As filed with the U.S. Securities and Exchange Commission


                              on February 25, 2005


                        Securities Act File No. 33-47880
                    Investment Company Act File No. 811-6670

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

                         Pre-Effective Amendment No.                         [ ]


                       Post-Effective Amendment No. 30                       [x]


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                                   [x]


                              Amendment No. 31                               [x]


                        (Check appropriate box or boxes)

                     Credit Suisse Institutional Fund, Inc.
               ...................................................
               (Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue
New York, New York                                                    10017-3140
.................................................................................
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 875-3500


                               J. Kevin Gao, Esq.

                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140
               ...................................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Dianne E. O'Donnell, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:  February 28, 2005.


It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b)


         [x]      on February 28, 2005 pursuant to paragraph (b)


         [ ]      60 days after filing pursuant to paragraph (a)(1)

         [ ]      on [date] pursuant to paragraph (a)(1)

         [ ]      75 days after filing pursuant to paragraph (a)(2)

         [ ]      on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       ----------------------------------

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND

Prospectus


February 28, 2005


      CREDIT SUISSE INSTITUTIONAL FUND, INC.

         o  LARGE CAP VALUE PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.


Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS ..............................................................      4
   Goals and Principal Strategies .......................................      4
   A Word About Risk ....................................................      4
   Investor Profile .....................................................      4

PERFORMANCE SUMMARY .....................................................      6
   Year-by-Year Total Returns ...........................................      6
   Average Annual Total Returns .........................................      7

INVESTOR EXPENSES .......................................................      8
   Fees and Portfolio Expenses ..........................................      8
   Example ..............................................................      9

THE PORTFOLIO IN DETAIL .................................................     10
   The Management Firm ..................................................     10
   Portfolio Information Key ............................................     10

LARGE CAP VALUE PORTFOLIO ...............................................     12

MORE ABOUT RISK .........................................................     15
   Introduction .........................................................     15
   Types of Investment Risk .............................................     15
   Certain Investment Practices .........................................     17

MEET THE MANAGERS .......................................................     20

ABOUT YOUR ACCOUNT ......................................................     21
   Share Valuation ......................................................     21
   Account Statements ...................................................     21
   Distributions ........................................................     22
   Taxes ................................................................     22

BUYING AND SELLING SHARES ...............................................     24

OTHER POLICIES ..........................................................     29

OTHER INFORMATION .......................................................     32
   About the Distributor ................................................     32

FOR MORE INFORMATION .............................................    back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES


--------------------------------------------------------------------------------
GOAL            PRINCIPAL STRATEGIES                      PRINCIPAL RISK FACTOR
--------------------------------------------------------------------------------
Total return    o    Invests at least 80% of net          o    Market risk
                     assets, plus any borrowings
                     for investment purposes, in
                     equity securities of U.S.
                     companies with large market
                     capitalizations

                o    Analyzes such factors as
                     price-to-earnings and
                     price-to-book ratios, using
                     a value investment style
--------------------------------------------------------------------------------


A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.


      The principal risk factor for the portfolio is discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

INVESTOR PROFILE

      This portfolio is designed for investors who:


o     have longer time horizons

o are willing to assume the risk of losing money in exchange for attractive potential long-term returns


o     are investing for total return


o     want to diversify their portfolios with stock funds

o     are investing for long-term goals

      They may NOT be appropriate if you:

o     are investing for a shorter time horizon


o     are uncomfortable with an investment that will fluctuate in value

o     are looking for income


      You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance (before and after taxes) over time to that of a broad based securities market index and other indexes, if applicable. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

------------------------------------------------------------------------------------------------
YEAR ENDED 12/31:                       1998   1999     2000    2001      2002     2003     2004
------------------------------------------------------------------------------------------------

                                      13.75%   3.08%   13.65%   1.01%   -17.76%   25.65%   12.26%
Best quarter: 16.79% (Q2 99)
Worst quarter: -17.44% (Q3 02)
Inception date: 6/30/97
------------------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------------
       PERIOD ENDED                     ONE YEAR   FIVE YEARS    LIFE OF    INCEPTION
         12/31/04:                        2004      2000-2004   PORTFOLIO     DATE
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                       12.26%      5.90%       7.72%      6/30/97
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS       11.74%      1.13%       3.53%
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                    7.97%      3.27%       4.99%
--------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(1) (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES
OR TAXES)                                 16.50%      5.27%       8.43%
--------------------------------------------------------------------------------------

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.


                            UNDERSTANDING PERFORMANCE

o Total return tells you how much an investment in a portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

o After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ended October 31, 2004.

--------------------------------------------------------------------------------
Shareholder fees
 (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                      NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
 of original purchase price or redemption
 proceeds, as applicable)                                                 NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) on reinvested distributions
 (as a percentage of offering price)                                      NONE
--------------------------------------------------------------------------------
Redemption fees                                                           NONE
--------------------------------------------------------------------------------
Exchange fees                                                             NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
 (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                            0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                      NONE
--------------------------------------------------------------------------------
Other expenses                                                            0.57%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                1.32%
--------------------------------------------------------------------------------



* Estimated fees and expenses for the fiscal year ending October 31, 2005 are shown below. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.



EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management fee                                                 0.18%
                                                               ----
Distribution and service (12b-1) fee                           NONE
Other expenses                                                 0.57%
                                                               ----
Net annual portfolio operating expenses                        0.75%

                                     EXAMPLE


This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, each portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
                                        ONE        THREE       FIVE        TEN
                                       YEAR        YEARS       YEARS      YEARS
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO              $134        $418        $723      $1,590
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL


THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017


o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients


o As of December 31, 2004, Credit Suisse Asset Management companies managed approximately $27.4 billion in the U.S. and $341.7 billion globally

o Credit Suisse Asset Management has offices in 16 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paulo, Singapore, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission (SEC)


      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


      For the 2003 fiscal year, the Large Cap Value Portfolio paid CSAM 0.18% of its average net assets for advisory services.


PORTFOLIO INFORMATION KEY


      Concise descriptions of the portfolio follow. Each description provides the following information:


GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


      The principal types of securities and certain types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."


RISK FACTORS


      The principal risk factor associated with the portfolio. Additional risk factors are included in "More About Risk."


PORTFOLIO MANAGEMENT

      The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS


      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.


o Total return How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.


o Portfolio turnover An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital-gains, which could raise your income-tax liability.


      The Annual Report includes the auditors' report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

                            LARGE CAP VALUE PORTFOLIO

GOAL AND STRATEGIES

      The Large Cap Value Portfolio seeks total return. To pursue this goal, it invests primarily in equity securities of value companies.

      Under normal market conditions, this portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations, which are defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. As of December 31, 2003, the smallest market capitalization in the Russell 1000 Index was $695 million.

      In seeking to identify undervalued companies, the portfolio managers:

o seek to buy stocks that are deeply discounted relative to their view of up-side potential

o use proprietary bottom-up equity research and detailed quantitative analyses to identify investment opportunities

o look for companies that stand to benefit from the positive impact of a likely significant event

o     apply risk analyses to attempt to minimize unintended investment risk

      The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

      The equity securities in which the portfolio invests include the following:

o     common and preferred stocks

o     securities convertible into common stocks

o     rights and warrants

      It may also invest in non-convertible debt securities such as bonds, debentures and notes.

      This portfolio may invest up to:

o 20% of net assets in debt securities, including up to 10% of net assets in debt securities rated below investment grade

o     10% of net assets in debt securities rated from BB/Ba to C (junk bonds)

o     15% of assets in real-estate investment trusts (REITs)

o     20% of assets in foreign securities

      To a limited extent, the portfolio may also engage in other investment practices.


RISK FACTOR

      This portfolio's principal risk factor is:


o     market risk


      The value of your investment generally will fluctuate in response to stock market movements. The portfolio's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

      Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor depending on market and economic conditions. Accordingly, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

      "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.

PORTFOLIO MANAGEMENT


      The Credit Suisse Value Team is responsible for the day-to-day management of the portfolio. The team currently consists of Stephen J. Kaszynski and Robert
E. Rescoe. See "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio financial statements is included in the Annual Report.

------------------------------------------------------------------------------------------------------------------------
YEAR ENDED:                                              2004         2003           2002          2001         2000
------------------------------------------------------------------------------------------------------------------------
Per share data
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $   0.87     $   0.76       $   0.85      $  11.01      $ 13.32
========================================================================================================================
Investment operations:

Net investment income                                      0.01         0.01           0.01          0.01(1)      0.24

Net gain (loss) on investments
(both realized and unrealized)                             0.09         0.11          (0.09)        (0.28)        0.31
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.10         0.12          (0.08)        (0.27)        0.55
------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:

Dividends from net investment income                      (0.01)       (0.01)         (0.01)        (0.03)       (0.22)

Distributions from net realized gains                        --           --             --         (9.86)       (2.64)
------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                      (0.01)       (0.01)         (0.01)        (9.89)       (2.86)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $   0.96     $   0.87       $   0.76      $   0.85      $ 11.01
========================================================================================================================
Total return(2)                                           11.81%       15.48%         (9.68)%       (4.34)%       5.59%
------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data

Net assets, end of year (000s omitted)                 $ 28,365     $ 29,445       $ 32,099      $  3,005      $  3,112

Ratio of expenses to average net assets(3)                 0.75%        0.75%          0.75%         0.75%        0.77%

Ratio of net investment income to average net assets       1.32%        1.26%          0.85%         1.16%        1.28%

Decrease reflected in above operating expense ratios
  due to waivers/reimbursements                            0.57%        0.55%          0.63%         2.17%        1.36%

Portfolio turnover rate                                      49%          56%            72%           45%         218%
------------------------------------------------------------------------------------------------------------------------


(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.


(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% for the year ended October 31, 2000. The Portfolio's net operating expense ratio after reflecting these arrangements was .75% for the year ending October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                                MORE ABOUT RISK


INTRODUCTION


      A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of each portfolio's risk profile in "Key Points." The preceding discussion of the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


      The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolios may use. Some of these practices may have higher risks associated with them. However, each portfolio has limitations and policies designed to reduce many of the risks.

TYPES OF INVESTMENT RISK

      The following risks are referred to throughout this prospectus.


      Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

      Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

      Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

      Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.


      o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


      Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

      Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

      Interest-rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      Liquidity Risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. A portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      Market Risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

      Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a portfolio to losses from fraud, negligence, delay or other actions.

      Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

      Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|   Permitted without limitation; does not indicate actual use


20% Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use


20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

|_|   Permitted, but not expected to be used to a significant extent


-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------
Borrowing The borrowing of money from banks to meet redemptions
or for other temporary or emergency purposes.Speculative exposure risk.                 33 1/3%
-----------------------------------------------------------------------------------------------
Equity and equity-related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. Liquidity, market, valuation risks.                            |X|
-----------------------------------------------------------------------------------------------
Foreign securities Securities of foreign issuers. May include depository receipts.
Currency, information, liquidity, market, operational, political, valuation risks.          20%
-----------------------------------------------------------------------------------------------
Futures and options on futures Exchange-traded contracts that enable a portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure,
interest-rate, market, speculative exposure risks.(2)                                      |_|
-----------------------------------------------------------------------------------------------
Investment-grade debt securities Debt securities rated within the four highest grades
(AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and
unrated securities of comparable quality. Credit, interest-rate, market risks.              20%
-----------------------------------------------------------------------------------------------
Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                                     |_|
-----------------------------------------------------------------------------------------------
Non-investment-grade debt securities Debt securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk
bonds. Credit, information, interest- rate, liquidity, market, valuation risks.             10%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------
Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. A portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged
exposure, liquidity, market, speculative exposure, valuation risks.(2)                      25%
-----------------------------------------------------------------------------------------------
Private-equity portfolios Private limited partnerships or other investment funds that themselves invest in equity or debt securities of: n companies in the venture-capital or post-venture-capital stages of development n companies engaged in special situations or changes in corporate control, including buyouts
Information, liquidity, market, valuation risks.                                           |_|
-----------------------------------------------------------------------------------------------
Real-estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income-producing real estate or real-estate-related loans or
interests. Credit, interest-rate, market risks.                                             15%
-----------------------------------------------------------------------------------------------
Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.                                                         15%
-----------------------------------------------------------------------------------------------
Securities lending Lending portfolio securities to financial institutions; a portfolio receives cash, U.S. government securities or bank letters of credit as
collateral. Credit, liquidity, market risks.                                            33 1/3%
-----------------------------------------------------------------------------------------------
Short sales "against the box" A short sale where the portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.                                             |_|
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------
Special-situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt a portfolio's performance if the anticipated benefits of the special situation do
not materialize. Information, market risks.                                                |_|
-----------------------------------------------------------------------------------------------
Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three
years. Information, liquidity, market, valuation risks.                                    |_|
-----------------------------------------------------------------------------------------------
Temporary defensive tactics Placing some or all of a portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a portfolio's principal investment strategies and might
prevent a portfolio from achieving its goal.                                               |_|
-----------------------------------------------------------------------------------------------
Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for
a limited time. Liquidity, market, speculative exposure risks.                              10%
-----------------------------------------------------------------------------------------------
When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                                    20%
-----------------------------------------------------------------------------------------------


(1) The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                               MEET THE MANAGERS


The Credit Suisse Value Team is responsible for the day-to-day management of the Portfolio. The current team members are Stephen J. Kaszynski and Robert E. Rescoe.

Stephen J. Kaszynski, CFA, Managing Director, is head of U.S. value equities. Mr. Kaszynski has been a team member of the portfolio since January 2004. He joined CSAM in 2004 from D.A. Capital Management, of which he was a co-founder and a managing member of the firm's hedge fund, D.A. Long/Short Equity LP, from 2001 to 2003. Previously, Mr. Kaszynski was a partner at Invesco Capital Management where, during his tenure from 1985 to 2001, he was team leader of the institutional large-capitalization value equity product and a senior member of the institutional small-capitalization value equity team. Before coming to Invesco, he was a Vice President and senior equity portfolio manager at Gardner & Preston Moss, which he joined in 1982 and was acquired by Invesco in 1985; and a management consultant at Touche Ross. Mr. Kaszynski holds a B.A. in economics from Knox College and an M.B.A. in finance from the University of Chicago Graduate School of Business.

Robert E. Rescoe, CFA, Director, is a portfolio manager specializing in U.S. value equities and has been a team member of the portfolio since May 2003. Mr. Rescoe came to CSAM in 1999 when Credit Suisse acquired WPAM, where he had been since 1993. Previously, he was a vice president and equity analyst at Fred Alger Management and a senior equity analyst at American General Capital Management. Mr. Rescoe holds a B.A. in political science from Tulane University and an M.B.A. in finance from the University of Texas.


      Job titles indicate with the investment with the investment adviser.

                               ABOUT YOUR ACCOUNT


SHARE VALUATION

      The price of your shares is also referred to as their net asset value
(NAV).


      The net asset value of each portfolio is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolios' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. A portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

      The portfolios' fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

      Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's portfolio investments to be affected by trading on days when you cannot buy or sell shares.


ACCOUNT STATEMENTS

      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)


o     otherwise, at least every calendar quarter


      You will receive annual and semiannual financial reports.


      Each portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the portfolios' website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of each portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolios' Statement of Additional Information.


DISTRIBUTIONS

      As an investor in a portfolio, you will receive distributions.


      The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

      The portfolio typically distributes dividends and capital gains annually, usually in December. The portfolio may make additional distributions at other times if necessary for the portfolio to avoid a federal tax.


      Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.


      Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.


TAXES

      As with any investment, you should consider how your investment in a portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

      As long as a portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from a portfolio, whether reinvested or taken in cash, are generally taxable. Distributions from a portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by a portfolio. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the portfolio satisfies certain holding period and other requirements.

      If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING PORTFOLIO SHARES

      Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                            BUYING AND SELLING SHARES

OPENING AN ACCOUNT

      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Services Center to receive one by mail or fax.

      You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

BUYING AND SELLING SHARES

      The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the fund or your financial services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus). The portfolios reserve the right to reject any purchase order.

MINIMUM INITIAL INVESTMENT

 Large Cap Value  Portfolio                     $1,000,000


      There is no minimum subsequent investment. The minimum initial investment for any group of related persons is an aggregate of $4,000,000. Certain retirement plans for which record keeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The minimum investments may be waived or modified.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolios will not be able to open your account. If a portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


INVEST BY PURCHASES IN KIND

      With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

o Match the investment objectives and policies of the portfolio to be purchased

o Be considered by the portfolio's adviser to be an appropriate portfolio investment

o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

      You may be able to buy and sell portfolio shares through financial services firms such as banks, brokers and financial advisors. The portfolios may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV. An authorized firm or its designee may impose its own deadline for orders in fund shares

      Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolios. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolios, such as the minimum initial investment amounts, may be modified.

EXCHANGING SHARES


      You should contact your financial representative or the Institutional Services Center to request an exchange into another Credit Suisse Fund or portfolio. Be sure to read the current Prospectus for the new fund.

      The portfolio reserves the right to:


o     reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o temporarily suspend the exchange privilege during unusual market conditions


      If a portfolio rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

                              ADDING TO AN ACCOUNT

------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT                                     ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------
BY EXCHANGE
------------------------------------------------------------------------------------------------------
o  Call our Institutional Services Center to           o  Call our Institutional Services Center to
   request an exchange from another Credit                request an exchange from another Credit
   Suisse Fund or portfolio. Be sure to read the          Suisse Fund or portfolio.
   current Prospectus for the new fund or
   portfolio.                                          o  If you do not have telephone privileges, mail
                                                          or fax a letter of instruction.
o  If you do not have telephone privileges, mail
   or fax a letter of instruction.
------------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------------
o  Complete and sign the New Account                   o  Call our Institutional Services Center by 4
   Application.                                           p.m. Eastern Time to inform us of the
                                                          incoming wire. Please be sure to specify the
o  Call our Institutional Services Center and fax         account registration, account number and
   the signed New Account Application by                  the fund and portfolio name on your wire
   4 p.m. Eastern Time.                                   advice.

o  The Institutional Services Center will              o  Wire the money for receipt that day.
   telephone you with your account number.
   Please be sure to specify the account
   registration, account number and the fund
   and portfolio name on your wire advice.

o  Wire your initial investment for receipt that
   day.
------------------------------------------------------------------------------------------------------

                          Institutional Services Center
                                  800-222-8977
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                                 SELLING SHARES


------------------------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES                                     CAN BE USED FOR
------------------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------------------
Write us a letter of instruction that
includes:

o   your name(s) and signature(s)                      o   Sales of any amount.

o   the fund and portfolio name and account number

o   the dollar amount you want to sell

o how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling Shares in Writing").
Mail the materials to Credit
Suisse Institutional Fund, Inc.
If only a letter of instruction is required, you can fax it to the Institutional Services
Center (unless a signature guarantee is required).

------------------------------------------------------------------------------------------------------
BY EXCHANGE
------------------------------------------------------------------------------------------------------
o   Call our Institutional Services Center to          o   Accounts with telephone privileges. If you
    request an exchange into another Credit Suisse         do not have telephone privileges, mail or
    Fund or portfolio. Be sure to read the current         fax a letter of instruction to exchange
    Prospectus for the new fund or                 shares.
    portfolio.
------------------------------------------------------------------------------------------------------
BY PHONE
------------------------------------------------------------------------------------------------------
Call our Institutional Services Center to              o   Accounts with telephone privileges.
request a redemption. You can receive the
proceeds as:

o   a check mailed to the address of record

o   a wire to your bank See

"By Wire" for details.
------------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------------
o   Complete the "Wire Instructions" section of        o   Requests by phone or mail.
    your New Account Application.

o   For federal-funds wires, proceeds will be
    wired on the next business day.
------------------------------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Services Center
Toll free: 800-222-8977
Fax: 646-354-5026

Mail
Credit Suisse Institutional Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Fund, Inc.
66 Brooks Drive
Braintree, MA 02184

                               WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional Fund, Inc.
[Institutional Fund Portfolio Name]
DDA# 9904-649-2
F/F/C: [Account Number and Registration]

SELLING SHARES IN WRITING

      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemption in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES


      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.


                          Institutional Services Center
                                  800-222-8977
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                                 OTHER POLICIES

TRANSACTION DETAILS

      You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

      Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by a portfolio if your investment check or Automated Clearing House transfer does not clear.

      If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

      Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES


      Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.

FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and redemptions of portfolio shares present risks to the portfolio's long-term shareholders. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the portfolio's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

      The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Directors. The portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the portfolio's records. The portfolio works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts in order to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur.

      The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the portfolio reserves the right to reject a purchase or exchange order from any investor or intermediary that the portfolio has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

      The portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

      There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the portfolio may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the portfolio has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of portfolio shares. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), excessive trading of portfolio shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of portfolio shares, which may define market timing differently than the portfolio does and have different consequences associated with it.

      Each portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.


SPECIAL SITUATIONS


      The portfolio reserves the right to:

o change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


o     charge a wire-redemption fee

o make a "redemption in kind"-- payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates

o stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                               OTHER INFORMATION

ABOUT THE DISTRIBUTOR

      Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:


o     making the portfolio available to you


o     account servicing and maintenance

o     other administrative services related to sale of the Institutional Class

      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements.

                          Institutional Services Center
                                  800-222-8977
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

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                                       33

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                                       34

                       This page intentionally left blank

                              FOR MORE INFORMATION


      More information about the portfolio is available free upon request, including the following:


ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

      The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

OTHER INFORMATION


      A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.


      You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

      Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:
   www.csam.com/us


SEC file number:
CREDIT SUISSE INSTITUTIONAL FUND, INC.           811-06670


P.O. BOX 55030, BOSTON, MA 02205-5030                      CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM/US                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINU-1-0205

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND

Prospectus


February 28, 2005


        CREDIT SUISSE INSTITUTIONAL FUND, INC.

        o    INTERNATIONAL FOCUS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


 KEY POINTS ...............................................................    4
   Goal and Principal Strategies ..........................................    4
   A Word About Risk ......................................................    4
   Investor Profile .......................................................    5

PERFORMANCE SUMMARY .......................................................    6
   Year-by-Year Total Returns .............................................    6
   Average Annual Total Returns ...........................................    7

INVESTOR EXPENSES .........................................................    8
   Fees and Portfolio Expenses ............................................    8
   Example ................................................................    9

THE PORTFOLIO IN DETAIL ...................................................   10
   The Management Firms ...................................................   10
   Portfolio Information Key ..............................................   11
   Goal and Strategies ....................................................   11
   Portfolio Investments ..................................................   12
   Risk Factors ...........................................................   12
   Portfolio Management ...................................................   13
   Financial Highlights ...................................................   14

MORE ABOUT RISK ...........................................................   15
   Introduction ...........................................................   15
   Types of Investment Risk ...............................................   15
   Certain Investment Practices ...........................................   17

MEET THE MANAGERS .........................................................   21

ABOUT YOUR ACCOUNT ........................................................   23
   Share Valuation ........................................................   23
   Account Statements .....................................................   23
   Distributions ..........................................................   24
   Taxes ..................................................................   24

BUYING SHARES .............................................................   26

SELLING SHARES ............................................................   29

OTHER POLICIES ............................................................   31

FOR MORE INFORMATION .................................................back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

-------------------------------------------------------------------------------------
GOAL                PRINCIPAL STRATEGIES                      PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------
Long-term capital   o    Invests at least 80% of its net      o    Focus risk
appreciation             assets, plus any borrowings for
                         investment purposes, in equity       o    Foreign securities
                         securities from at least three
                         foreign countries                    o    Market risk

                    o    Diversifies its investments across
                         countries, including emerging markets

                    o    Favors stocks with discounted
                         valuations, using a value-based,
                         bottom-up investment approach
-------------------------------------------------------------------------------------

A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOCUS RISK

      The portfolio generally invests a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its investments than a portfolio that invests in a larger number of securities.

FOREIGN SECURITIES

      Since the portfolio invests in foreign securities, it carries additional risks that include:

o Currency risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The portfolio may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK

      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

INVESTOR PROFILE

      This portfolio is designed for investors who:

o     have longer time horizons

o are willing to assume the risk of losing money in exchange for attractive potential long-term returns

o     are looking for capital appreciation

o     want to diversify their portfolios internationally

      It may NOT be appropriate if you:

o     are investing for a shorter time horizon

o are uncomfortable with an investment that has a higher degree of volatility

o     want to limit your exposure to foreign securities

o     are looking for income

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance (before and after taxes) over time to that of a broad based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


----------------------------------------------------------------------------------------------------
YEAR ENDED 12/31:    1995    1996    1997   1998    1999    2000     2001     2002     2003    2004
----------------------------------------------------------------------------------------------------
                     9.91%  11.23%  -2.57%         57.69%  -24.34%  -19.91%  -17.66%  34.62%  14.49%

Best quarter: 33.60% (Q4 99)
Worst quarter: -20.71% (Q3 02)
Inception date: 9/1/92
----------------------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------------
PERIOD ENDED                ONE YEAR   FIVE YEARS   TEN YEARS    LIFE OF    INCEPTION
12/31/04:                     2004      2000-2004   1995-2004   PORTFOLIO      DATE
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES           14.49%       -5.12%       4.37%      7.23%       9/1/92
--------------------------------------------------------------------------------------
RETURN AFTER TAXES
ON DISTRIBUTIONS              13.29%       -7.27%       2.49%      5.46%
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE
OF FUND SHARES                 9.42%       -5.12%       2.91%      5.52%
--------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD
FREE EXCLUDING US INDEX(1)
(REFLECTS NO DEDUCTIONS
FOR FEES, EXPENSES
OR TAXES)                     21.36%        0.02%       6.02%      7.57%
--------------------------------------------------------------------------------------



(1) The Morgan Stanley Capital International All Country World Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.


                            UNDERSTANDING PERFORMANCE

o Total return tells you how much an investment in a portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

o After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ended October 31, 2004.


--------------------------------------------------------------------------------
Shareholder fees
 (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                       NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
 percentage of original purchase price or redemption
 proceeds, as applicable)                                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) on reinvested distributions
 (as a percentage of offering price)                                       NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
 (deducted from fund assets)
--------------------------------------------------------------------------------
Management fee                                                             0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                             0.37%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                 1.17%
--------------------------------------------------------------------------------


* Expected fees and expenses for the fiscal year ending October 31, 2005 are shown below. Waivers and expense reimbursements or credits are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management fee                                                             0.58%
Distribution and service (12b-1) fee                                       NONE
Other expenses                                                             0.37%
                                                                           ----
Net annual portfolio operating expenses                                    0.95%

                                     EXAMPLE

This example may help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements and credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
 ONE                    THREE                     FIVE                      TEN
YEAR                    YEARS                    YEARS                     YEARS
--------------------------------------------------------------------------------
$119                     $372                     $644                    $1,420
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies and supervising the activities of the sub-investment advisers for the portfolio

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients


o As of December 31, 2004, Credit Suisse Asset Management companies manage approximately $27.4 billion in the U.S. and $341.7 billion globally

o Credit Suisse Asset Management has offices in 16 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paolo, Singapore, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission (SEC)


      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


      For the 2004 fiscal year, the portfolio paid CSAM 0.58% of its average net assets for advisory services.


CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC3A 7JJ
United Kingdom

o     Sub-investment adviser for the portfolio

o Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies

o     Also a member of Credit Suisse Asset Management

      For easier reading, CSAM's U.K. affiliate will be referred to as "CSAM U.K." throughout this Prospectus.


CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Level 32 Gateway
1 Macquarie Place
Sydney NSW 2000
Australia


o     Sub-investment adviser for the portfolio

o Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies

o     Also a member of Credit Suisse Asset Management

PORTFOLIO INFORMATION KEY

      A concise description of the portfolio follows. The description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


      The principal types of securities and certain secondary types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."


RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

      The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS


      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.


o Total return How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.


o Portfolio turnover An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital-gains, which could raise your income tax liability.


      The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

GOAL AND STRATEGIES

      The portfolio seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of approximately 40 to 60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets.


      Major foreign markets currently consist of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. These countries are currently, or proposed to be, represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE((R))) Index.

      The "top fifteen" (largest company holdings) in the portfolio may account for 40% or more of the portfolio's assets. Under normal market conditions, the portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three foreign countries.


      The portfolio is not an index fund and will not seek to match the performance or weightings of the EAFE Index.

      The portfolio intends to diversify its investments across a number of different countries. However, at times the portfolio may invest a significant part of its assets in a single country. The portfolio may invest up to 15% of its assets in emerging markets.

      In choosing equity securities, the portfolio's portfolio managers use a bottom-up investment approach that begins with an analysis of individual companies. The managers look for companies of any size whose stocks appear to be discounted relative to earnings, assets or projected growth. The portfolio managers determine value based upon research and analysis, taking all relevant factors into account.

      The portfolio's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

      Equity holdings may consist of:

o     common stocks

o     warrants

o     securities convertible into or exchangeable for common stocks

      The portfolio may invest up to 20% of its net assets in debt securities, including up to 5% of net assets in debt securities rated below investment grade.

      To a limited extent, the portfolio may also engage in other investment practices.

RISK FACTORS

      This portfolio's principal risk factors are:

o     focus risk

o     foreign securities

o     market risk

      Because the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be subject to greater volatility than a portfolio that invests in a larger number of securities.

      The value of your investment generally will fluctuate in response to stock-market movements. Because the portfolio invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

      To the extent that it focuses on a single country or region, the portfolio may take on increased volatility or may not perform as well as a more geographically diversified equity fund. "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

PORTFOLIO MANAGEMENT

      The Credit Suisse International Equity Team is responsible for the day-to-day management of the portfolio. The current team members are Emily Alejos, Anne S. Budlong, Nancy Neirman, Harry M. Jaffe and Chris Matyszewski. See "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.



--------------------------------------------------------------------------------------------------------
YEAR ENDED:                                   10/04        10/03       10/02       10/01       10/00
--------------------------------------------------------------------------------------------------------
Per share data
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year           $  8.92     $   7.19     $  8.13     $ 17.61    $  18.85
========================================================================================================
Investment operations:

Net investment income                           0.13(1)      0.09(1)     0.07(1)     0.09        0.22(1)

Net gain (loss) on investments and
   foreign currency related items
   (both realized and unrealized)               0.97         1.69       (1.01)      (3.18)      (0.46)
--------------------------------------------------------------------------------------------------------
      Total from investment operations          1.10         1.78       (0.94)      (3.09)      (0.24)
--------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:

Dividends from net investment income           (0.05)       (0.05)         --       (0.21)      (0.78)

Distributions from net realized gains          (0.24)          --          --       (6.18)      (0.22)
--------------------------------------------------------------------------------------------------------
   Total dividends and distributions           (0.29)       (0.05)         --       (6.39)      (1.00)
--------------------------------------------------------------------------------------------------------
Net asset value, end of year                 $  9.73     $   8.92     $  7.19     $  8.13    $  17.61
========================================================================================================
Total return(2)                                12.50%       24.90%     (11.56)%    (26.56)%     (1.98)%
--------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)       $55,190     $161,971     $44,565     $95,622    $356,004

Ratio of expenses to average net assets(3)      0.95%        0.95%       0.95%       0.95%       0.97%

Ratio of net investment income to average
   net assets                                   1.38%        1.17%       0.87%       0.61%       0.74%

Decrease reflected in above operating
   expense ratios due to waivers/
   reimbursement                                0.22%        0.22%       0.39%       0.23%       0.19%

Portfolio turnover rate                           98%         151%        161%        134%        111%
--------------------------------------------------------------------------------------------------------


(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.


(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended October 31, 2000. The net operating expense ratio after these arrangements was .95% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                                 MORE ABOUT RISK

INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussions of the portfolio contain more detailed information. This section discusses other risks that may affect the portfolio.

      The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these practices may have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

TYPES OF INVESTMENT RISK

      The following risks are referred to throughout this Prospectus.


      Access Risk Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

      Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

      Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

      Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

      Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.


      o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

      Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


      Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

      Interest-rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      Liquidity Risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

      Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

      Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

      Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% Bold type (e.g., 20%) represents an investment limitation as a percentage of net portfolio assets; does not indicate actual use


20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total portfolio assets; does not indicate actual use

[ ]   Permitted, but not expected to be used to a significant extent

--    Not permitted

--------------------------------------------------------------------------------------------
INVESTMENT PRACTICES                                                                  LIMIT
--------------------------------------------------------------------------------------------
Borrowing The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. Speculative exposure risk.                          33 1/3%
--------------------------------------------------------------------------------------------

Country/region focus Investing a significant portion of portfolio assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on portfolio performance than they would in a more geographically diversified equity portfolio. Currency, market, political
risks.                                                                                  [X]
--------------------------------------------------------------------------------------------

Currency transactions Instruments, such as options, futures, forwards or swaps, intended to manage portfolio exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
Swaps involve the right or obligation to receive or make payments based on two different currency rates. Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation risks.(1)                         [X]
--------------------------------------------------------------------------------------------

Emerging markets Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a portfolio to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to risks beyond those generally encountered in developed countries. Access, currency, information,
liquidity, market, operational, political, valuation risk.                               15%
--------------------------------------------------------------------------------------------

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. Liquidity, market, valuation risks.                         [X]
--------------------------------------------------------------------------------------------

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political,
valuation risks.                                                                        [X]
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
INVESTMENT PRACTICES                                                                  LIMIT
--------------------------------------------------------------------------------------------
Futures and options on futures Exchange-traded contracts that enable the portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure,
interest-rate, market, speculative exposure risks.(2)                                   [ ]
--------------------------------------------------------------------------------------------

Investment-grade debt securities Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Credit, interest-rate,
market risks.                                                                            20%
--------------------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), and other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                                  [ ]
--------------------------------------------------------------------------------------------

Non-investment-grade debt securities Debt securities and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market,
valuation risks.                                                                          5%
--------------------------------------------------------------------------------------------

Options Instruments that provide a right to buy (call), a particular security, currency or an index of securities at a fixed price within a certain time period. The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure,
liquidity, market, speculative exposure, valuation risks                                 25%
--------------------------------------------------------------------------------------------

Privatization programs Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency, information,
liquidity, operational, political, valuation risks.                                     [X]
--------------------------------------------------------------------------------------------

Real-estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income producing real-estate-related loans or interests. Credit,
interest-rate, liquidity, market risks.                                                 [ ]
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
INVESTMENT PRACTICES                                                                  LIMIT
--------------------------------------------------------------------------------------------
Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.                                                      10%
--------------------------------------------------------------------------------------------

Securities lending Lending portfolio securities to financial institutions; the portfolio receives cash, U.S. government securities or bank letters of credit as
collateral. Credit, liquidity, market risks.                                         33 1/3%
--------------------------------------------------------------------------------------------

Short sales "against the box" A short sale when the portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.                                          [ ]
--------------------------------------------------------------------------------------------

Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three
years. Information, liquidity, market, valuation risks.                                 [X]
--------------------------------------------------------------------------------------------

Swaps A contract between the portfolio and another party in which the parties agree to exchange streams of payments based on certain benchmarks. For example, the portfolio may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market,
political, speculative exposure, valuation risks.                                       [ ]
--------------------------------------------------------------------------------------------

Temporary defensive tactics Placing some or all of the portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the portfolio's principal investment strategies and might
prevent a portfolio from achieving its goal.                                            [ ]
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
INVESTMENT PRACTICES                                                                  LIMIT
--------------------------------------------------------------------------------------------
Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for
a limited time. Liquidity, market, speculative exposure risks.                           10%
--------------------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                                 20%
--------------------------------------------------------------------------------------------

(1) The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS


The Credit Suisse International Equity Team is responsible for the day-to-day management of the portfolio. The current team members are Emily Alejos, Anne S. Budlong, Nancy Nierman, Harry M. Jaffe and Chris Matyszewski.


Emily Alejos, CFA, Director, has been a team member of the portfolio since January 2004. She is a telecommunications-services sector specialist in international-equity portfolios. Ms. Alejos has been a member of the Credit Suisse International Equity Team and a team member of the fund since January 2004. She continues to serve as chief investment officer for Latin American equities. She joined CSAM in 1997 after working as an emerging-markets portfolio manager at Bankers Trust from 1993 to 1997. Previously, she focused on Latin American equities at G.T. Capital Management in San Francisco. Ms. Alejos holds a B.A. in economics and development studies from Brown University and an M.B.A. from Stanford University.

Anne S. Budlong, Director, has been a team member of the portfolio since August 2002. Ms. Budlong joined CSAM in 2000 from Baring Asset Management in London, where, during 1999 she was an Assistant Director and co-managed a European small-capitalization equity retail fund and institutional portfolio. From 1991 to 1999, she worked as an analyst focusing on large- and mid-cap European equities at Clay Finlay in London and New York and, prior to that, as a financial analyst at Oppenheimer & Co. Ms. Budlong holds a B.A. from Williams College with a double major in economics and Asian studies.

Nancy Nierman, Director, has been a team member of the portfolio since August 2003. She has been Co-Portfolio Manager of the portfolio since October 2000. She joined Warburg Pincus in 1996 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, she was a vice president at Fiduciary Trust Company International from 1992 to 1996. Ms. Nierman holds a B.B.A. in International Business from Baruch College, City University of New York.

           Job titles indicate position with the investment adviser.

Harry M. Jaffe, Vice President, has been a team member of the portfolio since August 2002. Mr. Jaffe joined Warburg Pincus in 1998 and came to CSAM in 1999 when it acquired Warburg Pincus. Previously, he was an associate in portfolio management at Scudder Kemper Investments from 1996 to 1998, an accountant at Continuum Health Partners from 1995 to 1996 and, prior to that, an assistant broker at Shearson Lehman. Mr. Jaffe holds a B.A. in economics from the American University and studied international economics at Cambridge University's Institute for Economic and Political Studies. He is a member of the Society of Quantitative Analysts.

Chris Matyszewski, CFA, Vice President, has been a team member of the portfolio since January 2004. Is a sector specialist in international equities. He joined CSAM in 2004 from Federated Investors, where he was a portfolio manager and analyst from 1997 to 2002 focusing on emerging equity markets. Previously, he was an international equity trader at Brandes Investment Partners; medical missions coordinator at Operation Smile, a non-profit group; and a derivatives trader at Berisford Capital Markets Group. Mr. Matyszewski holds a B.S. in finance from Villanova University and an M.B.A. in international finance from Thunderbird, the American Graduate School of International Management.

           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

SHARE VALUATION


      The net asset value of the portfolio is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

      The portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

      Some of the portfolio's securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's portfolio investments to be affected by trading on days when you cannot buy or sell shares.


ACCOUNT STATEMENTS

      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)

o     otherwise, at least every calendar quarter

      You will receive annual and semiannual financial reports.

      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's SAI.


DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.

      The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

      The portfolio typically distributes dividends and capital gains annually, usually in December. The portfolios may make additional distributions and dividends at other times if necessary for the portfolios to avoid a federal tax.

      Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

      Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.

TAXES


      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

      The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.


TAXES ON DISTRIBUTIONS

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital-gain rates to the extent the distributions are attributable to "qualified dividend income" received by the portfolio. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the portfolio satisfies certain holding period and other requirements.


      If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution-- you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING PORTFOLIO SHARES


      Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES

OPENING AN ACCOUNT

      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Services Center to receive one by mail or fax.

      You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

BUYING AND SELLING SHARES


      The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. eastern time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. The portfolio reserves the right to reject any purchase order. "Proper form" means the fund or your financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus). The portfolio reserves the right to reject any purchase order.


Minimum Initial Investment                                            $3,000,000
Minimum Subsequent Investment                                         $   50,000

      The minimum initial investment for any group of related persons is an aggregate of $4,000,000. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify you identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.

INVEST BY PURCHASES IN KIND

      With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

o Match the investment objectives and policies of the portfolio to be purchased

o Be considered by the portfolio's adviser to be an appropriate portfolio investment

o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

      You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolio may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV. An authorized firm or its designee may impose its own deadline for orders in fund shares.

      Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolio. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolio, such as the minimum initial investment amounts, may be modified.

EXCHANGING SHARES


      You should contact your financial representative or the Institutional Services Center to request an exchange into another Credit Suisse Fund or portfolio or portfolio. Be sure to read the current Prospectus for the new fund.


      The portfolio reserves the right to:

o     reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o temporarily suspend the exchange privilege during unusual market conditions

      If the portfolio rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Institutional fund will be processed. Your redemption request will be priced at the next computed net asset value.

ADDING TO AN ACCOUNT

      You can add to your account in a variety of ways, as shown in the table.


--------------------------------------------------------------------------------
OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o    Call our Institutional Services       o    Call our Institutional Services
     Center to request an exchange from         Center to request an exchange
     another Credit Suisse Fund or              from another Credit Suisse Fund
     portfolio. Be sure to read the             or portfolio.
     current Prospectus for the new fund
     or portfolio.                         o    If you do not have telephone
                                                privileges, mail or fax a letter
o    If you do not have telephone               of instruction.
     privileges, mail or fax a letter of
     instruction.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
o    Complete and sign the New Account     o    Call our Institutional Services
     Application.                               Center by 4 p.m. eastern time to
                                                inform us of the incoming wire.
o    Call our Institutional Services            Please be sure to specify the
     Center and fax the signed New              account registration, account
     Account Application by 4 p.m.              number and the fund and
     eastern time.                              portfolio name on your wire
                                                advice.
o    Institutional Services Center will
     telephone you with your account       o    Wire the money for receipt that
     number. Please be sure to specify          day.
     the account registration, account
     number and the fund and portfolio
     name on your wire advice.

o    Wire your initial investment for
     receipt that day.
--------------------------------------------------------------------------------


                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

                                 SELLING SHARES

--------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES         CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
Write us a letter of instruction that      o    Sales of any amount.
includes:

o    your name(s) and signature(s)

o    the portfolio name and account
     number

o    the dollar amount you want to sell

o    how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").

Mail the materials to Credit Suisse
Institutional Fund, Inc.

If only a letter of instruction is
required, you can fax it to the
Institutional Services Center (unless a
signature guarantee is required).
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o    Call our Institutional Services       o    Accounts with telephone
     Center to request an exchange into         privileges.
     another Credit Suisse Fund or
     portfolio.                            If you do not have telephone
                                           privileges, mail or fax a letter of
Be sure to read the current Prospectus     instruction to exchange shares.
for the new fund or portfolio.
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
o    Call our Institutional Services       o    Accounts with telephone
     Center to request a redemption. You        privileges.
     can receive the proceeds as:

o    a check mailed to the address of
     record

o    a wire to your bank

See "By Wire" for details.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

o    Complete the "Wire Instructions"      o    Requests by phone or mail.
     section of your New Account
     Application.

o    For federal-funds wires, proceeds
     will be wired on the next business
     day.
--------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Services Center
Toll free: 800-222-8977
Fax: 646-354-5026

Mail:
Credit Suisse Institutional Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Fund, Inc.
66 Brooks Drive
Braintree, MA 02184

                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional Fund, Inc.
[Institutional Fund Portfolio Name]
DDA# 9904-649-2
F/F/C: [Account Number and Registration]

SELLING SHARES IN WRITING

      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemption in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES

      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

                                 OTHER POLICIES

TRANSACTION DETAILS

      You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.


      Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or Automated Clearing House transfer does not clear.


      If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.


      Uncashed redemption or distribution checks do not earn interest.

FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and redemptions of portfolio shares present risks to the portfolio's long-term shareholders. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the portfolio's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds and portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

      The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Directors. The portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the

Credit Suisse Funds. In determining whether the account has engaged in market timing, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the portfolio's records. The portfolio works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts in order to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur.

      The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the portfolio reserves the right to reject a purchase or exchange order from any investor or intermediary that the portfolio has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

      The portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "About Your Account -- Share Valuation."

      There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the portfolio may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the portfolio has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of portfolio shares. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), excessive trading of portfolio shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of portfolio shares, which may define market timing differently than the portfolio does and have different consequences associated with it.

      The portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.


ACCOUNT CHANGES


      Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.

SPECIAL SITUATIONS

      The portfolio reserves the right to:


o change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


o     charge a wire-redemption fee


o make a "redemption in kind"-- payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations


o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates

o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

ABOUT THE DISTRIBUTOR

      Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:

o     making the portfolio available to you

o     account servicing and maintenance

o     other administrative services related to sale of the Institutional Class

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

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                                       34

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                                       35

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

      The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

OTHER INFORMATION


      A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.


      You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

      Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
   Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:

   www.csam.com/us


SEC file number:
Credit Suisse Institutional Fund, Inc.                                 811-06670


P.O. BOX 55030, BOSTON, MA 02250-5030                        CREDIT | ASSET
800-222-8977  o  WWW.CSAM.COM/US                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR. CSINI-1-0205

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND

Prospectus


February 28, 2005


            CREDIT SUISSE INSTITUTIONAL FUND, INC.

            o     SELECT EQUITY PORTFOLIO


            o     CAPITAL APPRECIATION PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not approved these portfolios, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.................................................................    4
   Goals and Principal Strategies..........................................    4
   A Word About Risk.......................................................    4
   Investor Profile........................................................    5

PERFORMANCE SUMMARY........................................................    6
   Year-by-Year Total Returns..............................................    6
   Average Annual Total Returns............................................    7

INVESTOR EXPENSES..........................................................    8
   Fees And Portfolio Expenses.............................................    8
   Example.................................................................    9

THE PORTFOLIOS IN DETAIL...................................................   10
   The Management Firm.....................................................   10
   Portfolio Information Key...............................................   10

SELECT EQUITY PORTFOLIO....................................................   12

CAPITAL APPRECIATION PORTFOLIO.............................................   15

MORE ABOUT RISK............................................................   17
   Introduction............................................................   17
   Types of Investment Risk................................................   17
   Certain Investment Practices............................................   19

MEET THE MANAGERS..........................................................   24

ABOUT YOUR ACCOUNT.........................................................   26
   Share Valuation.........................................................   26
   Account Statements......................................................   26
   Distributions...........................................................   27
   Taxes...................................................................   27

BUYING SHARES..............................................................   29

SELLING SHARES.............................................................   32

OTHER POLICIES.............................................................   34
   About the Distributor...................................................   36

FOR MORE INFORMATION...............................................   back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES


---------------------------------------------------------------------------------------------------
PORTFOLIO/GOAL                 PRINCIPAL STRATEGIES                          PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------------------------
SELECT EQUITY                  o  Invests at least 80% of its net            o  Focus risk
PORTFOLIO                         assets, plus any borrowings for
Long-term capital                 investment purposes, in U.S. equity        o  Market risk
appreciation                      securities

                               o  Invests in 40 to 60 core, large
                                  capitalization U.S. stocks

                               o  Focuses on companies and industry
                                  sectors with favorable economic
                                  profit trends

                               o  Uses both traditional value-based
                                  analyses (such as price/book ratio),
                                  as well as the economic profit of a
                                  company
---------------------------------------------------------------------------------------------------
CAPITAL                        o  Invests substantially all of its           o  Market risk
APPRECIATION                      assets in equity securities of U.S.
PORTFOLIO                         companies
Long-term capital
appreciation                   o  Seeks sectors and companies that
                                  will outperform the overall market

                               o  Looks for themes or patterns
                                  associated with growth companies,
                                  such as significant fundamental
                                  changes, generation of a large free
                                  cash flow or company share-buyback
                                  programs
---------------------------------------------------------------------------------------------------


A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      Principal risk factors for the portfolios are discussed below. Before you invest, please make sure you understand the risks that apply to your portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOCUS RISK

Select Equity Portfolio

      The portfolio generally invests a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.

MARKET RISK


Both portfolios

      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.


INVESTOR PROFILE

      These portfolios are designed for investors who:

o     have longer time horizons

o are willing to assume the risk of losing money in exchange for attractive potential long-term returns

o     are looking for capital appreciation or growth

o     want to diversify their portfolios with stock funds

      They may NOT be appropriate if you:

o     are investing for a shorter time horizon

o     are uncomfortable with an investment that will fluctuate in value

o     are looking for income

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart and the table below provide an indication of the risks of investing in the portfolios. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years. The table compares the portfolio's performance (before and after taxes) over time to that of a broad based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

                      YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                                2003      2004
--------------------------------------------------------------------------------

SELECT EQUITY PORTFOLIO                                         22.00%     7.76%
  Best quarter: 11.22% (Q4 03)
  Worst quarter: -2.60% (Q3 04)
  Inception date: 1/31/02
--------------------------------------------------------------------------------

CAPITAL APPRECIATION PORTFOLIO                                  25.30%     9.84%
  Best quarter: 14.20% (Q2 03)
  Worst quarter: -5.03% (Q3 04)
  Inception date: 1/31/02
--------------------------------------------------------------------------------

                     AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------------
        PERIOD ENDED                             ONE YEAR       LIFE OF      INCEPTION
          12/31/04:                                2004        PORTFOLIO       DATE
--------------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                7.76%          1.15%       1/31/02
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                7.36%          0.95%
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                            5.04%          0.88%
--------------------------------------------------------------------------------------
S&P 500 INDEX(1) (REFLECTS NO DEDUCTION FOR
FEES EXPENSES OR TAXES)                           10.88%          4.75%
--------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                9.84%         -0.50%        1/31/02
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                9.75%         -0.53%
--------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                            6.40%         -0.44%
--------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2) (REFLECTS NO
DEDUCTION FOR FEES EXPENSES OR TAXES)              6.30%          0.88%
--------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

(2) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------

                            UNDERSTANDING PERFORMANCE

o Total return tells you how much an investment in the fund has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

o After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

--------------------------------------------------------------------------------

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses for Select Equity and Capital Appreciation Portfolios are for the fiscal year ended October 31, 2004.

--------------------------------------------------------------------------------
                                                      SELECT        CAPITAL
                                                      EQUITY      APPRECIATION
                                                     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
Shareholder fees
(paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                    NONE          NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
 percentage of original purchase price or
 redemption proceeds, as applicable)                    NONE          NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) on reinvested
distributions (as a percentage of offering price)       NONE          NONE
--------------------------------------------------------------------------------
Redemption fees                                         NONE          NONE
--------------------------------------------------------------------------------
Exchange fees                                           NONE          NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                          .50%          .50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                    NONE          NONE
--------------------------------------------------------------------------------
Other expenses                                          .89%         1.65%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*             1.39%         2.15%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the fiscal year ending October 31, 2005 (after waivers and expense reimbursements or credits) are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be reduced or discontinued at any time.

                                                         Select       Capital
Expenses After Waivers                                   Equity    Appreciation
And Reimbursements                                     Portfolio     Portfolio

Management fee                                             .00%        .00%
Distribution and service (12b-1) fee                       NONE        NONE
Other expenses                                             .75%        .75%
                                                         -----       -----
Net annual portfolio operating expenses                    .75%        .75%

                                     EXAMPLE

This example may help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each portfolio returns 5% annually, expense ratios remain as listed in the table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
                                       ONE        THREE       FIVE        TEN
                                      YEAR        YEARS       YEARS      YEARS
--------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO               $142        $440      $  761      $1,669
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
 PORTFOLIO                            $218        $673      $1,154      $2,483
--------------------------------------------------------------------------------

                            THE PORTFOLIOS IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolios

o Responsible for managing each portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.


o As of December 31, 2004, Credit Suisse Asset Management companies managed approximately $27.4 billion in the U.S. and $341.7 billion globally

o Credit Suisse Asset Management has offices in 16 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paulo, Singapore, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission (SEC)


      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


      For the 2004 fiscal period, CSAM waived its advisory fees from the Select Equity and Capital Appreciation Portfolios.


PORTFOLIO INFORMATION KEY

      Concise descriptions of each portfolio follow. Each description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


      The principal types of securities and certain types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."


RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

      The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS


      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o Total return How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions

o Portfolio turnover An indication of trading frequency. The portfolios may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital-gains, which could raise your income-tax liability.

      The Annual Report includes the auditors' report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus

                             SELECT EQUITY PORTFOLIO

GOAL AND STRATEGIES

      The portfolio seeks long-term appreciation of capital, which is achieved through the active management of a portfolio of approximately 40 to 60 core, large capitalization U.S. stocks, which generally are concentrated in the top 20 positions. Under normal market conditions, the portfolio invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. equity securities.

      The portfolio managers use a unique stock selection process based on an economic profit approach, rather than based on traditional accounting measures. The portfolio managers define economic profit as return on invested capital that exceeds cost of capital. Specifically, the portfolio managers believe that:

o A company's fundamentals and market value should benefit as its return on invested capital improves relative to its cost of capital.

o Under the economic profit approach, focusing on free cash flow, volatility of free cash flow, return on invested capital and valuation is more relevant to long-term stock price movements than certain accounting measures (such as earnings per share).

o Analysis of a company's economic profit combined with fundamental, bottom-up qualitative research is critical to evaluating potential outperformance.

      The fund's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders.

PORTFOLIO INVESTMENTS

      The portfolio's equity holdings may include:

o     common stocks

o     preferred stocks

o     securities convertible into common stocks

o securities whose values are based on common stocks, such as rights and warrants

      The portfolio may invest up to 20% of its net assets, plus any borrowings for investment purposes, in foreign securities, including dollar-denominated ADRs of foreign issuers. To a limited extent, the portfolio may also engage in other investment practices.

RISK FACTORS

      The portfolio's principal risk factors are:

o     focus risk

o     market risk

      The value of your investment will vary with changes in interest rates and other factors.

      Because the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be subject to greater volatility than a fund that invests in a larger number of securities.

      "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.

PORTFOLIO MANAGEMENT


      The Credit Suisse Large Cap Core Team is responsible for the day-to-day management of the portfolio. The team currently consists of Hugh M. Neuberger, William D. Butler, Sarah J. Dyer and Margaret M. Miller. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.

--------------------------------------------------------------------------------------------------------------
YEAR ENDED:                                                          2004            2003         2002(1)
--------------------------------------------------------------------------------------------------------------
Per-share data
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  9.07         $  7.87         $ 10.00
--------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income                                                0.06            0.06            0.01
Net gain (loss) on investments (both realized and unrealized)        0.44            1.17           (2.14)
--------------------------------------------------------------------------------------------------------------
  Total from investment operations                                   0.50            1.23           (2.13)
--------------------------------------------------------------------------------------------------------------
Less Dividends
Dividends from net investment income                                (0.06)          (0.03)             --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  9.51         $  9.07         $  7.87
--------------------------------------------------------------------------------------------------------------
Total return(2)                                                      5.46%          15.61%         (21.30)%
--------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $17,085         $10,804         $11,727
Ratio of expenses to average net assets(3)                           0.75%           0.75%           0.75%(4)
Ratio of net investment income to average net assets                 0.77%           0.70%           0.56%(4)
Decrease reflected in above operating expense ratios
 due to waivers/reimbursements                                       0.64%           0.96%           1.74%(4)
Portfolio turnover rate                                                90%            107%             79%
--------------------------------------------------------------------------------------------------------------


(1)   For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.


(4)   Annualized.

                         CAPITAL APPRECIATION PORTFOLIO

GOAL AND STRATEGIES

      This portfolio seeks long-term capital appreciation. To pursue its goal, the portfolio invests substantially all of its assets - but no less than 80% of assets - in U.S. equity securities. The portfolio invests in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

      CSAM seeks to identify growth opportunities for the portfolio. We look for sectors and companies that we believe will outperform the overall market. We also look for themes or patterns that we generally associate with growth companies, such as:

o     significant fundamental changes, including changes in senior management

o     generation of a large free cash flow

o     proprietary products and services

o     company share-buyback programs

      The portfolio managers select growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

PORTFOLIO INVESTMENTS

      The portfolio invests in the following types of equity securities:

o     common stocks

o     rights and warrants

o     securities convertible into or exchangeable for common stocks

o     depository receipts relating to equity securities

      The portfolio may invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.

      The 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

RISK FACTORS

      The portfolio's principal risk factor is:

o     market risk

      The value of your investment generally will fluctuate in response to stock-market movements. Portfolio performance will largely depend upon the performance of growth stocks, which may be more volatile than the overall stock market.

      Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor depending on market and economic conditions. Accordingly, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

      "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

PORTFOLIO MANAGEMENT

      Marian U. Pardo and Jeffrey T. Rose are responsible for the day-to-day management of the portfolio. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP.

---------------------------------------------------------------------------------------------------------------
YEAR ENDED:                                                         2004            2003         2002(1)
---------------------------------------------------------------------------------------------------------------
Per-share data
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 8.65          $ 7.37         $10.00
---------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income                                               (0.02)           0.00(2)        0.00(2)
Net gain (loss) on investments (both realized and unrealized)        0.31            1.28          (2.63)
---------------------------------------------------------------------------------------------------------------
  Total from investment operations                                   0.29            1.28          (2.63)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 8.94          $ 8.65         $ 7.37
---------------------------------------------------------------------------------------------------------------
Total return(3)                                                      3.37%          17.37%        (26.30)%
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                           $4,803          $9,502         $9,311
Ratio of expenses to average net assets(4)                           0.75%           0.75%          0.75%(5)
Ratio of net investment income (loss) to average net assets         (0.14)%          0.01%         (0.07)%(5)
Decrease reflected in above operating expense ratios
 due to waivers/reimbursements                                       1.40%           1.03%          0.76%(5)
Portfolio turnover rate                                                80%            108%            56%
---------------------------------------------------------------------------------------------------------------


(1)   For the period January 31, 2002 (inception date) through October 31, 2002.

(2)   Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.


(5)   Annualized.

                                MORE ABOUT RISK


INTRODUCTION

      A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of each portfolio's risk profile in "Key Points." The preceding discussions of each portfolio contain more detailed information. This section discusses other risks that may affect the portfolios.

      The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolios may use. Some of these practices may have higher risks associated with them. However, each portfolio has limitations and policies designed to reduce many of the risks.

TYPES OF INVESTMENT RISK

      The following risks are referred to throughout this prospectus.


      Access Risk Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

      Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

      Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

      Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

      Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.


      o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


      Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

      Focus Risk The fund generally invests a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.


      Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

      Interest-rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      Liquidity Risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. A portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

      Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a portfolio to losses from fraud, negligence, delay or other actions.

      Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

      Prepayment Risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

      Regulatory Risk Governments, agencies and other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or a portfolio's performance.

      Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|   Permitted without limitation; does not indicate actual use


20% Bold type (e.g., 20%) represents an investment limitation as a percentage of net portfolio assets; does not indicate actual use


20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total portfolio assets; does not indicate actual use


|_|   Permitted, but not expected to be used to a significant extent

                                                                                SELECT        CAPITAL
                                                                                EQUITY     APPRECIATION
                                                                              PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------------------
Borrowing The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                                      33 1/3%        33 1/3%
-----------------------------------------------------------------------------------------------------------

Country/region focus Investing a significant portion of fund assets in a single country or region. Market swings in the
targeted country or region will be likely to have a greater
effect on fund performance than they would in a more
geographically diversified equity portfolio. Currency,
market, political risks.                                                           |_|            |_|
-----------------------------------------------------------------------------------------------------------

Currency hedging Instruments, such as options, futures,
forwards or swaps, intended to manage fund exposure to
currency risk. Options, futures or forwards involve the
right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit,
currency, hedged exposure, liquidity, political, valuation risks.                  |_|            |_|
-----------------------------------------------------------------------------------------------------------

Emerging markets. Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject the
portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the fund to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                                                   |_|            |_|
-----------------------------------------------------------------------------------------------------------

Equity and equity-related securities Common stocks and other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.                                                           |X|            |X|
-----------------------------------------------------------------------------------------------------------

Foreign securities Securities of foreign issuers. May
include depository receipts. Currency, information,
liquidity, market, operational, political, valuation risks.                         20%            20%
-----------------------------------------------------------------------------------------------------------

                                                                                SELECT        CAPITAL
                                                                                EQUITY     APPRECIATION
                                                                              PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------------------
Futures and options on futures Exchange-traded contracts
that enable a portfolio to hedge against or speculate on
future changes in currency values, interest rates or stock
indexes. Futures obligate the portfolio (or give it the
right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)                                             |_|            |_|
-----------------------------------------------------------------------------------------------------------

Investment-grade debt securities Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's rating services, and unrated
securities of comparable quality. Credit, interest-rate,
market risks.                                                                       20%            20%
-----------------------------------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                             |_|            |_|
-----------------------------------------------------------------------------------------------------------

Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal-securities
holders. Credit, interest-rate, market, regulatory risks.                          |_|            |_|
-----------------------------------------------------------------------------------------------------------

Non-investment-grade debt securities Debt securities rated
below the fourth- highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds.
Credit, information, interest-rate, liquidity, market,
valuation risks.                                                                    20%             5%
-----------------------------------------------------------------------------------------------------------

Options Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period. A
portfolio may purchase or sell (write) both put and call
options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative
exposure, valuation risks.                                                          20%            20%
-----------------------------------------------------------------------------------------------------------

                                                                                SELECT        CAPITAL
                                                                                EQUITY     APPRECIATION
                                                                              PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------------------
Privatization programs Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operations,
political, valuation risks.                                                        |_|            |_|
-----------------------------------------------------------------------------------------------------------

Real-estate investment trusts (REITs) Pooled investment
vehicles that invest primarily in income-producing real
estate or real-estate-related loans or interests. Credit,
interest-rate, market risks.                                                       |_|            |_|
-----------------------------------------------------------------------------------------------------------

Restricted and other illiquid securities Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                                              15%            15%
-----------------------------------------------------------------------------------------------------------

Securities lending Lending portfolio securities to financial institutions; a portfolio receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                                        33 1/3%        33 1/3%
-----------------------------------------------------------------------------------------------------------

Short positions Selling borrowed securities with the
intention of repurchasing them for a profit on the
expectation that the market price will drop. If a portfolio
were to take short positions in stocks that increase in
value, then it would be likely to underperform similar
mutual funds that do not take short positions. Liquidity,
market, speculative exposure risks.                                                |_|            |_|
-----------------------------------------------------------------------------------------------------------

Short Sales "against the box" A short sale where a portfolio owns enough shares of the security involved to cover the
borrowed securities, if necessary. Liquidity, market,
speculative exposure risks.                                                        |_|            |_|
-----------------------------------------------------------------------------------------------------------

Short-term trading Selling a security shortly after
purchase. A portfolio engaging in short-term trading will
have higher turnover and transaction expenses. Increased
short-term capital gains distributions could raise
shareholders' income tax liability.                                                |_|            |_|
-----------------------------------------------------------------------------------------------------------

                                                                                SELECT        CAPITAL
                                                                                EQUITY     APPRECIATION
                                                                              PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------------------
Special-situation companies Companies experiencing unusual
developments affecting their market values. Special
situations may include acquisition, consolidation,
reorganization, recapitalization, merger, liquidation,
special distribution, tender or exchange offer, or
potentially favorable litigation. Securities of a
special-situation company could decline in value and hurt a
portfolio's performance if the anticipated benefits of the
special situation do not materialize. Information, market risks.                   |_|            |_|
-----------------------------------------------------------------------------------------------------------

Start-up and other small companies Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                                                |_|            |_|
-----------------------------------------------------------------------------------------------------------

Structured instruments Swaps, structured securities and
other instruments that allow the fund to gain access to the
performance of a benchmark asset (such as an index or
selected stocks) where the portfolio's direct investment is
restricted. Credit, currency, information, interest-rate,
liquidity, market, political, speculative exposure,                                |_|            |_|
valuation risks.
-----------------------------------------------------------------------------------------------------------

Temporary defensive tactics Placing some or all of a
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with a portfolio's
principal investment strategies and might prevent a
portfolio from achieving its goal.                                                 |_|            |_|
-----------------------------------------------------------------------------------------------------------

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                                                |_|             10%
-----------------------------------------------------------------------------------------------------------

                                                                                SELECT        CAPITAL
                                                                                EQUITY     APPRECIATION
                                                                              PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                      LIMIT
-----------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                                         25%            20%
-----------------------------------------------------------------------------------------------------------

Zero-coupon bonds Debt securities that pay no cash income to holders for either an initial period or until maturity and
are issued at a discount from maturity value. At maturity,
return comes from the difference between purchase price and
maturity value. Interest-rate, market risks.                                       |_|            |_|
-----------------------------------------------------------------------------------------------------------


(1) Each portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) Each portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS


The Credit Suisse Large Cap Core Team is responsible for the day-to-day management of the Select Equity Portfolio. The team currently consists of Hugh M Neuberger, William D. Butler, Sarah J. Dyer and Margaret M. Miller.

Hugh M. Neuburger, Managing Director, is a portfolio manager responsible for U.S. Large Capitalization Core Equity portfolios and has been a team member of the portfolio since October 2004. He joined DLJ Asset Management (AMG), where he served in a similar capacity, in 1995, and came to CSAM in 2000 when AMG merged its business into that of CSAM. Previously, Mr. Neuburger was a founder and Managing Director of Matrix Capital Management; a Director in the pension asset management group of Prudential Insurance Company; and an assistant professor of business at the Columbia University Graduate School of Business. He holds B.A., M.A. and Ph.D. degrees in history from the University of Chicago, as well as an M.A. in economics from the University of Illinois. Mr. Neuburger has published extensively, most recently having co-authored New Methods in Financial Modeling, and is a past president of the Society of Quantitative Analysts.

William D. Butler, CFA, Director, is a portfolio manager for U.S. Large Capitalization Core Equity portfolios and has been a team member of the portfolio since October 2004. He joined AMG, where he served in a similar capacity, in 1998, and came to CSAM in 2000 when AMG merged its business into that of CSAM. Previously, Mr. Butler was a senior consultant at BARRA Inc., advising institutional money managers on equity risk management, performance attribution and portfolio construction; an Associate Director in institutional fixed income sales and trading with Mabon Securities; and an Assistant Vice President in mortgage finance at Citibank. He began his career at Dow Chemical in marketing for the company's consumer products businesses. Mr. Butler holds a B.A. in economics from the University of Notre Dame and an M.B.A. in finance from the University of Chicago Graduate School of Business. He is a member of the Society of Quantitative Analysts.

Sarah J. Dyer, Director, has been a team member of the portfolio since February 2003. Prior to rejoining CSAM in August 2002, she was the director of investor relations and marketing at Trident Investment Management from July 2000 to July 2002. During Ms. Dyer's earlier tenure with CSAM from April 1998 to July 2000, she was a U.S. equity product manager and a relationship manager for institutional separate-account clients. Prior to that, Ms. Dyer was at Mitchell Hutchins Asset Management from 1996 to April 1998, where she was the equity mutual-funds product manager for the PaineWebber family of funds. Ms. Dyer holds a B.A. in philosophy and religion from Colgate University.


            Job titles indicate position with the investment adviser.

Margaret D. Miller, Director, has been a team member of the portfolio since inception. She joined DLJ Asset Management in 1996 as a generalist analyst for large-capitalization U.S. equity portfolios, and came to CSAM in 2000 when Credit Suisse acquired DLJ. Ms. Miller holds a B.S.B.A. in Marketing and International Management from Georgetown University and an M.B.A. in Finance and Accounting from Columbia University Graduate School of Business.


The following individuals are responsible for the day-to-day management of the Capital Appreciation Portfolio.

Marian U. Pardo, Managing Director, has been Co-Portfolio Manager of the Portfolio since joining CSAM in January of 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small Company Fund. During 1998, Ms. Pardo served as president and founding partner of Pardo Capital, a start-up investment limited partnership specializing in small and mid-cap U.S. equities. From 1994 to 1998, Ms. Pardo served as managing director and a portfolio manager at J.P. Morgan Investment Management. Between 1968 and 1994, she managed portfolios of large-, mid- and small-capitalization U.S. equities; was an equity analyst specializing in banking and financial services; and managed portfolios of special investments. Ms. Pardo holds a B.A. in economics from Barnard College.

Jeffrey T. Rose, CFA, Managing Director, has been Co-Portfolio Manager of the Portfolio since inception. He joined CSAM in 2000. Previously, he worked as a portfolio manager at Prudential Investments from 1994 to 2000, and an analyst and portfolio manager at Prudential Capital Group from 1992 to 1994. Mr. Rose holds a B.A. in Government from Cornell University and an M.B.A. from The Amos Tuck School at Dartmouth College.



            Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

SHARE VALUATION

      The price of your shares is also referred to as their net asset value
(NAV).


      The net asset value of each portfolio is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolios' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. A portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

      The portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

      Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

ACCOUNT STATEMENTS


      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)

o     otherwise, at least every calendar quarter


      You will receive annual and semiannual financial reports.


      Each portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the portfolios' website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of each portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolios' Statement of Additional Information.


DISTRIBUTIONS

      As an investor in a portfolio, you will receive distributions.

      Each portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

      The portfolios typically distribute dividends and capital gains annually, usually in December. The portfolios may make additional distributions and dividends at other times if necessary for the portfolios to avoid a federal tax.

      Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

      Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolios.

TAXES

      As with any investment, you should consider how your investment in a portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

      As long as a portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from a portfolio, whether reinvested or taken in cash, are generally taxable. Distributions from a portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by a portfolio. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the portfolios satisfy certain holding period and other requirements.

      If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

      We will mail you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING PORTFOLIO SHARES

      Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES

OPENING AN ACCOUNT

      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Services Center to receive one by mail or fax.

      You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

BUYING AND SELLING SHARES

      The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the portfolio or the financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this prospectus).

MINIMUM INITIAL INVESTMENT


Select Equity Portfolio                    $1,000,000
Capital Appreciation Portfolio             $1,000,000


      There is no minimum subsequent investment. The minimum initial investment for any group of related persons is an aggregate of $4,000,000. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The minimum investments may be waived or modified.

      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, a portfolio will not be able to open your account. If a portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.

INVEST BY PURCHASES IN KIND

      With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

o Match the investment objectives and policies of the portfolio to be purchased

o Be considered by the portfolio's adviser to be an appropriate portfolio investment

o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

      You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolios may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV. An authorized firm or its designee may impose its own deadline for orders in fund shares.

      Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolios. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolios, such as the minimum initial investment amounts, may be modified.

EXCHANGING SHARES


      You should contact your financial representative or the Institutional Services Center to request an exchange into another Credit Suisse Fund or portfolio. Be sure to read the current Prospectus for the new fund.


      Each portfolio reserves the right to

o     reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o temporarily suspend the exchange privilege during unusual market conditions

      If a portfolio rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed net asset value.

ADDING TO AN ACCOUNT

      You can add to your account in a variety of ways, as shown in the table.

--------------------------------------------------------------------------------------------
OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------------------
o  Call our Institutional Services              o  Call our Institutional Services
   Center to request an exchange from              Center to request an exchange from
   another Credit Suisse Fund or                   another Credit Suisse Fund or
   portfolio. Be sure to read the                  portfolio.
   current Prospectus for the new
   fund or portfolio.                           o  If you do not have telephone
                                                   privileges, mail or fax a letter
o  If you do not have telephone                    of instruction.
   privileges, mail or fax a letter
   of instruction.
--------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------
o  Complete and sign the New Account            o  Call our Institutional Services
   Application.                                    Center by 4 p.m. Eastern Time to
                                                   inform us of the incoming wire.
o  Call our Institutional Services                 Please be sure to specify the
   Center and fax the signed New                   account registration, account number
   Account Application by 4 p.m.                   and the fund and portfolio name on
   Eastern Time.                                   your wire advice.

o  The Institutional Services Center            o  Wire the money for receipt that day.
   will telephone you with your account
   number. Please be sure to specify
   the account registration, account
   number and the fund and portfolio
   name on your wire advice.

o  Wire your initial investment for
   receipt that day.
--------------------------------------------------------------------------------------------

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

                                 SELLING SHARES


--------------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES              CAN BE USED FOR
--------------------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------------------
Write us a letter of instruction that includes:

o  your name(s) and signature(s)                o  Sales of any amount.

o  the fund and portfolio name and
   account number

o  the dollar amount you want to sell

o  how to send the proceeds Obtain a
   signature guarantee or other
   documentation, if required (see
   "Selling Shares in Writing"). Mail
   the materials to Credit Suisse
   Institutional Fund, Inc. If only a
   letter of instruction is required,
   you can fax it to the Institutional
   Services Center (unless a signature
   guarantee is required).
--------------------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------------------
o  Call our Institutional Services              o  Accounts without telephone
   Center to request an exchange into              privileges. If you do not have
   another Credit Suisse Fund or                   telephone privileges, mail or fax a
   portfolio. Be sure to read the                  letter of instruction to exchange
   current Prospectus for the new fund             shares.
   or portfolio.
--------------------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------------------
Call our Institutional Services Center          o  Accounts with telephone privileges.
to request a redemption.

o  check mailed to the address of record

o  a wire to your bank

See "By Wire" for details.
--------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------
o  Complete the "Wire Instructions" section     o  Requests by phone or mail.
   of your New Account Application.

o  For federal-funds wires, proceeds
   will be wired on the next business
   day.
--------------------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Services Center
Toll free: 800-222-8977
Fax: 646-354-5026

Mail:
Credit Suisse Institutional Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Fund, Inc.
66 Brooks Drive
Braintree, MA 02184

                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional Fund, Inc.
[Institutional Fund Portfolio Name]
DDA# 9904-649-2
F/F/C: [Account Number and Registration]

SELLING SHARES IN WRITING

      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemption in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES

      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolios will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

                                 OTHER POLICIES

TRANSACTION DETAILS

      You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

      Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by a portfolio if your investment check or Automated Clearing House transfer does not clear.

      If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

      Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES


      Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.

FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and redemptions of fund shares present risks to each portfolio's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of a portfolio's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve a portfolio's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to a portfolio's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for portfolio portfolio holdings (e.g., "time zone arbitrage").

      Each portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Directors. Each portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, each portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the portfolio's records. Each portfolio works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts in order to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur.

      Each portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, each portfolio reserves the right to reject a purchase or exchange order from any investor or intermediary that the portfolio has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

      Each portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

      There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, a portfolio may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although each portfolio has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of portfolio shares. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), excessive trading of portfolio shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of portfolio shares, which may define market timing differently than each portfolio does and have different consequences associated with it.

      Each portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.


SPECIAL SITUATIONS

      Each portfolio reserves the right to:


o change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


o     impose a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates

o stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

ABOUT THE DISTRIBUTOR

      Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:

o     making the portfolios available to you

o     account servicing and maintenance

o     other administrative services related to sale of the Institutional Class

      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

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                                       37

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                                       38

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                                       39

                              FOR MORE INFORMATION

      More information about the portfolios is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

      The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

OTHER INFORMATION

      A current Statement of Additional Information (SAI), which provides more detail about the portfolios, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

      You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

      Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse
   Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:

   www.csam.com/us


SEC file number:
Credit Suisse
Institutional Fund, Inc.       811-06670


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977   o   WWW.CSAM.COM/US                           SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSISC-1-0205

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT


CREDIT SUISSE INSTITUTIONAL FUND
Prospectus


February 28, 2005



      CREDIT SUISSE INSTITUTIONAL FUND, INC.

      o     INVESTMENT GRADE
            FIXED INCOME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS................................................................     4
   Goal and Principal Strategies..........................................     4
   A Word About Risk......................................................     4
   Investor Profile.......................................................     5

PERFORMANCE SUMMARY.......................................................     6
   Year-by-Year Total Returns.............................................     6
   Average Annual Total Returns...........................................     7

INVESTOR EXPENSES.........................................................     8
   Fees and Portfolio Expenses............................................     8
   Example................................................................     9

THE PORTFOLIO IN DETAIL...................................................    10
   The Management Firm....................................................    10
   Portfolio Information Key..............................................    10
   Goal and Strategies....................................................    11
   Portfolio Investments..................................................    12
   Risk Factors...........................................................    13
   Portfolio Management...................................................    13
   Financial Highlights...................................................    14

MORE ABOUT RISK...........................................................    15
   Introduction...........................................................    15
   Types of Investment Risk...............................................    15
   Certain Investment Practices...........................................    17

MEET THE MANAGERS.........................................................    20

ABOUT YOUR ACCOUNT........................................................    22
   Share Valuation........................................................    22
   Account Statements.....................................................    22
   Distributions..........................................................    23
   Taxes..................................................................    23

BUYING SHARES.............................................................    25

SELLING SHARES............................................................    28

OTHER POLICIES............................................................    30

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


--------------------------------------------------------------------------------------------
GOAL                PRINCIPAL STRATEGIES                        PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------------------
Total return        o    Invests at least 80% of its net        o    Credit risk
                         assets, plus any borrowings for
                         investment purposes, in investment     o    Foreign securities risk
                         grade fixed-income securities
                         (average credit rating of A)           o    Interest rate risk

                    o    Uses sector rotation and security      o    Market risk
                         selection as primary sources of
                         performance                            o    Speculative risk
--------------------------------------------------------------------------------------------


A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK

      The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.


FOREIGN SECURITIES RISK


      Since the portfolio invests in foreign securities, it carries additional risks that include:

o Currency risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. The portfolio may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK

      Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK

      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

      Bonds and other fixed-income securities generally involve less market risk than stocks. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

SPECULATIVE RISK

      To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

INVESTOR PROFILE

      The portfolio is designed for investors who:

o     are seeking total return

o are looking for higher potential returns than money-market funds and are willing to accept more risk and volatility than money market funds

o     want to diversify their portfolios with fixed-income funds

      It may NOT be appropriate if you:

o     are investing for maximum return over a long time horizon

o     require stability of your principal

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance (before and after taxes) over time to that of a broad based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


-------------------------------------------------------------------------------
YEAR ENDED 12/31:                                                2003      2004
--------------------------------------------------------------------------------
Best quarter: 3.09% (Q3 04)
Worst quarter: -2.76% (Q2 04)                                    3.04%     4.34%
Inception date: 5/1/2002
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                                               ONE YEAR     LIFE OF    INCEPTION
   PERIOD ENDING 12/31/04:                       2004      PORTFOLIO      DATE
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                             4.34%        5.39%      5/1/2002
--------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS             3.09%        3.38%
--------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                         2.80%        3.41%
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                              4.34%        6.19%
--------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.


                            UNDERSTANDING PERFORMANCE

o Total return tells you how much an investment in a portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smooths out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period. Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

o After-tax Returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                INVESTOR EXPENSES

                             FEES AND FUND EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are for the fiscal year ended October 31, 2004.

--------------------------------------------------------------------------------
Shareholder fees
 (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                       NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)                                                   NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) on reinvested distributions
 (as a percentage of offering price)                                       NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
 (deducted from fund assets)
--------------------------------------------------------------------------------
Management fee                                                             0.30%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                             1.46%
--------------------------------------------------------------------------------
Total annual fund operating portfolio expenses*                            1.76%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the fiscal year ending October 31, 2005 are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management fee                                               0.00%
Distribution and service (12b-1) fee                         NONE
Other expenses                                               0.40%
                                                             ----
Net annual portfolio operating expenses                      0.40%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


------------------------------------------------------------------------------
          ONE                 THREE                FIVE                  TEN
          YEAR                YEARS                YEARS                YEARS
------------------------------------------------------------------------------
          $179                 $554                 $954                $2,073
------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.


o As of December 31, 2004, Credit Suisse Asset Management companies managed approximately $27.4 billion in the U.S. and $341.7 billion globally

o Credit Suisse Asset Management has offices in 16 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paulo, Singapore, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission (SEC)


      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


      During the fiscal year ended October 31, 2004, CSAM waived its advisory fee from the portfolio.


PORTFOLIO INFORMATION KEY

      Concise descriptions of the portfolio follow. Each description provides the following information:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


      The principal types of securities and certain types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."


RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

      The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS

      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.


o Total return How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

o Portfolio turnover An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital-gains, which could raise your income-tax liability.

      The Annual Report includes the auditor's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

GOAL AND STRATEGIES

      The Investment Grade Fixed Income Portfolio seeks total return. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities.

      In choosing investments for the portfolio, the portfolio managers:

o seek to maintain an average dollar-weighted credit rating of the portfolio of A or better, although the overall rating may vary

o use sector rotation and security selection as primary sources of performance

o generally invest in securities represented in the Lehman Brothers Aggregate Bond Index (the "Index"), or securities that have similar credit characteristics to those of the Index

      The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition. The portfolio managers also may sell securities for a variety of other reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

      Investment grade securities are securities rated BBB or better by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. (or similarly rated by another major rating agency), or unrated securities determined by CSAM to be of equivalent quality, at the time of purchase.

      In the event that a security held by the portfolio is downgraded below investment grade, the portfolio managers will take this into consideration in deciding whether to continue to hold the security, but are not required to dispose of the security.

      The portfolio's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

      The portfolio invests primarily in fixed income securities, which include:

o     corporate bonds, debentures and notes

o     government securities


o mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities


o     repurchase agreements involving portfolio securities

o     convertible debt securities

o     preferred stocks

o     municipal securities

      The portfolio may invest:

o     without limit in U.S. dollar-denominated foreign securities

o     up to 10% of assets in non-dollar-denominated foreign securities

      To a limited extent, the portfolio may also engage in other investment practices that include the use of options, futures, swaps and other derivative securities. The portfolio will attempt to take advantage of pricing inefficiencies in these securities. For example, the portfolio may write (i.e., sell) put and call options. The portfolio would receive premium income when it writes an option which will increase the portfolio's return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the portfolio, the portfolio may suffer an economic loss equal to the difference between the price at which the portfolio is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The portfolio may engage in derivative transactions involving a variety of underlying instruments, including equity and debt securities, securities indexes, futures and swaps (commonly referred to as swaptions).


      The writing of uncovered (or so-called "naked") options and other derivative strategies are speculative and may hurt the portfolio's performance. The portfolio may attempt to hedge its investments in order to mitigate risk, but it is not required to do so. The benefits to be derived from the portfolio's options and derivatives strategy are dependent upon CSAM's ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual fixed income securities, and there can be no assurance that the use of this strategy will be successful. Additional information about the portfolio's options and derivatives strategy and related risks is included in the Statement of Additional Information ("SAI") and under "Certain Investment Practices" below.

RISK FACTORS


      This portfolio's principal risk factors are:

o     credit risk


o     foreign securities risk


o     interest rate risk

o     market risk

o     speculative risk

      You should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the portfolio.

      To the extent that it invests in certain securities, the portfolio may be affected by additional risks:

o     mortgage-backed securities: extension and prepayment risks

o     foreign securities: currency, information and political risks

o equity securities (including convertible debt securities and preferred stocks): information, market and other risks

      These risks are defined in "More About Risk." That section also details certain other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT


      The Credit Suisse Fixed Income Management Team is responsible for the day-to-day management of the portfolio. The team currently consists of Michael Buchanan, Kevin D. Barry, Jo Ann Corkran, Suzanne E. Moran, David N. Fisher and Craig Ruch. See "Meet the Managers."

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.

---------------------------------------------------------------------------------------------------------------------
YEAR ENDED:                                                                           2004       2003      2002(1)(2)
---------------------------------------------------------------------------------------------------------------------
Per-share data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $ 10.18   $   10.24   $   10.00
=====================================================================================================================
Investment operations:

Net investment income                                                                   0.30        0.34        0.17

Net gain (loss) on investments, futures contracts and foreign
 currency related items (both realized and unrealized)                                  0.21        0.09        0.24
---------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                      0.51        0.43        0.41
---------------------------------------------------------------------------------------------------------------------
Less dividends and distributions

Dividends from net investments income                                                  (0.32)      (0.36)      (0.17)

Distributions from net realized gains                                                  (0.39)      (0.13)         --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                      (0.71)      (0.49)      (0.17)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $  9.98   $   10.18   $   10.24
=====================================================================================================================
Total return(3)                                                                         5.23%       4.37%       4.15%
---------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                             $ 9,880   $  11,550   $  16,562

Ratio of expenses to average net assets(4)                                              0.40%       0.40%       0.40%(5)

Ratio of net investment income to average net assets                                    3.01%       2.94%       3.27%(5)

Decrease reflected in above operating expense ratios due to waivers/reimbursements      1.36%       1.28%       1.05%(5)

Portfolio turnover rate                                                                  459%        629%        172%
---------------------------------------------------------------------------------------------------------------------


(1)   For the period May 1, 2002 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.


(5)   Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussions of the portfolio contain more detailed information. This section includes a discussion of other risks that may affect the portfolio.

      The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these practices may have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

TYPES OF INVESTMENT RISK

      The following risks are referred to throughout this prospectus.


      Access Risk Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

      Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

      Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

      Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

      Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.


      o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

      o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


      Extension Risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

      Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

      Interest-rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      Liquidity Risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      Market Risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.


      Bonds and other fixed-income securities generally involve less market risk than stocks. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.


      Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

      Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

      Prepayment Risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

      Regulatory Risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the portfolio's performance.

      Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use


20% Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use


20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]   Permitted, but not expected to be used to a significant extent

--    Not permitted

-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                    LIMIT
-----------------------------------------------------------------------------------------------
Borrowing The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. Speculative exposure risk.                           33 1/3%
-----------------------------------------------------------------------------------------------

Currency transactions Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk or to enhance total return.
Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1 )Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation risks.(2)                          [ ]
-----------------------------------------------------------------------------------------------

Emerging markets Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a portfolio to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to risks beyond those generally encountered in developed countries. Access, currency, information,
liquidity, market, operational, political, valuation risks.                              [ ]
-----------------------------------------------------------------------------------------------

Foreign Securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, political, operational,
valuation risks.                                                                         [ ]
-----------------------------------------------------------------------------------------------

Futures and options on futures Exchange-traded contracts that enable the portfolio to hedge against or speculate on future changes in currency values, interest rates, securities or stock indexes. Futures obligate the portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency,
hedged exposure, interest-rate, market, speculative exposure risks.(2)                    20%
-----------------------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass through certificates and other senior classes of collateralized mortgage obligations (CMOs), and other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                                   [X]
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                    LIMIT
-----------------------------------------------------------------------------------------------
Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.
Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders. Credit,
interest-rate, market, regulatory risks.                                                 [X]
-----------------------------------------------------------------------------------------------

Non-investment-grade debt securities Debt securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk
bonds. Credit, information, interest-rate, liquidity, market, valuation risks.            20%

-----------------------------------------------------------------------------------------------

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument.(1) Correlation,
credit, hedged exposure, liquidity, market, speculative exposure risks.                  20%
-----------------------------------------------------------------------------------------------

Real-estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income-producing real estate or real-estate-related loans or
interests. Credit, interest-rate, market risks.                                          [X]
-----------------------------------------------------------------------------------------------

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.                                                       15%
-----------------------------------------------------------------------------------------------

Securities lending portfolio securities to financial institutions; a fund receives cash, U.S. government securities or bank letters of credit as
collateral. Credit, liquidity, market risks.                                          33 1/3%
-----------------------------------------------------------------------------------------------

Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three
years. Information, liquidity, market, valuation risks.                                  [X]
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                    LIMIT
-----------------------------------------------------------------------------------------------
Structured instruments Swaps, structured securities and other instruments that allow the portfolio to gain access to the performance of a benchmark asset such as an Credit, currency, information, interest-rate, liquidity, market,
political, speculative exposure, valuation risks.                                        [X]
-----------------------------------------------------------------------------------------------

Temporary defensive tactics Placing some or all of the portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent the
portfolio from achieving its goal.                                                       [ ]
-----------------------------------------------------------------------------------------------

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for
a limited time. Liquidity, market, speculative exposure risks.                           10%
-----------------------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                                 [X]
-----------------------------------------------------------------------------------------------

Zero-coupon bonds Debt securities that pay no cash income to holders until maturity and are issued at a discount from maturity value. At maturity, the entire return comes from the difference between purchase price and maturity
value. Interest-rate, market risks.                                                      [X]
-----------------------------------------------------------------------------------------------

(1) The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS


The Credit Suisse Fixed Income Management Team is responsible for the day-to-day management of the portfolio. The current team members are Michael Buchanan, Kevin D. Barry, Jo Ann Corkran, Suzanne E. Moran, David N. Fisher and Craig Ruch.

Michael Buchanan, CFA, Managing Director, is head of U.S. credit products and has been a team member of the portfolio since April 2004. He joined CSAM in 2003 from Janus Capital Management, where he was an Executive Vice President and managed high yield portfolios in 2003. Previously, Mr. Buchanan was at BlackRock Financial Management from 1998 to 2003, most recently as a Managing Director, a senior high yield portfolio manager and a member of the firm's investment strategy group. From 1990 to 1998, he was a Vice President at Conseco Capital Management, where he managed high yield portfolios and was responsible for the trading of high yield debt, bank loans and emerging market debt. Mr. Buchanan holds a B.A. in business economics and organizational behavior/management from Brown University.

Kevin D. Barry, CFA, Managing Director, is head of U.S. mortgage-backed and government securities and has been a team member of the portfolio since April 2004. He joined CSAM in 2004 from TimesSquare Capital Management, where he worked from 1997 to 2004, most recently as a Managing Director and senior fixed income portfolio manager. Previously, he was a founding partner and fixed income portfolio manager at 1838 Investment Advisors; a Vice President and fixed income portfolio manager at Manufacturers Hanover Trust Company; and a senior fixed income trader at CIGNA Corp. Mr. Barry holds a B.S. in finance from LaSalle University and an MSc. in financial management from the University of London.


Jo Ann Corkran, Managing Director, has been a team member of the portfolio since portfolio inception and a member of the fixed-income team since 1997. She joined CSAM in 1997 from Morgan Stanley, where she headed the mortgage and asset-backed research group. Previously, she worked in the insurance group within fixed income research at First Boston and as a pension analyst at Buck Consultants. Ms. Corkran holds a B.A. in Mathematics from New York University and has qualified as a Fellow of the Society of Actuaries.

Suzanne E. Moran, Managing Director, has been a team member of the portfolio since portfolio inception. She joined CSAM in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management. She joined CS First Boston Investment Management in 1991. Ms. Moran holds a B.A. in Finance from the University of Maryland.

            Job titles indicate position with the investment adviser.

David N. Fisher, Director, has been a team member of the Portfolio since May 2003. He is a fixed-income portfolio manager specializing in U.S. corporate debt and global fixed-income portfolios. Mr. Fisher came to CSAM as a result of Credit Suisse's acquisition of Donaldson, Lufkin & Jenrette, Inc. in 2000, to which the Brundage Fixed Income Group was sold earlier the same year, and where he was a vice president. Previously, he was a vice president and held similar responsibilities at Brundage, Story & Rose. Prior to joining Brundage, Story & Rose, Mr. Fisher was a portfolio manager of global and emerging-market debt at Fischer Francis Trees & Watts from 1993 to 1999. He holds a B.A. in East Asian history from Princeton University.

Craig Ruch, CFA, Director, is a portfolio manager responsible for investment-grade corporate bonds and has been a team member of the portfolio since April 2004. He joined CSAM in 2004. Mr. Ruch began his career at Conseco Capital Management, where he worked from 1994 to 2000, most recently as a Second Vice President and co-portfolio manager focusing on investment-grade and crossover-credit corporate debt. Subsequently, he was a senior fixed income trader at Salomon Smith Barney, with responsibility for managing investment-grade telecommunications and utility debt, from 2000 to 2003; and a senior fixed income trader at Janus Capital Management in 2003 and 2004. Mr. Ruch holds a B.S. in finance from Indiana University.


           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

SHARE VALUATION

      The price of your shares is also referred to as their net asset value
(NAV).


      The net asset value of each portfolio is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolios' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. A portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

      The portfolios' fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

      Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's portfolio investments to be affected by trading on days when you cannot buy or sell shares.


ACCOUNT STATEMENTS

      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)


o     otherwise, at least every calendar quarter


      You will receive annual and semiannual financial reports.


      The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the portfolios' website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolios' Statement of Additional Information.


DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.

      The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

      The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains annually, usually in December. The portfolio may make additional distributions at other times if necessary for the portfolio to avoid a federal tax.

      Distributions may be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

      Estimated year-end distribution information, including record and payment dates, generally will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.

TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources, including the portfolio's short-term capital gains, are generally taxed as ordinary income.

      If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you may receive a portion of the money you just invested in the form of a taxable distribution.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal-tax category, including the portion taxable as long-term capital gains. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING PORTFOLIO SHARES

      Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES

OPENING AN ACCOUNT

      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Services Center to receive one by mail or fax.

      You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

BUYING AND SELLING SHARES

      The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means the fund or your financial-services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus). The portfolio reserves the right to reject any purchase order.

MINIMUM INVESTMENTS

Minimum Initial Investment                                            $1,000,000
Minimum Subsequent Investment                                         $   50,000

      The minimum initial investment for any group of related persons is an aggregate of $4,000,000. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The minimum investments may be waived or modified.


      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


INVEST BY PURCHASES IN KIND

   With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

o Match the investment objectives and policies of the portfolio to be purchased

o Be considered by the portfolio's adviser to be an appropriate portfolio investment

o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolio may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolio. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolio, such as the minimum investment amounts, may be modified.

EXCHANGING SHARES


   You should contact your financial representative or the Institutional Services Center to request an exchange into another Credit Suisse Fund or portfolio. Be sure to read the current Prospectus for the new fund.


      The portfolio reserves the right to:

o     reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o temporarily suspend the exchange privilege during unusual market conditions


      If a fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

ADDING TO AN ACCOUNT

      You can add to your account in a variety of ways, as shown in the table.

------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------
BY EXCHANGE
------------------------------------------------------------------------------------------------
o   Call our Institutional Services Center to      o   Call our Institutional Services Center to
    request an exchange from another Credit            request an exchange from another Credit
    Sutisse Fund or portfolio. Be sure to read         Suisse Fund or portfolio
    the current Prospectus for the new fund or
    portfolio.                                     o   If you do not have telephone privileges,
                                                       mail or fax a letter of instruction.
o   If you do not have telephone privileges,
    mail or fax a letter of instruction.
------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------
o   Complete and sign the New Account              o   Call our Institutional Services Center by
    Application.                                       4 p.m. Eastern Time to inform us of the
                                                       incoming wire. Please be sure to specify
o   Call our Institutional Services Center and         the account registration, account number
    fax the signed New Account Application by          and the fund and portfolio name on your
    4 p.m. Eastern Time.                               wire advice.

o   The Institutional Services Center will         o   Wire the money for receipt that day.
    telephone you with your account number.
    Please be sure to specify the account
    registration, account number and the fund
    and portfolio name on your wire advice.

o   Wire your initial investment for receipt
    that day.
------------------------------------------------------------------------------------------------

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                                 SELLING SHARES


-------------------------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES                 CAN BE USED FOR
-------------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------------
Write us a letter of instruction that includes:    o   Sales of any amount.

o   your name(s) and signature(s)

o   the fund and portfolio name and account
    number

o   the dollar amount you want to sell

o   how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing"). Mail the materials to Credit Suisse Institutional Fund, Inc. If only a letter of instruction is required, you can fax it to the Institutional Services Center
(unless a signature guarantee is required).

-------------------------------------------------------------------------------------------------
BY EXCHANGE
-------------------------------------------------------------------------------------------------
o   Call our Institutional Services Center to      o   Accounts with telephone privileges. If you
    request an exchange into another Credit            do not have telephone privileges, mail or
    Suisse Fund or portfolio. Be sure to read          fax a letter of instruction to exchange
    the current Prospectus for the new fund or         shares.
    portfolio.
-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
Call our Institutional Services Center to          o   Accounts with telephone privileges.
request a redemption. You can receive the
proceeds as:

o   a check mailed to the address of record

o   a wire to your bank See "By Wire" for
    details.
-------------------------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------------------------
o   Complete the "Wire Instructions" section       o   Requests by phone or mail.
    of your New Account Application.

o   For federal-funds wires, proceeds will be
    wired on the next business day.
-------------------------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Services Center
Toll free: 800-222-8977
Fax:  646-354-5026

Mail:
Credit Suisse Institutional Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Fund, Inc.
66 Brooks Drive
Braintree, MA 02184

                                WIRE INSTRUCTIONS


State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional Fund, Inc.
[Institutional Fund Portfolio Name]
DDA# 9904-649-2
F/F/C: [Account Number and Registration]


SELLING SHARES IN WRITING

      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemption in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES

      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                                 OTHER POLICIES

TRANSACTION DETAILS

      You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

      Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or Automated Clearing House transfer does not clear.

      If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

      Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES


      Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.


FREQUENT PURCHASES AND
SALES OF PORTFOLIO SHARES


      Frequent purchases and redemptions of portfolio shares present risks to the portfolio's long-term shareholders. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the portfolio's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

      The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Directors. The portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the portfolio's records. The portfolio works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts in order to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur.

      The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the portfolio reserves the right to reject a purchase or exchange order from any investor or intermediary that the portfolio has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

      The portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

      There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the portfolio may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the portfolio has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of portfolio shares. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), excessive trading of portfolio shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of portfolio shares, which may define market timing differently than the portfolio does and have different consequences associated with it.


      The portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.


SPECIAL SITUATIONS

      The portfolio reserves the right to:


o change the minimum account balance necessary to keep accounts open after 15 days' notice to current investors of any increases


o     charge a wire-redemption fee

o make a "redemption in kind"- payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o modify or waive its minimum investment requirements for employees and clients of CSAM and CSAM's affiliates


o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


ABOUT THE DISTRIBUTOR

      Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:

o     making the portfolio available to you

o     account servicing and maintenance

o     other administrative services related to sale of the Institutional Class

      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

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                                       33

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                                       34

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                                       35

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

      The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

OTHER INFORMATION


      A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.


      You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

      Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse
   Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


ON THE INTERNET:
   www.csam.com/us


SEC file number:
Credit Suisse
Institutional Fund, Inc.                                                811-6670


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM/US                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIGF-1-0205

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND

Prospectus


February 28, 2005


      CREDIT SUISSE INSTITUTIONAL FUND, INC.

      o  HARBINGER PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS ................................................................    4
   Goal and Principal Strategies ..........................................    4
   A Word About Risk ......................................................    4
   Investor Profile .......................................................    5

PERFORMANCE SUMMARY .......................................................    6
   Year-by-Year Total Returns .............................................    6
   Average Annual Total Returns ...........................................    7

INVESTOR EXPENSES .........................................................    8
   Fees and Portfolio Expenses ............................................    8
   Example ................................................................    9

THE PORTFOLIO IN DETAIL ...................................................   10
   The Management Firm ....................................................   10
   Portfolio Information Key ..............................................   10
   Goal and Strategies ....................................................   11
   Portfolio Investments ..................................................   12
   Risk Factors ...........................................................   12
   Portfolio Management ...................................................   12
   Financial Highlights ...................................................   13

MORE ABOUT RISK ...........................................................   14
   Introduction ...........................................................   14
   Types of Investment Risk ...............................................   14
   Certain Investment Practices ...........................................   16

MEET THE MANAGERS .........................................................   20

MORE ABOUT YOUR PORTFOLIO .................................................   21
   Share Valuation ........................................................   21
   Account Statements .....................................................   21
   Distributions ..........................................................   22
   Taxes ..................................................................   22

BUYING SHARES .............................................................   24

SELLING SHARES ............................................................   27

OTHER POLICIES ............................................................   29

FOR MORE INFORMATION ...............................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

---------------------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES                        PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------------------
Long-term growth of   o  Invests primarily in equity securities   o  Focus risk
capital                  of approximately 20 to 30 U.S.
                         companies considered to be in their      o  Market risk
                         post-venture-capital stage of
                         development                              o  Non-diversified status

                      o  May invest in companies of any           o  Special-situation
                         size                                        companies

                      o  Takes a growth investment                o  Start-up and other small
                         approach to identify attractive post-       companies
                         venture-capital investments

                      o  May invest in companies involved in
                         mergers, reorganizations or other
                        special situations
---------------------------------------------------------------------------------------------

A WORD ABOUT RISK

      All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

      Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

      Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOCUS RISK

      The portfolio generally invests a greater proportion of its assets in the securities of a relatively small number of issuers. As a result, the portfolio may be subject to much greater volatility with respect to its investments than a fund that invests in a larger number of securities.

MARKET RISK

      The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS

      The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

SPECIAL-SITUATION COMPANIES

      "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES

      Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

INVESTOR PROFILE

      This portfolio is designed for investors who:

o     have longer time horizons

o are willing to assume the risk of losing money in exchange for attractive potential long-term returns

o     are investing for growth of capital

      It may NOT be appropriate if you:

o     are investing for a shorter time horizon

o are uncomfortable with an investment that has a higher degree of volatility

o     are looking for income

      You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance (before and after taxes) over time to that of a broad based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
YEAR ENDED 12/31                                                           2004
--------------------------------------------------------------------------------
                                                                           4.63%

Best quarter: 10.87% (Q4 04)
Worst quarter: -10.48% (Q3 04)
Inception date: 1/15/2003

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                             ONE YEAR     LIFE OF      INCEPTION
PERIOD ENDING 12/31/04:                        2004      PORTFOLIO       DATE
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                            4.63%       22.40%      1/15/2003
--------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS            3.22%       21.56%
--------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                        4.14%       19.08%
--------------------------------------------------------------------------------
RUSSELL 2500 GROWTH INDEX (REFLECTS NO
DEDUCTIONS FOR FEES, EXPENSES OR TAXES)       14.59%       27.13%
--------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

                            UNDERSTANDING PERFORMANCE

o Total Return tells you how much an investment in a portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smooths out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period. Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

o After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                          FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expenses are for the fiscal period ended October 31, 2004.

--------------------------------------------------------------------------------
                                                                       HARBINGER
                                                                       PORTFOLIO
--------------------------------------------------------------------------------
Shareholder fees
   (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                     NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)                                                 NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) on reinvested distributions
 (as a percentage of offering price)                                     NONE
--------------------------------------------------------------------------------
Redemption fees                                                          NONE
--------------------------------------------------------------------------------
Exchange fees                                                            NONE
--------------------------------------------------------------------------------
Annual fund operating expenses
   (deducted from fund assets)
--------------------------------------------------------------------------------
Management fee                                                           1.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                     NONE
--------------------------------------------------------------------------------
Other expenses                                                           4.42%
--------------------------------------------------------------------------------
Total annual fund operating expenses*                                    5.42%
--------------------------------------------------------------------------------

* Estimated fees and expenses for the fiscal year ending October 31, 2005 are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


      EXPENSES AFTER WAIVERS
      AND REIMBURSEMENTS

      Management fee                                              0.00%
      Distribution and service (12b-1) fee                        NONE
      Other expenses                                              1.40%
                                                                  ----
      Net annual portfolio operating expenses                     1.40%

                                    EXAMPLE

This example may help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, and expense ratios remain as listed in the first table on the preceding page (before fee waivers and expense reimbursements and credits). Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
                                    ONE          THREE        FIVE          TEN
                                    YEAR         YEARS        YEARS        YEARS
--------------------------------------------------------------------------------
HARBINGER PORTFOLIO                 $541        $1,616       $2,682       $5,308
--------------------------------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o     Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients


o As of December 31, 2004, Credit Suisse Asset Management companies managed approximately $27.4 billion in the U.S. and $341.7 billion globally

o Credit Suisse Asset Management has offices in 16 countries, including SEC-registered offices in New York, London, Tokyo and Sydney; other offices (such as those in Amsterdam, Budapest, Frankfurt, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paulo, Singapore, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission (SEC)


      For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


      For the 2004 fiscal year, CSAM waived its advisory fee from the portfolio.


PORTFOLIO INFORMATION KEY

      The description on the next page provides the following information about the portfolio:

GOAL AND STRATEGIES

      The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


      The principal types of securities and certain types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."


RISK FACTORS

      The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

      The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS


      A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o Total return. How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

o Portfolio turnover. An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital-gains, which could raise your income-tax liability.

      The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

GOAL AND STRATEGIES

      The portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of approximately 20 to 30 U.S. companies considered to be in their post-venture-capital stage of development. The number of companies in which the portfolio invests can vary over time depending on market conditions and, at times, may exceed 30 or be fewer than 20.

      A post-venture-capital company is one that has received venture-capital financing either:

o during the early stages of the company's existence or the early stages of the development of a new product or service, or

o     as part of a restructuring or recapitalization of the company

      In either case, one or more of the following will have occurred within 10 years prior to the portfolio's purchase of the company's securities:

o     the investment of venture-capital financing

o     distribution of the company's securities to venture-capital investors

o     the initial public offering

      Under normal market conditions, the portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of post-venture-capital companies located or conducting a majority of their business in the U.S. The portfolio may invest in companies of any size. Because the portfolio follows a focused investment approach, it may have a higher percentage of its assets in fewer industries than a fund that invests more broadly.

      The portfolio's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

      This portfolio invests primarily in equity securities of U.S. post-venture-capital companies. Equity holdings may consist of:

o     common and preferred stocks

o     rights and warrants

o     securities convertible into common stocks

o     partnership interests

      The portfolio may invest without limit in special-situation companies.

      The portfolio may invest up to 20% of net assets in foreign securities. To a limited extent, the portfolio may also engage in other investment practices.

      When CSAM believes that a defensive posture is warranted, the portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements. To the extent the portfolio does so, it may not achieve its investment objective.

RISK FACTORS

      This portfolio's principal risk factors are:

o     focus risk

o     market risk

o     non-diversified status

o     special-situation companies

o     start-up and other small companies

      Because the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be subject to greater volatility than a fund that invests in a larger number of securities.

      The value of your investment generally will fluctuate in response to stock-market movements. Investing in start-up and other small companies may expose the portfolio to increased market, information and liquidity risks. These risks are defined in "More About Risk."

      Post-venture-capital companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not materialize.

      "More About Risk" details these and certain other investment practices the portfolio may use. Please read that section carefully before you invest.

PORTFOLIO MANAGEMENT


      The Credit Suisse Small/Mid-Cap Growth Team is responsible for the day-to-day management of the portfolio. The team currently consists of Marian Pardo, Leo M. Bernstein and Calvin E. Chung. You can find out more about them in "Meet the Managers".

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the Annual Report.

--------------------------------------------------------------------------------
YEAR ENDED:                                               2004      2003(1)
--------------------------------------------------------------------------------
Per share data
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $13.68       $10.00
================================================================================
Investment Operations:

Net investment loss                                      (0.15)       (0.11)

Net gain on investments
   (both realized and unrealized)                         0.02         3.79
--------------------------------------------------------------------------------
      Total from investment operations                   (0.13)        3.68
--------------------------------------------------------------------------------
Net asset value, end of period                          $13.55       $13.68
================================================================================
      Total return(2)                                    (0.95)%      36.80%
--------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                $3,035       $2,445

Ratio of expenses to average net assets(3)                1.40%        1.40%(4)

Ratio of net investment loss to average net assets       (1.28)%      (1.31)%(4)

Decrease reflected in above operating expense ratios
   due to waivers/reimbursements                          4.02%        5.31%(4)

Portfolio turnover rate                                    125%          42%
--------------------------------------------------------------------------------


(1)   For the period January 15, 2003 (inception date) through October 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the year ended October 31, 2004 and the period ended October 31, 2003, there was no effect on the net operating expense ratio because of transfer agent credits.


(4)   Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

      The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussions contain more detailed information. This section discusses other risks that may affect the portfolio.

      The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

      The following risks are referred to throughout this Prospectus.


      Access Risk. Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

      Correlation Risk. The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

      Credit Risk. The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

      Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

      Exposure Risk. The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.


      o Hedged: Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

      o Speculative: To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


      Extension Risk. An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

      Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable.

      Interest-rate Risk. Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

      Liquidity Risk. Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

      Market Risk. The market value of a security fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

      Operational Risk. Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

      Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

      Prepayment Risk. Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

      Valuation Risk. The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|   Permitted without limitation; does not indicate actual use


20% Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use


20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

|_|   Permitted, but not expected to be used to a significant extent

--    Not permitted


--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                     LIMIT
--------------------------------------------------------------------------------

Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.  33 1/3%
--------------------------------------------------------------------------------

Currency transactions Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.(1) Correlation, credit, currency, hedged exposure, liquidity, political, speculative exposure, valuation
risks.                                                                     |_|
--------------------------------------------------------------------------------

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity,
market, valuation risks.                                                   |X|
--------------------------------------------------------------------------------

Foreign securities Securities of foreign issuers. May include depository receipts. Access, currency, information, liquidity, market,
operational, political, valuation risks.                                   20%
--------------------------------------------------------------------------------

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate, market,
speculative exposure risks.(2)                                             |_|
--------------------------------------------------------------------------------


Investment-grade debt securities Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or
Moody's rating services, and unrated securities of comparable quality.
Credit, interest-rate, market risks.                                       20%

--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMDs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment
risks.                                                                     |_|
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                       LIMIT
--------------------------------------------------------------------------------


Non-investment-grade debt securities Debt securities and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard
& Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit,
information, interest-rate, liquidity, market, valuation risks.             5%

--------------------------------------------------------------------------------

Options Instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. The fund may purchase both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged
exposure, liquidity, market, speculative exposure risks.                   25%
--------------------------------------------------------------------------------

Privatization programs Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency,
information, liquidity, operational, political, valuation risks.           |_|
--------------------------------------------------------------------------------

Real-estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income- producing real estate or
real-estate-related loans or interests. Credit, interest-rate, market
risks.                                                                     |_|
--------------------------------------------------------------------------------

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include
private placements. Liquidity, market, valuation risks.                    15%
--------------------------------------------------------------------------------

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.  33 1/3%
--------------------------------------------------------------------------------

Short positions Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. Liquidity,
market, speculative exposure risks.                                        10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                     LIMIT
--------------------------------------------------------------------------------

Short sales "against the box" A short sale where the fund owns enough shares of the security involved to cover the borrowed securities, if
necessary. Liquidity, market, speculative exposure risks.                  10%
--------------------------------------------------------------------------------

Special-situation companies Companies experiencing unusual
developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize.
Information, market risks.                                                 |X|
--------------------------------------------------------------------------------

Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation
risks.                                                                     |X|
--------------------------------------------------------------------------------

Swaps A contract between the fund and another party in which the parties agree to exchange streams of payments based on certain benchmarks, such as market indexes or currency or interest rates. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure,
valuation risks.                                                           |_|
--------------------------------------------------------------------------------

Temporary defensive tactics Placing some or all of the fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its
goal.                                                                      |_|
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                     LIMIT
--------------------------------------------------------------------------------

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative
exposure risks.                                                            10%
--------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change
before delivery. Liquidity, market, speculative exposure risks.            20%
--------------------------------------------------------------------------------


(1) The portfolio is not obligated to pursue any hedging strategy and does not represent that these techniques are available now or will be available at any time in the future.

(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS


The Credit Suisse Small/Mid-Cap Growth Team is responsible for the day-to-day management of the portfolio. The team currently consists of Marian U. Pardo, Leo
M. Bernstein and Calvin E. Chung.

Marian U. Pardo, Managing Director, joined CSAM in January 2003, and specializes in large- and mid-capitalization U.S. growth equities and has been a team member of the portfolio since March 2004. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small Company Fund. During 1998, Ms. Pardo served as president and founding partner of Pardo Capital, a start-up investment limited partnership specializing in small and mid-cap U.S. equities. From 1994 to 1998, Ms. Pardo served as managing director and a portfolio manager at J.P. Morgan Investment Management. Between 1968 and 1994, she managed portfolios of large-, mid- and small-capitalization U.S. equities; was an equity analyst specializing in banking and financial services; and managed portfolios of special investments. Ms. Pardo holds a B.A. in economics from Barnard College.

Leo M. Bernstein, Director, is an analyst and portfolio manager specializing in all sectors of technology hardware (telecommunications equipment, semiconductors and optical components) in U.S. small- and mid-capitalization, post-venture capital and distribution management equity portfolios and has been a team member of the portfolio since March 2004. He joined CSAM in 1999 after earning an M.B.A. from the University of Chicago Graduate School of Business. Previously, he was an equity research associate at Morgan Stanley Dean Witter specializing in data networking and PC hardware and software companies. Mr. Bernstein holds a B.A. in English and economics from Amherst College.

Calvin E. Chung, CFA, Director, has been a team member of the portfolio since portfolio inception. He joined CSAM in 2000 from Eagle Asset Management, where he was a vice president and senior technology equity analyst. Previously, he was a research associate at Fidelity Management and Research and a financial services advisor at MetLife Resources from 1997 to 1999. Mr. Chung holds a B.A. in Economics from Brandeis University and an M.B.A. in Finance from the University of Chicago Graduate School of Business.


            Job titles indicate position with the investment adviser.

                            MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

      The price of your shares is also referred to as their net asset value
(NAV).


      The net asset value of the portfolio is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

      The portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

      Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the portfolio's portfolio investments to be affected by trading on days when you cannot buy or sell shares.


ACCOUNT STATEMENTS

      In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o     after any changes of name or address of the registered owner(s)

o     otherwise, at least every calendar quarter


      You will also receive annual and semiannual financial reports.


      The portfolio discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's Statement of Additional Information.


DISTRIBUTIONS

      As an investor in the portfolio, you will receive distributions.

      The portfolio may earn dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

      The portfolio typically distributes dividends and capital gains annually, usually in December.

      Most investors have their distributions reinvested in additional shares of the same portfolio. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

      Estimated year-end distribution information, including record and payment dates, will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.

TAXES

      As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

      As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

      Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the portfolio. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the portfolio satisfies certain holding period and other requirements.

      If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive a portion of the money you just invested in the form of a taxable distribution.

      We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal-tax category, including the portion of taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING PORTFOLIO SHARES

      Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES

OPENING AN ACCOUNT

      Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

      If you need an application, call our Institutional Services Center to receive one by mail or fax.

      You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

BUYING AND SELLING SHARES

      The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (currently 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper Form" means we or your financial services firm, as the case may be, have received a completed purchase application and payment for shares (as described in this Prospectus). The Fund reserves the right to reject any purchase order.

MINIMUM INITIAL INVESTMENT

$1,000,000

MINIMUM SUBSEQUENT INVESTMENT

$50,000

      The minimum initial investment for any group of related persons is an aggregate $4,000,000. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The minimum investments may be waived or modified.


      In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If a portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.


INVEST BY PURCHASES IN KIND

      With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

o Match the investment objectives and policies of the portfolio to be purchased

o Be considered by the portfolio's adviser to be an appropriate portfolio investment

o     Be easily valued, liquid and not subject to restrictions on transfer

      You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

      You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolio has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV. An authorized firm or its designee may impose its own deadline for orders in Fund shares.

      Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolio. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolio, such as the minimum initial amounts, may be modified.

EXCHANGING SHARES


      You should contact your financial representative or the Institutional Services Center to request an exchange into another Credit Suisse Fund or portfolio. Be sure to read the current Prospectus for the new fund.


      The portfolio reserves the right to

o     reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o temporarily suspend the exchange privilege during unusual market conditions


      If the portfolio rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed net asset value.

                              ADDING TO AN ACCOUNT

      You can add to your account in a variety of ways, as shown in the table.

--------------------------------------------------------------------------------
           OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o     Call our Institutional Services        o     Call our Institutional
      Center to request an exchange from           Services Center to request an
      another Credit Suisse Fund or                exchange from another Credit
      portfolio. Be sure to read the               Suisse Fund or portfolio.
      current Prospectus for the new
      fund or portfolio.                     o     If you do not have telephone
                                                   privileges, mail or fax a
o     If you do not have telephone                 letter of instruction.
      privileges, mail or fax a letter
      of instruction.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
o     Complete and sign the New Account      o     Call our Institutional
      Application.                                 Services Center by 4 p.m.
                                                   Eastern Time to inform us of
o     Call our Institutional Services              the incoming wire. Please be
      Center and fax the signed New                sure to specify the account
      Account Application by 4 p.m.                registration, account number
      Eastern Time.                                and the fund and portfolio
                                                   name on your wire advice.
o     The Institutional Services Center
      will telephone you with your           o     Wire the money for receipt
      account number. Please be sure to            that day.
      specify the account registration,
      account number and the fund name
      on your wire advice.

o     Wire your initial investment for
      receipt that day.
--------------------------------------------------------------------------------

                                 SELLING SHARES

--------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES                     CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
Write us a letter of instruction that
includes:

o     your name(s) and signature(s)          o     Sales of any amount.

o     the fund and portfolio name and
      account number

o     the dollar amount you want to sell

o     how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").

Mail the materials to Credit Suisse
Institutional Funds, Inc.

If only a letter of instruction is
required, you can fax it to the
Institutional Services Center (unless a
signature guarantee is required).
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o     Call our Institutional Services        o     Accounts with telephone
      Center to request an exchange into           privileges.
      another Credit Suisse Fund or
      portfolio. Be sure to read the         o     If you do not have telephone
      current Prospectus for the new               privileges, mail or fax a
      fund or portfolio.                           letter of instruction to
                                                   exchange shares.
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call our Institutional Services Center       o     Accounts with telephone
to request a redemption. You can receive           privileges.
the proceeds as:

o     a check mailed to the address of
      record

o     a wire to your bank

See "By Wire" for details.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

o     Complete the "Wire Instructions"       o     Requests by phone or mail.
      and section of your New Account
      Application.


o     For federal-funds wires, proceeds
      will be wired on the next business
      day.
--------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Services Center
Toll free: 800-222-8977
Fax:   646-354-5026

Mail
Credit Suisse Institutional Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional Funds, Inc.
66 Brooks Drive
Braintree, MA 02184


Internet Web Site
www.csam.com/us


                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional Fund, Inc.
[Institutional Fund Portfolio Name]
DDA# 9904-649-2
F/F/C: [Account Number and Registration]

SELLING SHARES IN WRITING

      Some circumstances require a written sell order, along with a signature guarantee. These include:

o     accounts whose address of record has been changed within the past 30 days

o     redemptions in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

      A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES

      For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

                                 OTHER POLICIES

TRANSACTION DETAILS

      You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

      Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. If your investment check does not clear, your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio.

      If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

      While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

      Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES


      Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.

FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

      Frequent purchases and redemptions of portfolio shares present risks to the portfolio's long-term shareholders. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the portfolio's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

      The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Directors. The portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the portfolio's records. The portfolio works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts in order to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur.

      The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the portfolio reserves the right to reject a purchase or exchange order from any investor or intermediary that the portfolio has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

      The portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

      There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the portfolio may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the portfolio has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of portfolio shares. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), excessive trading of portfolio shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of portfolio shares, which may define market timing differently than the portfolio does and have different consequences associated with it.

      The portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.


SPECIAL SITUATIONS

      The portfolio reserves the right to:


o change minimum investment amounts after 15 days' notice to current investors of any increases


o     charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o modify or waive its minimum investment requirements, including the requirements for employees and clients of its adviser and the adviser's affiliates

o stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

ABOUT THE DISTRIBUTOR

      Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:

o     making the portfolio available to you

o     account servicing and maintenance

o     other administrative services related to sale of the Institutional Class

      The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements.

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                    MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. ET

                              FOR MORE INFORMATION

      More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

      Includes financial statements, portfolio investments and detailed performance information.

      The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

OTHER INFORMATION


      A current SAI, which provides more detail about the portfolio, is on file with the SEC and is incorporated by reference.


      You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

      Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
   Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:


   www.csam.com/us


SEC file number:
Credit Suisse
Institutional Fund, Inc.            811-06670


P.O. BOX 55030, BOSTON, MA 02205-5030


                                                             CREDIT | ASSET
800-222-8977  o  www.csam.com/us                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSHBG-1-0205

                      STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2005

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                             SELECT EQUITY PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO

This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Select Equity Portfolio and Capital Appreciation Portfolio (each a "Portfolio" and together the "Portfolios") that supplements information contained in the Prospectus for the Portfolios dated February 28, 2005.

The Fund's audited Annual Report, dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.


This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolios should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report relating to the Portfolios and information regarding the Portfolios' current performance may be obtained by writing or telephoning:

                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                             Boston, MA  02205-5030
                                 1-800-222-8977

                                   CONTENTS                                    Page
                                   --------                                    ----
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . . . .  1

General Investment Strategies. . . . . . . . . . . . . . . . . . . . . . . . . .  1
Options, Futures and Currency Exchange Transactions. . . . . . . . . . . . . . .  1

Securities Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Securities Index Options . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
OTC Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
Currency Exchange Transactions . . . . . . . . . . . . . . . . . . . . . . . . .  5

Forward Currency Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
Currency Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
Currency Hedging . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

Futures Activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7

Options on Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . .  8

Hedging Generally. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. .  9

Foreign Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

Foreign Currency Exchange . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
Political Instability . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
Foreign Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
Increased Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
Foreign Debt Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
Dollar-Denominated Debt Securities of Foreign Issuers . . . . . . . . . . . . .  12
Brady Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
Depository Receipts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12


                                        i

Emerging Markets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

U.S. Government Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .  13
Municipal Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
Money Market Obligations. . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
Money Market Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Debt Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

Below Investment Grade Securities . . . . . . . . . . . . . . . . . . . . . . .  16
Structured Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
Mortgage-Backed Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .  18
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
Structured Notes, Bonds or Debentures . . . . . . . . . . . . . . . . . . . . .  19
Loan Participations and Assignments . . . . . . . . . . . . . . . . . . . . . .  19

Temporary Defensive Strategies. . . . . . . . . . . . . . . . . . . . . . . . .  20
Securities of Other Investment Companies. . . . . . . . . . . . . . . . . . . .  20
Lending of Portfolio Securities . . . . . . . . . . . . . . . . . . . . . . . .  21
When Issued Securities and Delayed-Delivery Transactions. . . . . . . . . . . .  22
To-Be-Announced Mortgage-Backed Securities. . . . . . . . . . . . . . . . . . .  22
Stand By Commitment Agreements. . . . . . . . . . . . . . . . . . . . . . . . .  23
Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

Short Sales Against the Box . . . . . . . . . . . . . . . . . . . . . . . . . .  24

Convertible Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
Non-Publicly Traded and Illiquid Securities . . . . . . . . . . . . . . . . . .  26

Rule 144A Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

Small Capitalization and Emerging Growth Companies; Unseasoned Issuers. . . . .  27
"Special Situation Companies" . . . . . . . . . . . . . . . . . . . . . . . . .  27
Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
Reverse Repurchase Agreements and Dollar Rolls. . . . . . . . . . . . . . . . .  28
Zero Coupon Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
Government Zero Coupon Securities . . . . . . . . . . . . . . . . . . . . . . .  29
REITs . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

                                       ii

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

PORTFOLIO VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

PORTFOLIO TURNOVER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38

MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38

Officers and Board of Directors . . . . . . . . . . . . . . . . . . . . . . . .  38
Directors' Compensation . . . . . . . . . . . . . . . . . . . . . . . . . . . .  46
Investment Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . . . .  46
Board Approval of Advisory Agreements . . . . . . . . . . . . . . . . . . . . .  48
Administration Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . .  51
Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  53
Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . . . . . . . . .  53
Proxy Voting Policies and Procedures. . . . . . . . . . . . . . . . . . . . . .  54
Portfolio Holdings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54
Distribution and Shareholder Servicing. . . . . . . . . . . . . . . . . . . . .  55
Organization of the Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .  56

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . . . . . . . . . .  56

EXCHANGE PRIVILEGE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  56

ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . . . . . . . . . .  57

The Portfolios. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  58
Special Tax Considerations                                                       59
Taxation of U.S. Shareholders . . . . . . . . . . . . . . . . . . . . . . . . .  62

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL . . . . . . . . . . .  66

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  67

MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  67


                                      iii

APPENDIX A - PROXY VOTING POLICY AND PROCEDURES . . . . . . . . . . . . . . . . A-1
APPENDIX B -- DESCRIPTION OF RATINGS. . . . . . . . . . . . . . . . . . . . . . B-1

                        INVESTMENT OBJECTIVE AND POLICIES

          The following information supplements the descriptions of the Portfolios' investment objective and policies in the Prospectus. There is no assurance that the Portfolios will achieve their investment objectives.

          The investment objective of the Select Equity Portfolio is long-term capital appreciation.

          The investment objective of the Capital Appreciation Portfolio is long-term capital appreciation.

          Under normal market conditions, at least 80% of the net assets of each of the Select Equity Portfolio and the Capital Appreciation Portfolio will be invested in U.S. equity securities. For the purposes of these 80% investment policies, net assets include any borrowings for investment purposes. This percentage requirement will not be applicable during periods when the Portfolios pursue a temporary defensive strategy, as discussed below. Each Portfolio's 80% investment policy may be changed by the Board of Directors of the Fund on 60 days' notice to shareholders.

General Investment Strategies
-----------------------------

          Unless otherwise indicated, the Portfolios are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Portfolios' ability to invest in debt securities will not be applicable during periods when the Portfolios pursue a temporary defensive strategy as discussed below.

          The Portfolios do not represent that these techniques are available now or will be available at any time in the future.

Options, Futures and Currency Exchange Transactions
---------------------------------------------------

          The Portfolios may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. The Portfolios may enter into futures contracts and options on futures contracts on securities, securities indices, currencies and interest rates and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 20% of each Portfolio's total assets may be at risk in connection with investing in options on securities, futures contracts, securities indices and, if applicable, currencies or interest rates, although options are not expected to be used to a significant extent by the Select Equity Portfolio. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

          Securities Options.  The Portfolios may write covered put and call
          ------------------
options on stock and debt securities and the Portfolios may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. The Portfolios realize fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation a Portfolio could realize on its investments or require a Portfolio to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that a Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

          In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which a Portfolio may write covered call options. For example, if a Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), each Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where a Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of a Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolios, however, intend to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund, the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.

          Securities Index Options.  The Portfolios may purchase and write
          ------------------------
exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC Options. The Portfolios may purchase OTC or dealer options or sell
          -----------
covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolios will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolios will seek to enter into dealer options only with dealers who are expected to be capable of entering into closing transactions with the respective Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          Currency Exchange Transactions.  The value in U.S. dollars of the
          ------------------------------
assets of the Portfolios that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolios may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolios will conduct their currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. The Portfolios may engage in currency exchange transactions for hedging purposes, and the Select Equity Portfolio may also engage in currency exchange transactions to increase total return. The Portfolios are not expected to engage in currency exchange transactions to any significant extent.

          Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Portfolios may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which a Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

          Currency Options. The Portfolios may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          Currency Hedging. Each Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolios may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which a Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against a price decline if the issuer's creditworthiness deteriorates.

          Futures Activities.  The Portfolios may enter into foreign currency,
          ------------------
interest rate, securities and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of security, stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the security, specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

          These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" will not exceed 5% of a Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolios reserve the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Portfolios' policies. The Portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operators" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by a Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if a Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Portfolio's performance.

          Options on Futures Contracts. A Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Portfolio.

          Hedging Generally.  In addition to entering into options and futures
          -----------------
transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolios may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of a Portfolio's assets.

          In hedging transactions based on an index, whether a Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

          The Portfolios will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolios of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

          Asset Coverage for Forward Contracts, Options, Futures and Options on
          ---------------------------------------------------------------------
Futures. The Portfolios will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolios on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          For example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. A Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Foreign Investments
-------------------

          Each Portfolio may invest up to 20% of the value of its net assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. or non-U.S. governments, government entities or political subdivisions ("foreign securities"). Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Portfolios may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          Foreign Currency Exchange.  Since the Portfolios may invest in
          -------------------------
securities denominated in currencies other than the U.S. dollar, and since the Portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolios may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

          Information.  Many of the foreign securities that may be held by the
          -----------
Portfolios will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          Political Instability.  With respect to some foreign countries, there
          ---------------------
is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolios, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          Foreign Markets.  Securities of some foreign companies are less liquid
          ---------------
and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

          Increased Expenses.  The operating expenses of the Portfolios may be
          ------------------
higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolios associated with foreign investing, such as custodial costs, valuation costs and communication costs, though similar to such expenses of other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.

          Foreign Debt Securities.  The returns on foreign debt securities
          -----------------------
reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign debt securities in which the Portfolios may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

          Dollar-Denominated Debt Securities of Foreign Issuers.  The returns on
          -----------------------------------------------------
foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          Brady Bonds.  The Portfolios may invest in so-called "Brady Bonds."
          -----------
Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and may be traded in the over-the-counter ("OTC") secondary market for debt. In light of the history of commercial bank loan defaults by developing nations' public and private entities, investments in Brady Bonds may be viewed as speculative.

          Depository Receipts.  Assets of the Portfolios may be invested in the
          -------------------
securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of a Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          Emerging Markets.  The Portfolios may invest in securities of issuers
          ----------------
located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

U.S. Government Securities
--------------------------

          The obligations issued or guaranteed by the U.S. government in which the Portfolios may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

Municipal Obligations
---------------------

          Under normal circumstances, the Portfolios may invest in "Municipal Obligations," although they are not expected to do so to any significant extent. Municipal Obligations are debt obligations issued by or on behalf of states (including the State of New York), territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

          Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

          The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Sevice Inc. ("Moody's") and the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. A Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation. See the Appendix attached hereto for further information concerning the ratings of Moody's and S&P and their significance.

          Among other instruments, the Portfolios may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

          The yields on Municipal Obligations are dependent upon a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal bond market, size of a particular offering, maturity of the obligation offered and rating of the issue.

          Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Money Market Obligations
------------------------

          The Portfolios are authorized to invest, under normal market conditions, up to 20% of their respective net assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          Repurchase Agreements. The Portfolios may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

          Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Portfolio and appropriate considering the factors of return and liquidity, a Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of that Portfolio's management fees and other expenses with respect to assets so invested.

Debt Securities
---------------

          The interest income to be derived from debt securities may be considered as one factor in selecting such securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions. Each Portfolio may invest up to 20% of net assets in investment grade debt securities.

          The Portfolios may invest to a limited extent in zero coupon securities. It is not expected however that they will be utilized to any great extent. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of the Portfolio that invests in zero coupon securities.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Portfolio, it may cease to be rated. Such event will not require the sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

          Investment grade bonds are rated within one of the four highest rating categories by Moody's or S&P or, if unrated, as determined by CSAM to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

          Below Investment Grade Securities.  The Select Equity Portfolio is
          ---------------------------------
permitted to invest up to 20% of its net assets in fixed-income securities rated below investment grade at the time of purchase, but it is not expected to utilize them to any great extent.

          Below investment grade fixed-income securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

          An economic recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

          To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

          The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact a Portfolio's net asset value. The Portfolios will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Portfolios may each incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

          Structured Securities.  The Portfolios may purchase any type of
          ---------------------
publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans, although they are not expected to do so to a significant extent.

          Mortgage-Backed Securities.  The Portfolios may invest in
          --------------------------
mortgage-backed securities sponsored by U.S. and foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. It is not expected that investments in such securities will form a significant part of a Portfolio's investment holdings. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

          Asset-Backed Securities.  The Portfolios may invest in asset-backed
          -----------------------
securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements, but it is not expected that such securities will form a significant part of a Portfolio's investment holdings. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

          Asset-backed securities present certain risks that are not presented by other securities in which a Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

          Structured Notes, Bonds or Debentures.  Typically, the value of the
          -------------------------------------
principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. The Portfolios will not invest to any significant extent in structured securities.

          Loan Participations and Assignments.  The Portfolios may invest in
          -----------------------------------
fixed and floating rate loans ("Loans") arranged through private negotiations between a borrower (a "Borrower") and one or more financial institutions ("Lenders"). The majority of a Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Portfolio having a contractual relationship only with the Lender, not with the Borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the particular Portfolio and the Borrower is determined by CSAM to be creditworthy.

          When a Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          There are risks involved in investing in Participations and Assignments. The Portfolios may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet that Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.

Temporary Defensive Strategies
------------------------------

          When CSAM believes that a defensive posture is warranted, the Portfolios may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements. It is not expected that defensive positions in investment grade debt securities will be utilized under normal conditions.

Securities of Other Investment Companies
----------------------------------------

          The Portfolios may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, the Portfolios may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of a Portfolio's total assets and (iii) when added to all other investment company securities held by a Portfolio, do not exceed 10% of the value of that Portfolio's total assets. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio would bear directly in connection with its own operations.

Lending of Portfolio Securities
-------------------------------

          The Portfolios may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board").
These loans, if and when made, may not exceed 33-1/3% of a Portfolio's total assets (including the loan collateral) taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolios and that is acting as a "finder."

          By lending its securities, a Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Portfolio must be able to terminate the loan at any time; (iv) a Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Portfolio's securities will be fully collateralized and marked to market daily. Payments received by a portfolio in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the Portfolio's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see "Additional Information Concerning Taxes" below).

          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Portfolios, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of a Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

When-Issued Securities and Delayed-Delivery Transactions
--------------------------------------------------------

          The Portfolios may purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. The Capital Appreciation Portfolio currently anticipates that when-issued securities will not exceed 20% of its total assets. The Select Equity Portfolio will not invest more than 25% of its net assets in when-issued securities. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Portfolios will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When a Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

To-Be-Announced Mortgage-Backed Securities
------------------------------------------

          As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.
However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, a Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Portfolio. For a further description of mortgage-backed securities, see "Structured Securities - Mortgage-Backed Securities" above.

Stand-By Commitment Agreements
------------------------------

          The Portfolios may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at a Portfolio's option specified securities at a specified price. A Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by a Portfolio, although a Portfolio can sell the underlying securities to a third party at any time.

          The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, a Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. A Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

          The amount payable to a Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

          The Portfolios expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

          The Portfolios would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolios would be valued at zero in determining net asset value. Where a Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of a Portfolio 's portfolio.

          The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax exempt to the investment company.

Short Sales
-----------

          Each Portfolio may from time to time sell securities short. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales "against the box") will not exceed 20% of a Portfolio's net assets. It is not expected that short sales will be used to a significant extent by the Select Equity Portfolio.

          To deliver the securities to the buyer, a Portfolio must arrange through a broker to borrow the securities and, in so doing, a Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Portfolio is required to pay in connection with a short sale.

          A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, a Portfolio will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, a Portfolio will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

          Short Sales Against the Box. Each Portfolio may enter into short sales
          ---------------------------
"against the box." Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. It is not expected that short sales "against the box" will be used to a significant extent by the Select Equity Portfolio. In a short sale, the investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security a Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. A Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Portfolios may utilize short sales against the box for investment purposes. A Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in a Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but a Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          If a Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied (see "Additional Information Concerning Taxes" below). Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolios may effect short sales.

Convertible Securities
----------------------

          Convertible securities in which the Portfolios may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants
--------

          Each Portfolio may invest in warrants. The Capital Appreciation Portfolio may invest up to 10% of its respective net assets in warrants. It is not expected that the Select Equity Portfolio will invest in warrants to a significant extent. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolios may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities
-------------------------------------------

          Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities include, certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Rule 144A Securities.  Rule 144A under the Securities Act adopted by
          --------------------
the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board. In reaching liquidity decisions, the Board or its delegate may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from a Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Small Capitalization and Emerging Growth Companies; Unseasoned Issuers
----------------------------------------------------------------------

          Investments in small- and medium- sized and emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones. The Select Equity Portfolio generally will not invest more than 20% of its net assets in small capitalization companies. The Capital Appreciation Portfolio is not expected to invest in such securities to any significant extent.

"Special Situation Companies"
-----------------------------

          The Portfolios may each invest in the securities of "special situation companies." "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

Borrowing
---------

          Each Portfolio may each borrow up to 33 1/3% of its total assets for temporary or emergency purposes including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of a Portfolio's net assets. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. A Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Reverse Repurchase Agreements and Dollar Rolls
----------------------------------------------

          The Portfolios may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers.
Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and its use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

          The Portfolios also may enter into "dollar rolls," in which a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forgo principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has agreed to purchase. At the time a Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

Zero Coupon Securities
----------------------

          The Portfolios may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representation interests in such stripped debt obligations and coupons. Such investment in zero coupon securities is subject to the Portfolios' overall limit on investing in debt securities. The Select Equity Portfolio will not invest more than 5% of its net assets in such securities. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends a Portfolio must pay each year and, in order to generate cash necessary to pay such dividends, a Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, in the recent past, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government Zero Coupon Securities
---------------------------------

          The Portfolios may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and
(iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities").

REITs
-----

          The Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, a Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS

          Certain investment limitations of each Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the respective Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of such restriction.

          The following investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 14 may be changed by a vote of the Board at any time.

          The Select Equity Portfolio may not:

          1. Borrow money, except that the Portfolio may (a) borrow from banks and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Portfolio may not exceed 33 1/3% of the value of the Portfolio's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

          2.     Issue any senior securities, except as permitted under the 1940
Act.

          3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as (a) it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and (b) the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Purchase or sell commodities or commodity contracts, except that the Portfolio may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and may purchase and sell options, futures contracts, and options on futures contracts, and purchase and sell currencies on a forward commitment or delayed-delivery basis.

          6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction (i) the acquisition of bonds, debentures or other debt instruments or fixed-income securities or interests therein and investment in government obligations, Loan Participations and Assignments and other structured securities, short-term commercial paper, certificates of deposit and bankers' acceptances; and (ii) the purchase of restricted or illiquid securities shall not be deemed to be the making of a loan.

          7. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or in municipal bonds (including industrial development bonds) and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          8. Purchase the securities of any issuer if as a result (a) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer or (b) the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that these percentage limitations do not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these percentage limitations.

          In addition to the fundamental investment limitations specified above, the Select Equity Portfolio may not:

          9. Make investments for the purpose of exercising control or management, but investments by the Portfolio in controlled investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

          10. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and sales of securities, and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts and transactions in currencies.

          11. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

          12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options, purchase of securities on a "when-issued," forward commitment or delayed-delivery basis, collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and hedging transactions in general short sales and short sales "against the box."

          13. Invest in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations if as a result more than 15% of the net assets of the Portfolio would be invested in such securities.

          14. Make additional investments (including roll-overs) if a Portfolio's borrowings exceed 5% of its net assets.

          For purposes of Investment Limitation No. 2, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

          The investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 15 may be changed by a vote of the Board at any time. The Capital Appreciation Portfolio may not:

          1.     Borrow money, except to the extent permitted under the 1940
Act.

          2.     Issue any senior securities, except as permitted under the 1940
Act.

          3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as (a) it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and (b) the sale of securities in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          4. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

          5. Purchase or sell commodities or commodity contracts, except that a Portfolio may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and may purchase and sell options, futures contracts, and options on futures contracts, and purchase and sell currencies on a forward commitment or delayed-delivery basis.

          6. Make loans, except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

          7. Purchase any securities which would cause 25% or more of the value of a Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or in municipal bonds (including industrial development bonds) and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          8. Purchase the securities of any issuer if as a result (a) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer or (b) the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that these percentage limitations do not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these percentage limitations.

          In addition to the fundamental investment limitations specified above, the Capital Appreciation Portfolio may not:

          9. Make investments for the purpose of exercising control or management, but investments by the Portfolio in controlled investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          10. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and sales of securities, and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts and transactions in currencies.

          11. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

          12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options, purchase of securities on a "when-issued," forward commitment or delayed-delivery basis, collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and hedging transactions in general short sales and short sales "against the box."

          13. Invest in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations if as a result more than 15% of the net assets of a Portfolio would be invested in such securities.

          14. Invest in warrants (other than warrants acquired by a Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Capital Appreciation Portfolio's net assets.

          15. Make additional investments (including roll-overs) if a Portfolio's borrowings exceed 5% of its net assets.

          For purposes of Investment Limitation No. 2, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by the Portfolios in valuing their assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

          Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined in good faith by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to each Portfolio). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to each Portfolio). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to each Portfolio).

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Portfolio's net asset value is not calculated. As a result, calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

          CSAM will select specific portfolio investments and effect transactions for each Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will receive only brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") when paying such higher commissions. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with each Portfolio are not reduced by reason of its receiving any brokerage and research services.

          For the fiscal years ended October 31, 2003 and 2004, $4,022 and $9,390 of total brokerage commissions was paid by the Select Equity Portfolio, to brokers and dealers who provided research services. Such brokers and dealers effected $2,557,565 and $______ in transactions for the Select Equity Portfolio in each respective fiscal year. For the fiscal years ended October 31, 2003 and 2004, $6,373 and $4,359 of total brokerage commissions was paid by the Capital Appreciation Portfolio, to brokers and dealers who provided research services. Such brokers and dealers effected $3,390,093 and $_____ in transactions for the Capital Appreciation Portfolio in each respective fiscal year. Research received from brokers or dealers is supplemental to CSAM's own research program.

          All orders for transactions in securities or options on behalf of a Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. A Portfolio may utilize CSAMSI or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for a Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including each Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

          For the fiscal years ended October 31, 2003 and 2004 the Portfolios paid brokerage commissions as follows:

October 31, 2003

Portfolio                       Brokerage Commissions
---------                       ----------------------
Select Equity Portfolio         $               33,336
Capital Appreciation Portfolio  $               31,291


October 31, 2004
Portfolio                       Brokerage Commissions
---------                       ----------------------

Select Equity Portfolio         $               38,702
Capital Appreciation Portfolio  $               22,511



          In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston Corporation ("CSFB") or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, a Portfolio will not give preference to any institutions with whom a Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          Transactions for a Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          The Portfolios may participate, if and when practicable, in bidding for the purchase of securities for a Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolios will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in a Portfolio's interest.

          As of October 31, 2004, the Portfolios held the following securities of their regular brokers or dealers:

                                                                   Aggregate Value
Portfolio                              Name of Securities          of the Holdings
-----------------------------------------------------------------------------------
Select Equity Portfolio         State Street Bank and Trust Co.
                                Euro Time Deposit                  $        452,000

                                Morgan Stanley                     $        392,630

                                Citigroup, Inc.                    $        342,630
-----------------------------------------------------------------------------------
Capital Appreciation Portfolio  State Street Bank and Trust Co. -
                                Euro Time Deposit                  $        116,000
-----------------------------------------------------------------------------------


                               PORTFOLIO TURNOVER

          The Portfolios do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Portfolio deems it desirable to sell or purchase securities. A Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.

          It is not possible to predict the Portfolios' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. High portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income tax liability. For the fiscal years ended October 31, 2003 and 2004, the Select Equity Portfolio's turnover rate was 107% and 90%, respectively, and the Capital Appreciation Portfolio's turnover rate was 108% and 80%, respectively.

                             MANAGEMENT OF THE FUND

Officers and Board of Directors
-------------------------------

          The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and companies that furnish services to the Fund, including agreements with custodian and transfer agent.

          The names and birth dates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


                                                                                            Number
                                                                                              of
                                                                                          Portfolios
                                                Term of                                    in Fund
                                               Office (1)                                  Complex
                                  Position(s)  and Length                                  Overseen        Other
                                   Held with     of Time    Principal Occupation(s)           by       Directorships
Name, Address and Age                Fund        Served     During Past Five Years         Director   Held by Director
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                Director,    Since 1999   Currently retired;                    41  None
c/o Credit Suisse Asset           Nominating                Executive Vice President
Management, LLC                   and Audit                 and Chief Financial
466 Lexington Avenue              Committee                 Officer of Pan Am
New York, New York                Member                    Corporation and Pan
10017-3140                                                  American World
Date of Birth:  4/23/32                                     Airways, Inc. from 1988
                                                            to 1991
------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                 Director,    Since 1998   Dean of Yale School of                40  Director of
Box 208200                        Nominating                Management and William                    Aetna, Inc.
New Haven, Connecticut            and Audit                 S. Beinecke Professor in                  (insurance
06520-8200                        Committee                 the Practice of                           company);
Date of Birth:  10/29/46          Member                    International Trade and                   Director of
                                                            Finance from November                     Calpine
                                                            1995 to present.                          Corporation
                                                                                                      (energy
                                                                                                      provider);
                                                                                                      Director of
                                                                                                      CarMax Group
                                                                                                      (used car
                                                                                                      dealers)
------------------------------------------------------------------------------------------------------------------------

-------------
(1)  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.


                                       39

                                                                                            Number
                                                                                              of
                                                                                          Portfolios
                                                Term of                                    in Fund
                                               Office (1)                                  Complex
                                  Position(s)  and Length                                  Overseen        Other
                                   Held with     of Time    Principal Occupation(s)           by       Directorships
Name, Address and Age                Fund        Served     During Past Five Years         Director   Held by Director
------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                    Director,    Since 2001   Dean Emeritus and                     40  Director of
301 ICC                           Nominating                Distinguished Professor                   Carlisle
Georgetown University             Committee                 of International Affairs at               Companies
Washington, DC 20057              Member and                the Edmund A. Walsh                       Incorporated
Date of Birth:  2/11/37           Audit                     School of Foreign                         (diversified
                                  Committee                 Service, Georgetown                       manufacturing
                                  Chairman                  University from June                      company)
                                                            1995 to present
------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.              Director,    Since 1999   Currently retired                     42  Director of
c/o Credit Suisse Asset           Nominating                                                          Education
Management, LLC                   and Audit                                                           Management
466 Lexington Avenue              Committee                                                           Corp.
New York, New York                Member
10017-3140
Date of Birth:  12/20/30
------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport               Director,    Since 1999   Partner of Lehigh Court,              42  Director of
Lehigh Court, LLC                 Nominating                LLC and RZ Capital                        Presstek, Inc.
40 East 52nd Street,              Committee                 (private investment firms)                (digital imaging
New York, New York                Chairman                  from July 2002 to                         technologies
10022                             and Audit                 present; Transition                       company);
Date of Birth:  7/10/48           Committee                 Adviser to SunGard                        Director of
                                  Member                    Securities Finance, Inc.                  Wood
                                                            from February 2002 to                     Resources, LLC
                                                            July 2002; President of                   (plywood
                                                            SunGard Securities                        manufacturing
                                                            Finance, Inc. from 2001                   company)
                                                            to February 2002;
                                                            President of Loanet, Inc.
                                                            (on-line accounting
                                                            service) from 1997 to
                                                            2001
------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
Michael E. Kenneally (2)          Director,    Since 2004   Chairman and Global                   44  None
Credit Suisse Asset               Chairman                  Chief Executive Officer
Management, LLC                   and Chief                 of CSAM since 2003;
466 Lexington Avenue              Executive                 Chairman and Chief
New York, New York                Officer                   Investment Officer of
10017-3140                                                  Banc of America Capital
Date of Birth:  3/30/54                                     Management from 1998
                                                            to March 2003
------------------------------------------------------------------------------------------------------------------------

-------------
(2)  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.


                                       40

                                                                                            Number
                                                                                              of
                                                                                          Portfolios
                                                Term of                                    in Fund
                                               Office (1)                                  Complex
                                  Position(s)  and Length                                  Overseen        Other
                                   Held with     of Time    Principal Occupation(s)           by       Directorships
Name, Address and Age                Fund        Served     During Past Five Years         Director   Held by Director
------------------------------------------------------------------------------------------------------------------------
William W. Priest, Jr. (3)        Director     Since 1999   Chief Executive Officer               47  Director of
Epoch Investment Partners, Inc.                             of J Net Enterprises, Inc.                Globe Wireless,
667 Madison Avenue                                          (technology holding                       LLC (maritime
New York, New York                                          company) since June                       communications
10021                                                       2004; Chief Executive                     company);
Date of Birth:  9/24/41                                     Officer of Epoch                          Director of
                                                            Investment Partners, Inc.                 InfraRed X
                                                            since April 2004; Co-                     medical device
                                                            Managing Partner of                       company);
                                                            Steinberg Priest & Sloane                 Director of J Net
                                                            Capital Management                        Enterprises, Inc.
                                                            from 2001 to March
                                                            2004; Chairman and
                                                            Managing Director of
                                                            CSAM from 2000 to
                                                            February 2001, Chief
                                                            Executive Officer and
                                                            Managing Director of
                                                            CSAM from 1990 to
                                                            2000
------------------------------------------------------------------------------------------------------------------------

-------------
(3) Mr. Priest is a Director who is an "?interested person"? of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended December 31, 2002).

                                         Term of
                                        Office (4)
                                          and
                          Position(s)   Length of
                           Held With      Time       Principal Occupation(s)
OFFICERS                     Fund        Served      During Past Five Years
----------------------------------------------------------------------------

Michael A. Pignataro      Treasurer     Since 1999   Director and Director of
Credit Suisse Asset       and Chief                  Fund Administration of
Management, LLC           Financial                  CSAM; Associated with
466 Lexington Avenue      Officer                    CSAM since 1984;
New York, New York                                   Officer of other Credit
10017-3140                                           Suisse Funds
Date of Birth:  11/15/59
-------------------------------------------------------------------------------
Emidio Morizio            Chief         Since 2004   Director and Global Head
Credit Suisse Asset       Compliance                 of Compliance of CSAM;
Management, LLC           Officer                    Associated with CSAM
466 Lexington Avenue                                 since July 2000; Vice
New York, New York                                   President and Director of
10017-3140                                           Compliance of
Date of Birth: 09/21/66                              Forstmann-Leff
                                                     Associates from 1998 to
                                                     June 2000; Officer of
                                                     other Credit Suisse Funds
-------------------------------------------------------------------------------
Ajay Mehra                Chief Legal   Since 2004   Director and Deputy
Credit Suisse Asset       Officer                    General Counsel of
Management, LLC                                      CSAM since September
466 Lexington Avenue                                 2004; Senior Associate of
New York, New York                                   Shearman & Sterling LLP
10017-3140                                           from September 2000 to
                                                     September 2004; Senior
Date of Birth: 08/14/70                              Counsel of the SEC
                                                     Division of Investment
                                                     Management from June
                                                     1997 to September 2000;
                                                     Officer of other Credit
                                                     Suisse Funds
-------------------------------------------------------------------------------
J. Kevin Gao              Vice          Since 2004   Vice President and Legal
Credit Suisse Asset       President                  Counsel of CSAM;
Management, LLC           and                        Associated with CSAM
466 Lexington Avenue      Secretary                  since July 2003;
New York, New York                                   Associated with the law
10017-3140                                           firm of Willkie Farr &
Date of Birth:  10/13/67                             Gallagher LLP from 1998
                                                     to 2003; Officer of other
                                                     Credit Suisse Funds
-------------------------------------------------------------------------------

-------------
(4)  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                       42

-------------------------------------------------------------------------------
Rocco A. DelGuercio       Assistant     Since 1999   Vice President and
Credit Suisse Asset       Treasurer                  Administrative Officer of
Management, LLC                                      CSAM; Associated with
466 Lexington Avenue                                 CSAM since June 1996;
New York, New York                                   Officer of other Credit
10017-3140                                           Suisse Funds
Date of Birth:  4/28/63
-------------------------------------------------------------------------------
Robert M. Rizza           Assistant     Since 2002   Assistant Vice President
Credit Suisse Asset       Treasurer                  of CSAM; associated
Management, LLC                                      with CSAM since 1998;
466 Lexington Avenue                                 Officer of other Credit
New York, New York                                   Suisse Funds
10017-3140
Date of Birth:  12/9/65
-------------------------------------------------------------------------------

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX


As reported to the Fund(s), the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2004.

                                                    Aggregate Dollar Range of
                                                     Equity Securities in all
                                                      Registered Investment
                                                      Companies Overseen by
                         Dollar Range of Equity       Director in Family of
Name of Director       Securities in the Fund*,(5)  Investment Companies*,(5)
------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------
                       Select Equity - A
Richard H. Francis     Capital Appreciation - A     E
------------------------------------------------------------------------------
                       Select Equity - A
Jeffrey E. Garten      Capital Appreciation - A     A
------------------------------------------------------------------------------
                       Select Equity - A
Peter F. Krogh         Capital Appreciation - A     A
------------------------------------------------------------------------------
                       Select Equity - A
James S. Pasman, Jr.   Capital Appreciation - A     D
------------------------------------------------------------------------------
                       Select Equity - A
Steven N. Rappaport    Capital Appreciation - A     D
------------------------------------------------------------------------------
INTERESTED DIRECTOR
------------------------------------------------------------------------------
                       Select Equity - A
Michael E. Kenneally   Capital Appreciation - A     A
------------------------------------------------------------------------------
                       Select Equity - A
William W. Priest      Capital Appreciation - A     A
------------------------------------------------------------------------------


*  Key  to  Dollar  Ranges:
     A.     None
     B.     $1  -  $10,000
     C.     $10,000  -  $50,000
     D.     $50,000  -  $100,000
     E.     Over  $100,000


-------------
(5) Beneficial ownership is determined in accordance with Rule 16a 1(a)(2) under the Securities Exchange Act.

          Committees and Meetings of Directors
          ------------------------------------

          The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

          In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent auditor's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Audit Committee met four times during the Fund's fiscal year ended October 31, 2004

          In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met four times during the fiscal year ended October 31, 2004

          The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

          No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates, receives any compensation from the Fund for acting as an officer or director of the Fund. Mr. Priest and each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the Chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.


Directors' Compensation
-----------------------

(for the fiscal year ended October 31, 2004)


                                                                            Total Number
                                                                            of Funds for
                                                                                Which
                                                           All Investment     Director
Name of                                       Capital        Companies      Serves Within
Director                   Select Equity   Appreciation   In Fund Complex   Fund Complex
-------------------------  --------------  -------------  ----------------  -------------
NON-INTERESTED DIRECTORS
Richard H. Francis         $          589  $         589  $         78,750             41
Jeffrey E. Garten          $          446  $         446  $         49,500             40
Peter F. Krogh             $          589  $         589  $         67,250             40
James S. Pasman, Jr.       $          589  $         589  $        105,750             42
Steven N. Rappaport        $          643  $         643  $         92,225             42
INTERESTED DIRECTORS
Michael E. Kenneally (1)   None            None           None                         44
William W. Priest (2)      $          339  $         339  $         83,500             47
Joseph D. Gallagher (3)    None            None           None                          0
________________________


1.     Mr. Kenneally received no compensation from any fund during the fiscal year ended
       October 31, 2004.

2.     Mr. Priest is an "interested person" of the Portfolios because he provided consulting services to CSAM within the last two years (ended December 31, 2002).  He receives compensation from each Portfolio and other investment companies advised by CSAM.

3.     Mr. Gallagher received no compensation from any fund during the fiscal year ended
       August 31, 2004.  Mr. Gallagher resigned from the Board effective August 11, 2004.

          As of December 31, 2004, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

Investment Advisory Agreements
------------------------------

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Portfolios pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $1,078 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69
locations across more than 33 countries on five continents.   CSFB is a business
unit of the Zurich-based Credit Suisse. As of December 31, 2004, CSAM employed about 2,000 people worldwide and had global assets under management of approximately $341.7 billion, with $27.4 billion under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          The Advisory Agreement between CSAM and the Fund has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

          The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of a Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

          The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Capital Appreciation and Select Equity Portfolios, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.50% of each Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Portfolio.

          For the fiscal year ended October 31, 2004 and 2003, the Portfolios paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Portfolios under the Advisory Agreements as follows:

OCTOBER 31, 2004
----------------

---------------------------------------------------------------------------
Portfolio             Fees Paid (After Waivers)   Waivers   Reimbursements
---------------------------------------------------------------------------

Capital Appreciation
Portfolio                        $0                $38,011          $68,501
---------------------------------------------------------------------------
Select Equity
Portfolio                        $0                $78,197          $21,797
---------------------------------------------------------------------------


OCTOBER 31, 2003
----------------

---------------------------------------------------------------------------
Portfolio             Fees Paid (After Waivers)   Waivers   Reimbursements
---------------------------------------------------------------------------

Capital Appreciation
Portfolio                        $0                $45,913          $48,841
---------------------------------------------------------------------------
Select Equity
Portfolio                        $0                $52,601          $47,877
---------------------------------------------------------------------------


Board Approval of Advisory Agreements
-------------------------------------

          In approving each Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors:

          Investment Advisory Fee Rate
          ----------------------------

          The Board reviewed and considered the contractual advisory fee rates of 0.50% paid by each Portfolio (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for each Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of 0.00% for each Portfolio (each, a "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

          Additionally, the Board received and considered information comparing each Portfolio's Contractual Advisory Fee and Net Advisory Fee and its overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

          Nature, Extent and Quality of the Services under the Advisory
          -------------------------------------------------------------
Agreement
----------

          The Board received and considered information regarding the nature, extent and quality of services provided to each Portfolio by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to each Portfolio by senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of each Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

          Portfolio Performance
          ---------------------

          The Board received and considered the one- and two-year performance of each Portfolio, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

          The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

          CSAM Profitability
           ------------------

          The Board received and considered a profitability analysis of CSAM based on the fees payable under each Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between each Portfolio on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

          Economies of Scale
          ------------------

          The Board considered whether economies of scale in the provision of services to each Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in each Portfolio's asset levels.

          Other Benefits to CSAM
          ----------------------

          The Board considered other benefits received by CSAM and its affiliates as a result of their relationship with each Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of each Portfolio, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of their relationship with each Portfolio (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

          The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities among each Portfolio and other advisory clients.

          Conclusions
          -----------

          In selecting CSAM and approving the Advisory Agreements and the investment advisory fee under such agreement, the Board concluded that:

          Capital Appreciation Portfolio

          - the Contractual Advisory Fee was lower than the median of its Peer Group and the fee was considered reasonable.

          - the Portfolio's one- and two-year performance lagged that of its Peer Group. The Board discussed the underperformance with CSAM, but considered the enhanced research and investment changes that have been instituted by CSAM to address underperformance.

          Select Equity Portfolio

          - the Contractual Advisory Fee was the lowest of its Peer Group and the fee was considered reasonable.

          - the Portfolio's one- and two-year performance lagged that of its Peer Group. The Board discussed the underperformance with CSAM and CSAM subsequently advised the Board that changes in the methodology for managing the Portfolio are under review in order to address underperformance.

          Both Portfolios

          - aside from the performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

          - in light of the costs of providing investment management and other services to the Portfolio and CSAM's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

          - CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

          - in light of the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Administration Agreements
-------------------------

          CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Portfolio pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10 % of the Portfolio's average daily net assets. For the fiscal year ended October 31, 2004, the Select Equity and Capital Appreciation Portfolios paid $15,639 and $7,602, respectively, in administration fees to CSAMSI. For the fiscal year ended October 31, 2003, the Select Equity and Capital Appreciation Portfolios paid $10,520 and $9,183, respectively, in administration fees to CSAMSI.

          State Street became co-administrator to the Select Equity and Capital Appreciation Portfolios on July 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses. For the fiscal year ended October 31, 2004, the Capital Appreciation Portfolio and the Select Equity Portfolio paid State Street fees under the State Street Co-Administration Agreement of $12,371 and $16,251, respectively. For the fiscal year ended October 31, 2003, the Capital

Appreciation Portfolio and the Select Equity Portfolio paid State Street fees under the State Street Co-Administration Agreement of $9,571 and $9,189, respectively. For the period from July 1, 2002 through October 31, 2002, the Capital Appreciation Portfolio and the Select Equity Portfolio paid State Street fees under the State Street Co-Administration Agreement of $2,583 and $3,385, respectively.

          PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Capital Appreciation and Select Equity Portfolios prior to July 1, 2002. PFPC received from each Portfolio a fee calculated at an annual rate of .075% of the Portfolio's first $500 million in average daily net assets, .065% of the next $1 billion in average daily net assets and .055% of average daily net assets exceeding $1.5 billion, exclusive of out-of-pocket expenses.

          During the period from November 1, 2001 through June 30, 2002, PFPC earned the following amounts in co-administration fees.

PORTFOLIO                       YEAR   PFPC
--------------------------------------------
Capital Appreciation Portfolio  2002  $1,010
--------------------------------------------
Select Equity Portfolio         2002  $  835
--------------------------------------------


          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate share of expenses and receive its proportionate share of any dividends.

Code of Ethics
--------------

          The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolio. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent
----------------------------

          State Street serves as custodian of each Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities held by it and
(v) makes periodic reports to the Board concerning each Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of each Portfolio. For this service to the Portfolios under the Custodian Agreements, State Street receives a fee which is calculated based upon each Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of the Portfolios pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios, (ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 66 Brooks Drive, Braintree, MA 02184.

Proxy Voting Policies and Procedures.
-------------------------------------

          The Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this SAI. The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The Fund's Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 800-222-8977 or through CSAM's website, www.csam.com/us and (2) on the SEC's website at http://www.sec.gov.

     Disclosure of Portfolio Holdings.
     ---------------------------------

          The Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Fund's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. The Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about the Fund's portfolio holdings.

          The Fund's policies and procedures provide that information regarding the Fund's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Fund shareholders.
In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

          The Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

          Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Fund's costs in disseminating data regarding such information.
All Portfolio-Related Information will be based on information provided by State Street, as the Fund's co-administrator/accounting agent.

          Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, CSAM and CSAMSI. The Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

          The Fund provides a full list of its holdings as of the end of each calendar month on its website, www.csam.com/us, approximately 10 business days
after the end of each month.   The list of holdings as of the end of each
calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

          The Fund and CSAM have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of February 1, 2005, of those parties with which CSAM, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

Recipient                          Frequency    Delay before dissemination
--------------------------------------------------------------------------

State Street (custodian,          Daily         None
accounting agent, co-
administrator and securities
lending agent)
--------------------------------------------------------------------------
Institutional Shareholder         As necessary  None
Services (proxy voting service
and filing of class action
claims)
--------------------------------------------------------------------------
Interactive Data Corp. (pricing   Daily         None
service)
--------------------------------------------------------------------------
Boston Financial Data             As necessary  None
Services, Inc. ("BFDS")
(transfer agent)
--------------------------------------------------------------------------

          In addition, Portfolio-Related Information may be provided as part of the Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm ("PwC"); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Directors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.

          On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by CSAM; and consultants for investors that invest in funds advised by CSAM, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

Recipient                 Frequency   Delay before dissemination
------------------------------------------------------------------

Lipper                    Monthly    5th business day of following
                                     month
------------------------------------------------------------------
S&P                       Monthly    2nd business day of following
                                     month
------------------------------------------------------------------
Thomson Financial/Vestek  Quarterly  5th business day of following month
------------------------------------------------------------------
Fidelity Investments -
Strategic Advisers, Inc.
------------------------------------------------------------------
Fidelity Investments
Institutional Operations
Company, Inc.
------------------------------------------------------------------


          The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

          The ability of the Fund, the Adviser and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

Distribution and Shareholder Servicing
--------------------------------------

          CSAMSI serves as the distributor of the Portfolios. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          Each Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at that Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs.

Organization of the Fund
------------------------

          The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue full and fractional shares of capital stock, par value $.001 per share. Shares of six series are classified.

          The Portfolios are open-end management investment companies. Each Portfolio is diversified.

          All shareholders of the Portfolios, upon liquidation, will participate ratably in the respective Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of each Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the

SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

          A Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Fund.

                               EXCHANGE PRIVILEGE

          Shareholders of the Portfolio may exchange all or part of their shares for shares of other portfolios of the Fund and institutional shares of the Credit Suisse Fund on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a Portfolio with a different investment objective when they believe that a shift between Portfolios is an appropriate investment decision.

          If an exchange request is received by Credit Suisse Institutional Fund or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the respective Portfolio's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. A Portfolio may refuse exchange purchases at any time without notice.

          The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for U.S. federal income tax purposes as a redemption (see "Additional Information Concerning Taxes" below). Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.

          The Portfolios reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

          In its efforts to curb market timing, the Fund may count all accounts under common ownership or control within the Credit Suisse Funds complex together for purposes of determining market timing with respect to any exchange involving the Portfolios. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for the purposes of this policy and may be rejected in whole or in part by the Fund. Purchase orders or exchange purchases accepted by your financial representative in violation of the excessive trading policy are not deemed accepted by the Fund and may be cancelled by the Fund on the next business day following receipt by your financial representative.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Portfolios
--------------

          Each Portfolio intends to continue to qualify as a regulated investment company each taxable year under the Code. To so qualify, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

          As a regulated investment company, a Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). Each Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          Each Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

          The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

          If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible
(i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special Tax Considerations
--------------------------

          The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolios.

          A Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. Each Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

          Zero Coupon Securities. A Portfolio's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal income tax laws, a Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of a Portfolio.

          Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by a Portfolio that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when a Portfolio holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause a Portfolio to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

          Straddles. The options transactions that a Portfolio enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that a Portfolio must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, a Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to a Portfolio of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolios are uncertain which (if any) of these elections they will make.

          Options and Section 1256 Contracts. If a Portfolio writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the Portfolio will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Portfolio in determining the capital gain or loss recognized in the resultant sale. However, a Portfolio's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of a Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Portfolio continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that a Portfolio must make to avoid the federal excise tax.

          A Portfolio may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not section 1256 contracts.

          Foreign Currency Transactions. In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Portfolio qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

          Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Portfolio may elect capital gain or loss treatment for such transactions. Alternatively, a Portfolio may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, a Portfolio will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          Passive Foreign Investment Companies. If a Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Portfolio may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Portfolio. Additional charges in the nature of interest may also be imposed on the Portfolio in respect of such deferred taxes. If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

          Alternatively, a Portfolio may make a mark-to-market election that will result in the Portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, a Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Portfolio may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

          Each Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

          Foreign Taxes. Dividends and interest (and in some cases, capital gains) eceived by a Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Portfolio will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Portfolio will reduce the return from the Portfolio's investments.

Taxation of U.S. Shareholders
-----------------------------

          Dividends and Distributions. Dividends and other distributions by a Portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

          Distributions of net-long-term capital gains, if any, that a Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. All other dividends of a Portfolio (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

          Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Portfolio to an individual in a particular taxable year if 95% or more of the Portfolio's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Portfolio; or (ii) the portion of the regular dividends paid by a Portfolio to an individual in a particular taxable year that is attributable to qualified dividend income received by the Portfolio in that taxable year if such qualified dividend income accounts for less than 95% of the Portfolio's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by a Portfolio from U.S. corporations and qualified foreign corporations, provided that the Portfolio satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by a Portfolio from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Portfolio dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

          We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

          If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

          Dividends and distributions paid by a Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of that Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

          Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

          Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

          Backup Withholding. A Portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

          Notices. Shareholders will receive, if appropriate, various written notices after the close of a Portfolio's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

          Other Taxation. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

          Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders
---------------------------------

          Dividends paid by a Portfolio to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

          In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Portfolio.

          Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of a Portfolio's "qualified net interest income" (generally, the Portfolio's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Portfolio is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of a Portfolio's "qualified short-term capital gains" (generally, the excess of the Portfolio's net short-term capital gain over the Portfolio's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

          Special rules apply to foreign persons who receive distributions from a Portfolio that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50 percent of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

          However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established US securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIOS AND THEIR SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

          PricewaterhouseCoopers LLP ("PwC"), with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, MD, 21201-2304, serves as the independent registered public accounting firm for the Portfolios. The financial statements for the fiscal year ended October 31, 2004 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, whose report thereon appears elsewhere herein and have been incorporated by reference herein in reliance upon the report of the independent registered public accounting firm given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

          The Portfolios' audited annual report dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolios. The Portfolios will furnish without charge a copy of the annual and semi-annual reports upon request by calling Credit Suisse Funds at 800-222-8977.

                                  MISCELLANEOUS

          As of February 14, 2005, the name, address and percentage of ownership of each person that owns of record 5% or more of each Portfolio's outstanding shares were as follows:

                                                                PERCENT OWNED AS OF
PORTFOLIO                              NAME AND ADDRESS          February 14, 2005
------------------------------------------------------------------------------------

Capital Appreciation Portfolio   Fidelity Investments                   100%
                                 Institutional Operations CNT
                                 as Agent for Certain
                                 Employee Benefit Plans*
                                 100 Magellan Way
                                 Lexington, KY 41015-1999
------------------------------------------------------------------------------------
Select Equity Portfolio          Patterson & Co. FBO                  48.17%
                                 Temple UNN Hospital
                                 1540027922 NIC 1151
                                 1525 West WT Harris Blvd
                                 Charlotte, NC 28288-0001
------------------------------------------------------------------------------------


                                       68

                                                                PERCENT OWNED AS OF
PORTFOLIO                              NAME AND ADDRESS          February 14, 2005
------------------------------------------------------------------------------------

Select Equity Portfolio          Fidelity Investments                  12.30%
                                 Institutional Operations CNT
                                 as Agent for Certain
                                 Employee Benefit Plans*
                                 100 Magellan Way
                                 Lexington, KY 41015-1999
------------------------------------------------------------------------------------
Select Equity Portfolio          State St Bank & Trust TTEE            11.54%
                                 Fenway Holdings LLC Master
                                 Trust
                                 PO Box 470
                                 Boston, MA 02102-0470
------------------------------------------------------------------------------------
Select Equity Portfolio          Bost & Co.*                           11.04%
                                 A/C NIAF2084002
                                 Mutual Funds Operations
                                 PO Box 3198
                                 Pittsburgh, PA 15230-3198
------------------------------------------------------------------------------------
Select Equity Portfolio          State St NH as Trustee of             11.03%
                                 Granite State Elect Co.
                                 Post Retirement Benefits Trust
                                 Niagara Mohawk PO Corp
                                 Non-Re Life Insurance VEBA
                                 1 Enterprise Dr. SWB-5C
                                 Bertrand
                                 North Quincy, MA 02171-21
------------------------------------------------------------------------------------
Select Equity Portfolio          Huntington Hospital                    5.84%
                                 Endowment
                                 Attn: Finance Dept./Kevin
                                 Lawlor
                                 270 Park Avenue
                                 Huntingon, NY 11743-2799
------------------------------------------------------------------------------------


*     Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.

                                   APPENDIX A

                               PROXY VOTING POLICY

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                               CREDIT SUISSE FUNDS

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                              CSAM CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

          INTRODUCTION

          Credit Suisse Asset Management, LLC ("CSAM") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.
The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

          The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

          POLICY

          The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

          PROXY VOTING COMMITTEE

          The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

          For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

          CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

          CONFLICTS

          CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

          CONSENT
          In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

          RECORDKEEPING

          CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting.

     These records include the following:

-    a copy of the Policy;

-    a copy of each proxy statement received on behalf of CSAM clients;

-    a record of each vote cast on behalf of CSAM clients;

- a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

- a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response. CSAM reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

          DISCLOSURE

               CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

               ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

          PROCEDURES

               The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

          OPERATIONAL ITEMS

Adjourn Meeting

     Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements

     Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws

     Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting

     Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

     Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

          BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

     Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting

     Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection

     Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Filling Vacancies/Removal of Directors

     Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

     Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

     Majority of Independent Directors

     Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits

     Generally vote against shareholder proposals to limit the tenure of outside directors.

          PROXY CONTESTS
          --------------

Voting on Director Nominees in Contested Elections

     Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent

     Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting

     Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

Cumulative Voting

     Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

          ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES
          -----------------------------------------------

Advance Notice Requirements for Shareholder Proposals/Nominations

     Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent

     Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

     Poison Pills (Shareholder Rights Plans)

     Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders' Ability to Act by Written Consent

     Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders' Ability to Call Special Meetings

     Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements

     Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

          MERGER AND CORPORATE RESTRUCTURING
          ----------------------------------

Appraisal Rights

     Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

     Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

Asset Sales

     Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

Conversion of Securities

     Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

     Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account:
     (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures

     Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure;
     (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk;
     (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

     Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements

     Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans


     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization

     Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion;
     (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

     Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

     Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization Proposals

     Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

          CAPITAL STRUCTURE
          -----------------

Adjustments to Par Value of Common Stock

     Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

Common Stock Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock

     Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

     Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights

     Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred Stock

     Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

     Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion;
     (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

     Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs

     Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

     Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock

     Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

          EXECUTIVE AND DIRECTOR COMPENSATION
          -----------------------------------

Executive and Director Compensation

     Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

     Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans

     Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

     Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following:
     (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value;
     (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals

     Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans.

     Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

     Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

     Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

     Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals

     Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing

     Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes

     Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

     May 19, 2004

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

          Commercial paper rated A-1 by the Standard and Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

          The following summarizes the ratings used by S&P for corporate bonds:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
          BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the ratings used by Moody's for corporate bonds:

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings
-----------------------

          The following summarizes the two highest ratings used by S&P for short-term notes:

          SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

          SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

          The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

          MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

          MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings
-----------------------------

          The following summarizes the ratings used by S&P for Municipal
Obligations:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the highest four municipal ratings used by
Moody's:

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1, and B1.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2005

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                            LARGE CAP VALUE PORTFOLIO
                          INTERNATIONAL FOCUS PORTFOLIO

This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Large Cap Value ("Large Cap Value Portfolio") and relating to the International Focus Portfolio (the "International Focus Portfolio," and, together with the Large Cap Value Portfolio, the "Portfolios") that supplements information contained in the Prospectus for the Large Cap Value Portfolio and the Prospectus for the International Focus Portfolio (collectively, the "Prospectuses"), each dated February 28, 2005.

Each Portfolio's audited Annual Report, dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.

This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolios should be made solely upon the information contained herein. Copies of the Fund's Prospectuses, Annual Report and information regarding each Portfolio's current performance may be obtained by writing or telephoning:

                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                             Boston, MA  02205-5030
                                 1-800-222-8977

                                       CONTENTS
                                       --------

                                                                                   Page
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
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . .    1


General Investment Strategies. . . . . . . . . . . . . . . . . . . . . . . . . . .    1
Options, Futures and Currency Exchange Transactions. . . . . . . . . . . . . . . .    1

Securities Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1
OTC Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Currency Exchange Transactions . . . . . . . . . . . . . . . . . . . . . . . . . .    5

Forward Currency Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Currency Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6

Futures Activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7

Options on Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .    8

Hedging Generally. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Swaps (International Focus Portfolio). . . . . . . . . . . . . . . . . . . . . . .   10

Asset Coverage for Forward Contracts, Options, Futures and Options on Futures and
     Swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
Foreign Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11

Foreign Currency Exchange. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Political Instability. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Foreign Markets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Increased Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Privatizations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Foreign Debt Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Brady Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
Depository Receipts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13


                                        i

Emerging Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
Money Market Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
Money Market Mutual Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Debt Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Below Investment Grade Securities. . . . . . . . . . . . . . . . . . . . . . . . .   16
Structured Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
Asset-Backed Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
Structured Notes, Bonds or Debentures. . . . . . . . . . . . . . . . . . . . . . .   19
Loan Participations and Assignments. . . . . . . . . . . . . . . . . . . . . . . .   19

Temporary Defensive Strategies . . . . . . . . . . . . . . . . . . . . . . . . . .   20
Securities of Other Investment Companies . . . . . . . . . . . . . . . . . . . . .   20
Lending of Portfolio Securities. . . . . . . . . . . . . . . . . . . . . . . . . .   20
When Issued Securities and Delayed-Delivery Transactions . . . . . . . . . . . . .   21

Short Sales Against the Box. . . . . . . . . . . . . . . . . . . . . . . . . . . .   22

Convertible Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
Non-Publicly Traded and Illiquid Securities. . . . . . . . . . . . . . . . . . . .   23

Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24

Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers . . . . .   25
"Special Situation Companies". . . . . . . . . . . . . . . . . . . . . . . . . . .   25
Borrowing. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   25
Reverse Repurchase Agreements and Dollar Rolls EITs. . . . . . . . . . . . . . . .   25

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   26

Large Cap Value Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27
International Focus Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . .   28


                                       ii

PORTFOLIO VALUATION ORTFOLIO TRANSACTIONS ORTFOLIO TURNOVER. . . . . . . . . . . .   29

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33

Officers and Board of Directors. . . . . . . . . . . . . . . . . . . . . . . . . .   33
Information Concerning Committees and Meetings of Directors. . . . . . . . . . . .   37
Directors' Compensation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
Investment Advisory Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .   39
Board Approval of Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . .   43

Sub-Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45

Administration Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46
Code of Ethics ustodian and Transfer Agent . . . . . . . . . . . . . . . . . . . .   48
Proxy Voting Policies and Procedures.. . . . . . . . . . . . . . . . . . . . . . .   49
Distribution and Shareholder Servicing . . . . . . . . . . . . . . . . . . . . . .   50
Organization of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   50

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .   51

EXCHANGE PRIVILEGE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   51

ADDITIONAL INFORMATION CONCERNING TAXES. . . . . . . . . . . . . . . . . . . . . .   52

The Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   52
Special Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . .   54
Taxation of U.S. Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .   57

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL. . . . . . . . . . . . .   61

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   62

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   62


                                       iii

APPENDIX A -- PROXY VOTING POLICIES AND PROCEDURES . . . . . . . . . . . . . . . .  A-1

APPENDIX B -- DESCRIPTION OF RATINGS . . . . . . . . . . . . . . . . . . . . . . .  B-1

                       INVESTMENT OBJECTIVES AND POLICIES

          The following information supplements the descriptions of each Portfolio's investment objective and policies in the Prospectuses. There are no assurances that the Portfolios will achieve their investment objectives.

          The investment objective of the Large Cap Value Portfolio is total return. The Large Cap Value Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations, which are defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index.

          The investment objective of the International Focus Portfolio is long-term capital appreciation. The International Focus Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries.

          The 80% investment policies will not be applicable during periods when a Portfolio pursues a temporary defensive strategy, as discussed below. Each Portfolio's 80% investment policy may be changed by the Board of Directors of the Fund on 60 days' notice to shareholders.

     General Investment Strategies
     -----------------------------

          Unless otherwise indicated, all of the Portfolios are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on a Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

          The Portfolios do not represent that these techniques are available now or will be available at any time in the future.

     Options, Futures and Currency Exchange Transactions
     ---------------------------------------------------

          Each Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. Each Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 25% of the Portfolio's total assets may be at risk in connection with investing in options on securities, securities indices and, if applicable, currencies. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

          Securities Options.  Each Portfolio may write covered put and call
          ------------------
options on stock and debt securities and each Portfolio may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options.
A Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

          In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which a Portfolio may write covered call options. For example, if a Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolios may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolios' investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund or a Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Portfolio will be able to purchase on a particular security.

          Securities Index Options.  Each Portfolio may purchase (in the case of
          ------------------------
the Large Cap Value Portfolio, with respect to up to 10% of its total assets) and each Portfolio may write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC Options.  The Portfolios may purchase OTC or dealer options or
          -----------
sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolios will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          Currency Exchange Transactions.  The value in U.S. dollars of the
          ------------------------------
assets of a Portfolio that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

          Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

          Currency Options. The Portfolios may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          Currency Hedging. The Portfolios' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

          Futures Activities.  Each Portfolio may enter into foreign currency,
          ------------------
interest rate and securities index futures contracts and purchase and write
(sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

          These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolios reserve the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with a Portfolio's policies. The Portfolios re operated by a person who has claimed an exemption from the definition of a "commodity pool operator." Each Portfolio is operated by persons who have claimed an exclusion from the definition of the term "commodity pool operators" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by a Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolios will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolios may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

          Options on Futures Contracts. Each Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract;

however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

          Hedging Generally.  In addition to entering into options and futures
          -----------------
transactions for other purposes, including generating current income to offset expenses or increase return, each Portfolio may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.

          In hedging transactions based on an index, whether a Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

          A Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolio of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

          Swaps(International Focus Portfolio).  The International Focus
          -----------------------------------
Portfolio may enter into swaps relating to indexes, interest rates, currencies and equity and debt interests of foreign issuers. A swap transaction is an agreement between a Portfolio and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Interest rate swaps involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity or debt swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a securities index, a basket of securities or a single security. The Portfolio may enter into these transactions for hedging purposes, such as to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes to increase total return, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

          The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, CSAM believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Portfolio will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over its entitlements with respect to each swap on a daily basis.

          Asset Coverage for Forward Contracts, Options, Futures and Options on
          ---------------------------------------------------------------------
Futures and Swaps.  Each Portfolio will comply with guidelines established by
-----------------
the Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolio on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts and, in the case of the International Focus Portfolio, swaps. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          For example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

          Foreign Investments.
          -------------------

          The International Focus Portfolio will invest, under normal market conditions, at least 80% of its net assets in securities of issuers from at least three foreign countries. The Large Cap Value and the Small Cap Value Portfolios may invest up to 20% and 10%, respectively, of their net assets in securities of foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. A Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          Foreign Currency Exchange.  Since the International Focus Portfolio
          -------------------------
will, and the Large Cap Value Portfolio may, invest in securities denominated in currencies other than the U.S. dollar, and since a Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, each Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Portfolio with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United

States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

          Information.  The majority of the foreign securities held by a
          -----------
Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          Political Instability.  With respect to some foreign countries, there
          ---------------------
is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Portfolio, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          Foreign Markets.  Securities of some foreign companies are less liquid
          ---------------
and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

          Increased Expenses.  The operating expenses of the International Focus
          ------------------
Portfolio (and, to the extent it invests in foreign securities, the Large Cap Value Portfolio) can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolios associated with foreign investing, such as custodial costs, valuation costs and communication costs (as well as, in the case of the International Focus Portfolio, the rate of the investment advisory fees), though similar to such expenses of other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.

          Privatizations.  Each Portfolio may invest in privatizations (i.e.
          --------------
foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolios, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful. The International Focus Portfolio could invest to a significant extent in privatizations.

          Foreign Debt Securities.  The returns on foreign debt securities
          -----------------------
reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign debt securities in which a Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

          Brady Bonds.  Each Portfolio may invest in so-called "Brady Bonds."
          -----------
Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative. The International Focus Portfolio could invest to a significant extent in Brady Bonds.

          Depository Receipts.  Certain of the above risks may be involved with
          -------------------
ADRs, European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of a Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          Emerging Markets.  Each Portfolio may invest in securities of issuers
          ----------------
located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

     U.S. Government Securities
     --------------------------

          The obligations issued or guaranteed by the U.S. government in which a Portfolio may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities the Portfolios may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

     Money Market Obligations
     ------------------------

          Each Portfolio is authorized to invest, under normal market conditions (up to 20% of its assets in the case of each Large Cap Value Portfolio) in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          Repurchase Agreements. Each Portfolio may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

          Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Portfolio and appropriate considering the factors of return and liquidity, a Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's management fees and other expenses with respect to assets so invested.

     Debt Securities
     ---------------

          The International Focus Portfolio and each Large Cap Value Portfolio may invest up to 20% of its net assets in debt securities. Any percentage limitation on a Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

          The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          Each Portfolio may invest to a limited extent in zero coupon securities. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of a Portfolio that invests in zero coupon securities.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Portfolio, it may cease to be rated. Such event will not require the sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

          Investment grade bonds are rated within one of the four highest rating categories by Moody's or S&P or, if unrated, as determined by CSAM to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

          Below Investment Grade Securities.  Within its 20% limitation on
          ---------------------------------
investing in debt securities, the Large Cap Value Portfolio may invest up to 10% of its net assets in debt securities rated below investment grade. Within their respective 20% limitations on investing in debt securities, the Small Company Growth and International Focus Portfolios may invest up to 5% of its net assets in debt securities rated below investment grade. A Portfolio's investments in convertible debt or equity securities rated below investment grade will be included in determining these percentage limitations.

          Below investment grade debt securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds") (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

          An economic recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

          To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

          The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. A Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

          Structured Securities.  Each Portfolio may purchase any type of
          ---------------------
publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

          Mortgage-Backed Securities.  Each Portfolio may invest in
          --------------------------
mortgage-backed securities sponsored by U.S. and foreign government issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

          Asset-Backed Securities.  Each Portfolio may invest in asset-backed
          -----------------------
securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

          Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

          Structured Notes, Bonds or Debentures.  Typically, the value of the
          -------------------------------------
principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

          Loan Participations and Assignments.  Each Portfolio may invest in
          -----------------------------------
fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by CSAM to be creditworthy.

          When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

     Temporary Defensive Strategies
     ------------------------------

          When CSAM believes that a defensive posture is warranted, each Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

     Securities of Other Investment Companies
     ----------------------------------------

          Each Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, a Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio would bear directly in connection with its own operations.

     Lending of Portfolio Securities
     -------------------------------

          A Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board").
These loans, if and when made, may not exceed 33-1/3% of a Portfolio's net assets (including the loan collateral) taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

          By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolios to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Portfolio's securities will be fully collateralized and marked to market daily. Payments received by a Portfolio in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the Portfolio's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see "Additional Information Concerning Taxes" below).

          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Portfolios, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of a Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

     When-Issued Securities and Delayed-Delivery Transactions
     --------------------------------------------------------

          Each Portfolio may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. A Portfolio will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. Each Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When a Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          Short Sales Against the Box.  Each Portfolio may enter into short
          ---------------------------
sales "against the box." Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. While a short sale is made by selling a security a Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. A Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. No Portfolio intends to engage in short sales against the box for investment purposes. A Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          If a Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied (see "Additional Information Concerning Taxes" below). Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which a Portfolio may effect short sales.

     Convertible Securities
     ----------------------

          Convertible securities in which a Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

     Warrants
     --------

          Each Portfolio may invest up to 10% of its net assets in warrants. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Portfolio may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

     Non-Publicly Traded and Illiquid Securities
     -------------------------------------------

          The International Focus Portfolio may invest up to 10%, and the Large Cap Value Portfolio may invest up to 15%, of its net assets in illiquid securities, including certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below), time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Rule 144A Securities.  Rule 144A under the Securities Act adopted by
          --------------------
the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in a Portfolio under the supervision of the Board. In reaching liquidity decisions, the Board or its delegate may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolios. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

     Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers
     ------------------------------------------------------------------------

          Each Portfolio may invest in small- and medium- sized and emerging growth companies and, except for the International Focus Portfolio, companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

          Although investing in securities of small- and medium-sized and emerging growth companies, unseasoned issuers or issuers in "special situations" (see below) offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in a Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies.

     "Special Situation Companies"
     -----------------------------

          "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

     Borrowing
     ---------

          Each Portfolio may borrow up to 33% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Each Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

     Reverse Repurchase Agreements and Dollar Rolls
     ----------------------------------------------

          Each of the Portfolios may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

          The Portfolios also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

     REITs
     -----

          Each Portfolio may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, the Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS

          ALL PORTFOLIOS. Certain investment limitations may not be changed without the affirmative vote of the holders of a majority of the relevant Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in each No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

               Large Cap Value Portfolio.  The investment limitations numbered 1
               -------------------------
through 7 are Fundamental Restrictions. Investment limitations 8 through 11 may be changed by a vote of the Board at any time.

          The Large Cap Value Portfolio may not:

          1.     Borrow money, except to the extent permitted under the 1940
Act.

          2. Purchase any securities which would cause 25% or more of the value of the Portfolios' total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

          3. Make loans, except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

          4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          5. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

          6. Invest in commodities, except that the Portfolio may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes and purchase and sell currencies on a forward commitment or delayed-delivery basis.

          7. Issue any senior security except as permitted in the Portfolio's investment limitations.

          8. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and writing covered put and call options.

          10. Invest more than 15% of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

          11. Make additional investments (including roll-overs) if the Portfolio's borrowings exceed 5% of its net assets.

               International Focus Portfolio. The investment limitations
               -----------------------------
numbered 1 through 7 are Fundamental Restrictions. Investment limitation number 8 may be changed by a vote of the Board at any time.

          The International Focus Portfolio may not:

          1.     Borrow money, except to the extent permitted under the 1940
Act.

          2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

          3. Make loans, except through loans of portfolio securities, entry inter repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

          4. Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed income securities directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          5. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

          6. Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Portfolio may (a) purchase put and call options on securities and foreign currencies, (b) write covered call options on securities and (c) purchase or write options on futures contracts.

          7. Purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

          8. Invest more than 10% of the value of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by each Portfolio in valuing its assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent asked quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

          Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined in good faith by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to each Portfolio). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to each Portfolio). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to each Portfolio).

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Portfolio's net asset value is not calculated. As a result, calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

          CSAM will select specific portfolio investments and effect transactions for each Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will receive only brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") when paying such higher commissions. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with each Portfolio are not reduced by reason of its receiving any brokerage and research services.

          For the fiscal year ended October 31, 2004, $5,957 and $51,718 was paid by the Large Cap Value and International Focus Portfolios, respectively, to brokers and dealers who provided such research and other services. The Large Cap Value and International Focus Portfolios directed $5,951 and $51,718, respectively, in transactions to brokers and dealers who provided such research. For the fiscal year ended October 31, 2003, $6,973 and $33,622 was paid by the Large Cap Value and International Focus Portfolios, respectively, to brokers and dealers who provided such research and other services. The Large Cap Value and International Focus Portfolios directed $5,507,787 and $17,347,623, respectively, in transactions to brokers and dealers who provided such research.

          All orders for transactions in securities or options on behalf of a Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. A Portfolio may utilize CSAMSI or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as a Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

          The Fund paid the following commissions to broker-dealers for execution of portfolio transactions on behalf of the indicated Portfolios for the indicated fiscal years ended October 31.

---------------------------------------------------------------------
                               2004           2003           2002
---------------------------------------------------------------------
Large Cap Value              $  40,952      $  55,433      $  46,169
---------------------------------------------------------------------
International Focus          $ 473,632      $ 393,517      $ 406,262
---------------------------------------------------------------------


          In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston ("CSFB") or any affiliated person of such companies, except as permitted by SEC exemptive order or by applicable law.

          Transactions for the Portfolios may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          Each Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.

          As of October 31, 2004, the Portfolios held the following securities of their regular brokers or dealers:

-----------------------------------------------------------------------------
     Portfolio                Name of Securities          Aggregate Value of
                                                               Holdings
-----------------------------------------------------------------------------
Large Cap Value      Bank of America                        $   1,321,305
                     Citigroup, Inc.                        $     838,593
                     Lehman Brothers Holdings, Inc.         $     468,255
                     Morgan Stanley                         $     434,265
                     Wachovia Corp.                         $     752,913
                     Wells Fargo & Co.                      $     776,360
                     State Street Bank and Trust Company    $     822,000

-----------------------------------------------------------------------------
International Focus  State Street Bank and Trust Co. -      $   2,423,000
                     Euro Time Deposit
                     State Street Navigator Prime Fund      $   4,046,514

-----------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

          The Portfolios do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Portfolio deems it desirable to sell or purchase securities. A Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.

          It is not possible to predict the Portfolios' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. High portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income tax liability. For the fiscal years ended October 31, 2003 and 2004, the portfolio turnover rate for Large Cap Value Portfolio was 56% and 49%; and for International Focus Portfolio, 151% and 98%, respectively.

                             MANAGEMENT OF THE FUND

     Officers and Board of Directors
     -------------------------------

          The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent.

          The names and birth dates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

     Information Concerning Directors And Officers
     ---------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                             Number
                                                                                             of
                                                                                             Portfolios
                                                   Term of                                   in Fund
                                                   Office(1)                                 Complex
                                     Position(s)   and Length                                Overseen    Other
Name, Address and Date               Held with     of Time     Principal Occupation(s)       by          Directorships
of Birth                             Fund          Served      During Past Five Years        Director    Held by Director
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                   Director,     Since 1999                                41          None
c/o Credit Suisse Asset              Nominating
Management, LLC                      and Audit
466 Lexington Avenue                 Committee
New York, New York                   Member
10017-3140
Date of Birth:  4/23/32
---------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                    Director,     Since 1998  Dean of Yale School of        40          Director of
Box 208200                           Nominating                Management and William                    Aetna, Inc.
New Haven, Connecticut               and Audit                 S. Beinecke Professor in                  (insurance
06520-8200                           Committee                 the Practice of                           company);
Date of Birth:  10/29/46             Member                    International Trade and                   Director of
                                                               Finance (from November                    Calpine
                                                               1995 to present)                          Corporation
                                                                                                         (energy
                                                                                                         provider);
                                                                                                         Director of
                                                                                                         CarMax Group
                                                                                                         (used car
                                                                                                         dealers)
---------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                       Director,     Since 2001  Dean Emeritus and              40         Director of
301 ICC                              Nominating                Distinguished Professor                   Carlisle
Georgetown University                Committee                 of International Affairs at               Companies
Washington, DC 20057                 Member and                the Edmund A. Walsh                       Incorporated
Date of Birth:  2/11/37              Audit                     School of Foreign                         (diversified
                                     Committee                 Service, Georgetown                       manufacturing
                                     Chairman                  University from June                      company)
                                                               1995 to present
---------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                 Director,     Since 1999  Currently retired              42         Director of
c/o Credit Suisse Asset              Nominating                                                          Education
Management, LLC                      and Audit                                                           Management
466 Lexington Avenue                 Committee                                                           Corp.
New York, New York                   Member
10017-3140
Date of Birth:  12/20/30
---------------------------------------------------------------------------------------------------------------------------


-------------------------

(1)  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.


                                       34

---------------------------------------------------------------------------------------------------------------------------
                                                                                             Number
                                                                                             of
                                                                                             Portfolios
                                                   Term of                                   in Fund
                                                   Office(1)                                 Complex
                                     Position(s)   and Length                                Overseen    Other
Name, Address and Date               Held with     of Time     Principal Occupation(s)       by          Directorships
of Birth                             Fund          Served      During Past Five Years        Director    Held by Director
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                  Director,     Since 1999  Partner of Lehigh Court,      42          Director of
Lehigh Court, LLC                    Nominating                LLC and RZ Capital                        Presstek, Inc.
40 East 52nd Street,                 Committee                 (private investment firms)                (digital imaging
New York, New York                   Member                    from July 2002 to                         technologies
10022                                Chairman                  present; Transition                       company);
Date of Birth:  7/10/48              and Audit                 Adviser to SunGard                        Director of
                                     Committee                 Securities Finance, Inc.                  Wood
                                     Member                    from February 2002 to                     Resources, LLC
                                                               July 2002; President of                   (plywood
                                                               SunGard Securities                        manufacturing
                                                               Finance, Inc. from 2001                   company)
                                                               to February 2002;
                                                               President of Loanet, Inc.
                                                               (on-line accounting
                                                               service) from 1997 to
                                                               2001
---------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
Michael E. Kenneally(2)              Director,     Since 2004  Chairman and Global Chief     44          None
Credit Suisse Asset                  Chairman of               Executive Officer of CSAM
Management, LLC                      the Board                 since 2003; Chairman and
466 Lexington Avenue                 and Chief                 Chief Investment Officer of
New York, New York                   Executive                 Banc of America Capital
10017-3140                           Officer                   Management from 1998 to
Date of Birth:  3/30/54                                        March 2003
---------------------------------------------------------------------------------------------------------------------------
William W. Priest, Jr.(3)            Director      Since 1999  Chief Executive Officer       47          Director of
Epoch Investment                                               of J Net Enterprises, Inc.                Globe Wireless,
Partners, Inc.                                                 (technology holding                       LLC (maritime
667 Madison Avenue                                             company) since June                       communications
New York, New York                                             2004; Chief Executive                     company);
10021                                                          Officer of Epoch                          Director of
Date of Birth:  9/24/41                                        Investment Partners, Inc.                 InfraRed X
                                                               since April 2004; Co-                     (medical device
                                                               Managing Partner of                       company);
                                                               Steinberg Priest & Sloane                 Director of J Net
                                                               Capital Management                        Enterprises, Inc.
                                                               from 2001 to March
                                                               2004; Chairman and
                                                               Managing Director of
                                                               CSAM from 2000 to
                                                               February 2001, Chief
                                                               Executive Officer and
                                                               Managing Director of
                                                               CSAM from 1990 to
                                                               2000
---------------------------------------------------------------------------------------------------------------------------

------------------------------------

(2)  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

------------------------------------------------------------------------------
                                        Term of
                                        Office(1)
                          Position(s)   and Length
Name, Address and Date    Held with     of Time     Principal Occupation(s)
of Birth                  Fund          Served      During Past Five Years
------------------------------------------------------------------------------
Michael A. Pignataro      Treasurer     Since 1999  Director and Director of
Credit Suisse Asset       and Chief                 Fund Administration of
Management, LLC           Financial                 CSAM; Associated with
466 Lexington Avenue      Officer                   CSAM since 1984;
New York, New York                                  Officer of other Credit
10017-3140                                          Suisse Funds
Date of Birth:  11/15/59
------------------------------------------------------------------------------
Emidio Morizio            Chief         Since 2004  Director and Global Head
Credit Suisse Asset       Compliance                of Compliance of CSAM;
Management, LLC           Officer                   Associated with CSAM
466 Lexington Avenue                                since July 2000; Vice
New York, New York                                  President and Director of
10017-3140                                          Compliance of
Date of Birth: 09/21/66                             Forstmann-Leff
                                                    Associates from 1998 to
                                                    June 2000; Officer of
                                                    other Credit Suisse Funds
------------------------------------------------------------------------------
Ajay Mehra                Chief Legal   Since 2004  Director and Deputy
Credit Suisse Asset       Officer                   General Counsel of
Management, LLC                                     CSAM since September
466 Lexington Avenue                                2004; Senior Associate of
New York, New York                                  Shearman & Sterling LLP
10017-3140                                          from September 2000 to
Date of Birth: 08/14/70                             September 2004; Senior
                                                    Counsel of the SEC
                                                    Division of Investment
                                                    Management from June
                                                    1997 to September 2000;
                                                    Officer of other Credit
                                                    Suisse Funds
------------------------------------------------------------------------------
J. Kevin Gao              Vice          Since 2004  Vice President and Legal
Credit Suisse Asset       President                 Counsel of CSAM since
Management, LLCs          and                       July 2003; Associated
466 Lexington Avenue      Secretary                 with the law firm of
New York, New York                                  Willkie Farr & Gallagher
10017-3140                                          LLP from 1998 to 2003;
Date of Birth:  10/13/67                            Officer of other Credit
                                                    Suisse Funds
------------------------------------------------------------------------------
Robert M. Rizza           Assistant     Since 2002  Assistant Vice President
Credit Suisse Asset       Treasurer                 of CSAM (Associated
Management, LLC                                     with CSAM since 1998);
466 Lexington Avenue                                Officer of other Credit
New York, New York                                  Suisse Funds
10017-3140
Date of Birth:  12/9/65
------------------------------------------------------------------------------


--------------------------------------------------------------------------------


(3)  Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended December 31, 2002).

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX

As reported to the Fund(s), the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2004.

-----------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                                                    Equity Securities in all
                                                    Registered Investment
                        Dollar Range of Equity      Companies Overseen by
Name of Director        Securities in the Fund*(4)  Director in Family of
                                                    Investment Companies*,(3)
-----------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------
Richard H. Francis      Large Cap Value - A         E
                        International Focus - A
-----------------------------------------------------------------------------
Jeffrey E. Garten       Large Cap Value - A         A
                        International Focus - A
-----------------------------------------------------------------------------
Peter F. Krogh          Large Cap Value - A         A
                        International Focus - A
-----------------------------------------------------------------------------
James S. Pasman, Jr.    Large Cap Value - A         D
                        International Focus - C
-----------------------------------------------------------------------------
Steven N. Rappaport     Large Cap Value - A         D
                        International Focus - A
-----------------------------------------------------------------------------
INTERESTED DIRECTOR
-----------------------------------------------------------------------------
Michael E. Kenneally    Large Cap Value - A         A
                        International Focus - A
-----------------------------------------------------------------------------
William W. Priest, Jr.  Large Cap Value - A         A
                        International Focus - A
-----------------------------------------------------------------------------

-------------------
*  Key  to  Dollar  Ranges:
     A.  None
     B.  $1  -  $10,000
     C.  $10,000  -  $50,000
     D.  $50,000  -  $100,000
     E.  Over  $100,000

     Information Concerning Committees and Meetings of Directors
     -----------------------------------------------------------

          The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not


-------------------------

(4) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

"interested persons" of the Funds as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

          In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent auditor's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Audit Committee met four times during the Fund's fiscal year ended October 31, 2004.

          In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met four times during the fiscal year ended October 31, 2004.

          The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

          No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators or any of their affiliates, receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI, or any of their affiliates receives an annual fee of $750 per fund and $250 for each meeting of the Board attended by him for his services as Director and is reimbursed for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the chairman of the Audit Committee receives an annual fee of $325 for serving on the Audit Committee.

     Directors' Compensation
     -----------------------

(for the fiscal year ended October 31, 2004)


                                                                         Total Number of
                                                        All Investment   Funds for which
                                                           Companies     Director serves
                            Large Cap   International       In Fund        within Fund
Name of Director              Value         Focus           Complex          Complex
--------------------------  ----------  --------------  ---------------  ---------------
NON-INTERESTED DIRECTORS
Richard H. Francis          $   589     $       589     $     78,750               41
Jeffrey E. Garten           $   446     $       447     $     49,500               40
Peter F. Krogh              $   589     $       589     $     67,250               40
James S. Pasman, Jr.        $   589     $       589     $    105,750               42
Steven N. Rappaport         $   643     $       645     $     92,225               42
INTERESTED DIRECTORS
Michael E. Kenneally(1)        None            None             None               44
William W. Priest(2)        $   339     $       339     $     83,500               47
Joseph D. Gallagher(3)         None            None             None                0

------------------------


1. Mr. Kenneally received no compensation from any fund during the fiscal year ended October 31, 2004.

2. Mr. Priest is an "interested person" of the Portfolios because he provided consulting services to CSAM within the last two years (ended December 31, 2002). He receives compensation from each Portfolio and other investment companies advised by CSAM.

3. Mr. Gallagher received no compensation from any fund during the fiscal year ended August 31, 2004. Mr. Gallagher resigned from the Board effective
     August 11, 2004.

          As of December 31, 2004, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

     Investment Advisory Agreements
     ------------------------------

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Portfolios pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $1,078 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69 locations across more than 33 countries on five continents. CSFB is a business unit of the Zurich-based Credit Suisse. As of December 31, 2004, CSAM employed about 2000 people worldwide and had global assets under management of approximately $341.7 billion, with $27.4 billion under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          The Advisory Agreement between CSAM and the Fund has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

          The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of a Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

          The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Large Cap Value Portfolio and International Focus Portfolio, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.75% and 0.80% of such Portfolio's average daily net assets, respectively. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Portfolio.

          For the past three fiscal years ended October 31, the Funds paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Funds under the Advisory Agreements as follows:

OCTOBER 31, 2004
----------------

----------------------------------------------------------------------------
      Portfolio         Fees Paid (After Waivers)   Waivers   Reimbursements
      ---------         -------------------------   -------   --------------
----------------------------------------------------------------------------
Large Cap Value      $         51,004            $ 167,289  $        0

----------------------------------------------------------------------------
International Focus  $        709,707            $ 262,561  $        0

----------------------------------------------------------------------------


OCTOBER 31, 2003
-------------------

----------------------------------------------------------------------------
      Portfolio         Fees Paid (After Waivers)   Waivers   Reimbursements
      ---------         -------------------------   -------   --------------
----------------------------------------------------------------------------
Large Cap Value      $         62,562            $ 169,694  $        0

----------------------------------------------------------------------------
International Focus  $        382,754            $ 145,298  $        0

----------------------------------------------------------------------------


OCTOBER 31, 2002
----------------

----------------------------------------------------------------------------
      Portfolio         Fees Paid (After Waivers)   Waivers   Reimbursements
      ---------         -------------------------   -------   --------------
----------------------------------------------------------------------------
Large Cap Value      $         30,302            $ 161,840  $        0

----------------------------------------------------------------------------
International Focus  $        261,817            $ 251,908  $        0

----------------------------------------------------------------------------


          SUB-ADVISORY AGREEMENTS. The International Focus Portfolio has entered into Sub-Investment Advisory Agreements with CSAM, CSAM's United Kingdom affiliate ("CSAM U.K.") and CSAM's Australian affiliate ("CSAM Australia").
CSAM terminated it's Sub-investment Advisory Agreement with CSAM's Japanese affiliate ("CSAM Japan") on December 3, 2004. Each of CSAM U.K., CSAM Australia and CSAM Japan may be referred to as a "Sub-Adviser".

          Subject to the supervision of CSAM, each Sub-Adviser, in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the Portfolio in accordance with the Portfolio's Articles of Incorporation, as may be amended from time to time, the Prospectus and Statement of Additional Information, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board.
The Sub-Adviser bears its own expenses incurred in performing services under the Sub-Advisory Agreement.

          CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 19 years and as of December 31, 2004 managed approximately $65.9 billion in assets.

          CSAM Australia was registered as a company under the Laws of Victoria, Australia on September 15, 1989. CSAM Australia is licensed as a securities dealer and operator of managed investment schemes under the Australian Corporations Act of 2001 and is an investment adviser under the Advisers Act. The registered office of CSAM Australia is Level 32 Gateway, 1 Macquarie Place, Sydney NSW 2000, Australia. CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia has been in the funds management business for over 15 years and as of December 31, 2004 managed approximately $12.4 billion in assets.

          CSAM Japan is a corporation organized under the laws of Japan in 1993 and is licensed as an investment adviser under the Japanese Investment Advisory Law and as an investment trust manager under the Japanese Trust Law. CSAM Japan is also registered as an investment advisers under the Advisers Act. The principal executive office of CSAM Japan is Izumi Garden Tower Level 27 6-1, Roppongi 1-Chome, Minato-Ku, Tokyo 106-6024 Japan. CSAM Japan is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM Japan, together with its predecessor company, has been in the money management business for over 16 years and as of September 30, 2004 managed approximately $6.2 billion in assets.

          Under the Sub-Advisory Agreements with CSAM U.K. and CSAM Japan, CSAM (not the Portfolio) pays each of CSAM U.K. and CSAM Japan an annual fee of $250,000 for services rendered with respect to the Portfolio and all other Credit Suisse Funds for which that Sub-Adviser has been appointed to act as such. The portion of the fee allocated with respect to the Portfolio is equal to the product of (a) the total fee and (b) a fraction, (i) the numerator of which is the average monthly assets of the Portfolio during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly assets of the Portfolio and certain other Credit Suisse Funds for which the Sub-Adviser has been appointed to act as sub-adviser during such calendar quarter or portion thereof.

          Under the Sub-Advisory Agreement with CSAM Australia, CSAM (not the Portfolio) pays CSAM Australia an annual fee of $480,000 for services rendered with respect to the Portfolio and all other Credit Suisse Funds for which CSAM Australia has been appointed to act as Sub-Adviser. The portion of the fee allocated with respect to the Portfolio is calculated in the same manner as set forth above with respect to the Sub-Advisory Agreement with CSAM Australia. For the fiscal year ended October 31, 2004, the portion of the fee allocable to the Portfolio was $53,441.

          Each Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors/Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act. Each Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Portfolio or CSAM or to shareholders of the Portfolio to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. Each Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940
Act).

Board Approval of Advisory Agreements
-------------------------------------

          In approving each Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors:

          Investment Advisory Fee Rate
          ----------------------------

          The Board reviewed and considered the contractual advisory fee rates of 0.75% and 0.80% paid by the Large Cap Value Portfolio and International Focus Portfolio, respectively, (each a "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for each Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of 0.18% and 0.58% for the Large Cap Value Portfolio and International Focus Portfolio, respectively, (each, a "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

          Additionally, the Board received and considered information comparing each Portfolio's Contractual Advisory Fee and Net Advisory Fee and its overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

          Nature, Extent and Quality of the Services under the Advisory
          -------------------------------------------------------------
Agreement
---------

          The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Portfolio by senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

          Portfolio Performance
          ---------------------

          The Board received and considered the one-, three- and five-year performance of each Portfolio, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

          The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

          CSAM Profitability
          ------------------

          The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between each Portfolio on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

          Economies of Scale
          ------------------

          The Board considered whether economies of scale in the provision of services to each Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in each Portfolio's asset levels.

          Other Benefits to CSAM
          ----------------------

          The Board considered other benefits received by CSAM and its affiliates as a result of their relationship with each Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of each Portfolio, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of their relationship with each Portfolio (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

          The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities among the Portfolio and other advisory clients.

          Conclusions
          -----------

          In selecting CSAM and approving each Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

          Large Cap Value Portfolio

          - although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was lower than median of its Peer Group.

          - although the Portfolio's three and five-year performance lagged that of its Peer Group, which the Board discussed with CSAM, the Board noted that the Portfolio's performance had shown improvement and its one-year performance was better than the median of its Peer Group.

          International Focus Portfolio

          - the Contractual Advisory Fee and Net Advisory Fee were each lower than the median of its Peer Group and the fee was considered reasonable.

          - the Portfolio's three- and five-year performance were within a reasonable range around the median of its Peer Group. Nevertheless, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Portfolio are under review to adress underperformance.

          Both Portfolios

          - aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

          - in light of the costs of providing investment management and other services to the Portfolio and CSAM's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

          - CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

          - in light of the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

          In approving the Sub-Advisory Agreements with CSAM U.K. and CSAM Australia, the Board of the International Focus Portfolio considered various matters and materials provided by CSAM, CSAM U.K. and CSAM Australia. The Board considered, primarily, the benefits to the Portfolio of retaining CSAM's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. and CSAM Australia, respectively, would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Portfolio to obtain best price and execution on trades in international markets. The Board of the Portfolio also carefully considered the particular expertise of CSAM U.K. and CSAM Australia in managing the types of global investments which the Portfolio makes, including their personnel and research capabilities. The Board also evaluated the extent of the services to be offered by CSAM U.K. and CSAM Australia, respectively. In addition, the Board of the Portfolio took into account the lack of any anticipated adverse impact to the Portfolio as a result of the Sub-Advisory Agreements, particularly that the compensation paid to CSAM U.K. and CSAM Australia would be paid by CSAM, not the Portfolio, and, accordingly, that the retention of CSAM U.K. and CSAM Australia, respectively, would not increase the fees or expenses otherwise incurred by the Portfolio's shareholders. After requesting and reviewing such information as they deemed necessary, the Board of the Portfolio concluded that each Sub-Advisory Agreement was in the best interests of the Portfolio and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve each Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

     Administration Agreements
     -------------------------

          CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          CSAMSI became co-administrator to the Fund on November 1, 1999. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

          For the past three fiscal years ended October 31, the Funds paid CSAMSI co-administrative service fees, and CSAMSI waived such fees and/or reimbursed expenses under the CSAMSI Co-Administration Agreements as follows:

-----------------------------------------------
     Portfolio         2004     2003     2002
-----------------------------------------------
Large Cap Value      $ 29,106  $30,967  $25,619

-----------------------------------------------
International Focus  $121,533  $66,007  $64,216

-----------------------------------------------

          State Street became co-administrator to the Portfolios on August 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion subject to an annual minimum fee, exclusive of out-of-pocket expenses. For the fiscal year ended October 31, 2004, the Large Cap Value and International Focus Portfolios paid State Street fees under the State Street Co-Administration Agreement of $24,667 and $76,319, respectively. For the fiscal year ended October 31, 2003, the Large Cap Value and International Focus Portfolios paid State Street fees under the State Street Co-Administration Agreement of $21,994 and $42,623, respectively. For the period from August 1, 2002 through October 31, 2002, the Large Cap Value and International Focus Portfolios paid State Street fees under the State Street Co-Administration Agreement of $8,602 and $9,257, respectively.

          PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group served as a co-administrator to the Portfolios prior to August 1, 2002. PFPC received from the Portfolios a fee calculated at an annual rate of .075% of the Fund's first $500 million in average daily net assets, ..065% of the next $1 billion in average daily net assets and .055% of average daily net assets exceeding $1.5 billion, exclusive of out-of-pocket expenses.

          During the past three fiscal years ended October 31, PFPC earned the following amounts in co-administration fees.

--------------------------------------
   Portfolio     November 1,   Waiver
   ---------     2001 - July
                 31, 2002
--------------------------------------
Large Cap Value  $   12,990    $ 185

--------------------------------------
International    $   46,681    $   0
Focus

--------------------------------------

          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM (Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.


     Code of Ethics
     --------------

          The Fund, CSAM and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolios. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

     Custodian and Transfer Agent
     ----------------------------

          State Street Bank ("State Street") serves as custodian of each Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities held by it and (v) makes periodic reports to the Board concerning the Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of the Portfolios. For this service to the Portfolios under the Custodian Agreements, State Street receives a fee which is calculated based upon each Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolios. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of the Portfolios pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios, (ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 66 Brooks Drive, Braintree, MA 02184.

     Proxy Voting Policies and Procedures.
     -------------------------------------

          The Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this SAI. The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The Fund's Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 800-222-8977 or through CSAM's website, www.csam.com/us and (2) on the SEC's website at http://www.sec.gov.

     Disclosure of Portfolio Holdings.
     ---------------------------------

          The Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Fund's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. The Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about the Fund's portfolio holdings.

          The Fund's policies and procedures provide that information regarding the Fund's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Fund shareholders.
In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

          The Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

          Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Fund's costs in disseminating data regarding such information.
All Portfolio-Related Information will be based on information provided by State Street, as the Fund's co-administrator/accounting agent.

          Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, CSAM and CSAMSI. The Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

          The Fund provides a full list of its holdings as of the end of each calendar month on its website, www.csam.com/us, approximately 10 business days
                               ---------------
after the end of each month.   The list of holdings as of the end of each
calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

          The Fund and CSAM have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of February 1, 2005, of those parties with which CSAM, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

--------------------------------------------------------------------------
        Recipient                 Frequency     Delay before dissemination

--------------------------------------------------------------------------
State Street (custodian,          Daily         None
accounting agent, co-
administrator and securities
lending agent)

--------------------------------------------------------------------------
Institutional Shareholder         As necessary  None
Services (proxy voting service
and filing of class action
claims)

--------------------------------------------------------------------------
Interactive Data Corp. (pricing   Daily         None
service)

--------------------------------------------------------------------------
Boston Financial Data             As necessary  None
Services, Inc. ("BFDS")
(transfer agent)

--------------------------------------------------------------------------

          In addition, Portfolio-Related Information may be provided as part of the Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm ("PwC"); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Directors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.

          On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by CSAM; and consultants for investors that invest in funds advised by CSAM, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

------------------------------------------------------------------
Recipient                 Frequency  Delay before dissemination
------------------------------------------------------------------
Lipper                    Monthly    5th business day of following
                                     month
------------------------------------------------------------------
S&P                       Monthly    2nd business day of following
                                     month
------------------------------------------------------------------
Thomson Financial/Vestek  Quarterly  5th business day of following month
------------------------------------------------------------------
Fidelity Investments -
trategic Advisers, Inc.
------------------------------------------------------------------
Fidelity Investments
Institutional Operations
Company, Inc.
------------------------------------------------------------------


          The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

          The ability of the Fund, the Adviser and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

     Distribution and Shareholder Servicing
     --------------------------------------

          CSAMSI serves as the distributor of the Portfolios. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          Each Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the

Service Organization could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from the Portfolios. Service Organizations may also be reimbursed for marketing costs.

     Organization of the Fund
     ------------------------

          The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue sixteen billion full and fractional shares of capital stock, par value $.001 per share. Shares of six series have been classified, two of which constitute the interests in the Portfolios.

          Each Portfolio is a diversified, open-end management investment company. Effective December 12, 2001, the "Credit Suisse Institutional Fund - Value Portfolio" and "Credit Suisse Institutional Fund - International Equity Portfolio" changed their names to the "Credit Suisse Institutional Fund Large Cap Value Portfolio" and "Credit Suisse Institutional Fund International Focus
Portfolio"    respectively.

          All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of each Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

          A Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Fund.

                               EXCHANGE PRIVILEGE

          Shareholders of a Portfolio may exchange all or part of their shares for shares of another Portfolio or other portfolios of the Fund organized by CSAM in the future on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a Portfolio with a different investment objective when they believe that a shift between Portfolios is an appropriate investment decision.

          If an exchange request is received by Credit Suisse Funds or its agent prior to the close of regular trading on the NYSE, the exchange will be made at each Portfolio's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. A Portfolio may refuse exchange purchases at any time without notice.

          The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption (see "Additional Information Concerning Taxes" below). Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.

          Each Portfolio reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolios reserve the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Portfolios
--------------

          Each Portfolio intends to continue to qualify as a regulated investment company each taxable year under the Code. To so qualify, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

          As a regulated investment company, a Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). Each Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          Each Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

          The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

          If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible
(i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special Tax Considerations
--------------------------

          The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolios.

          A Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the

Distribution Requirement or to avoid the federal excise tax. Each Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

          Zero Coupon Securities. A Portfolio's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal income tax laws, a Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

          Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by a Portfolio that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when a Portfolio holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause a Portfolio to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

          Straddles. The options transactions that a Portfolio enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that a Portfolio must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, a Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to a Portfolio of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolios are uncertain which (if any) of these elections they will make.

          Options and Section 1256 Contracts. If a Portfolio writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the Portfolio will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Portfolio in determining the capital gain or loss recognized in the resultant sale. However, a Portfolio's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of a Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Portfolio continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that a Portfolio must make to avoid the federal excise tax.

          A Portfolio may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not section 1256 contracts.

          Swaps. As a result of entering into swap contracts, the International Focus Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to the swap for more than one year).

          Foreign Currency Transactions. In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Portfolio qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

          Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Portfolio may elect capital gain or loss treatment for such transactions. Alternatively, a Portfolio may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of a

Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, a Portfolio will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          Passive Foreign Investment Companies. If a Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Portfolio may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Portfolio. Additional charges in the nature of interest may also be imposed on the Portfolio in respect of such deferred taxes. If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

          Alternatively, a Portfolio may make a mark-to-market election that will result in the Portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, a Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Portfolio may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

          Each Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

          Foreign Taxes. Dividends and interest (and in some cases, capital gains) received by a Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Large Cap Value Portfolio will not be eligible to elect to treat any foreign taxes they pay as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. The International Focus Portfolio, however, may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Portfolio qualifies as a regulated investment company,
(ii) certain distribution requirements are satisfied, and (iii) more than 50% of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations. The International Focus Portfolio may qualify for and make this election in some, but not necessarily all, of its taxable years. If the International Focus Portfolio were to make such an election, shareholders of the Portfolio would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the International Focus Portfolio will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Taxation of U.S. Shareholders
-----------------------------

          Dividends and Distributions. Dividends and other distributions by a Portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

          Distributions of net-long-term capital gains, if any, that a Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. All other dividends of a Portfolio (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

          Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Portfolio to an individual in a particular taxable year if 95% or more of the Portfolio's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Portfolio; or (ii) the portion of the regular dividends paid by a Portfolio to an individual in a particular taxable year that is attributable to qualified dividend income received by the Portfolio in that taxable year if such qualified dividend income accounts for less than 95% of the Portfolio's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by a Portfolio from U.S. corporations and qualified foreign corporations, provided that the Portfolio satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by a Portfolio from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Portfolio dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

          We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

          If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

          Dividends and distributions paid by a Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of that Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

          Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

          Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

          Backup Withholding. A Portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

          Notices. Shareholders will receive, if appropriate, various written notices after the close of a Portfolio's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

          Other Taxation. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

          Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders
---------------------------------

          Dividends paid by a Portfolio to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

          In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Portfolio.

          Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of a Portfolio's "qualified net interest income" (generally, the Portfolio's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Portfolio is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Portfolio's "qualified short-term capital gains" (generally, the excess of the Portfolio's net short-term capital gain over the Portfolio's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

          Special rules apply to foreign persons who receive distributions from a Portfolio that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50 percent of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

          However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established US securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIOS AND THEIR SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

          PricewaterhouseCoopers LLP ("PwC"), with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, MD, 21201-2304, serves as the independent registered public accounting firm for the Portfolios. The financial statements for the fiscal year ended October 31, 2004 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, whose report thereon appears elsewhere herein and have been incorporated by reference herein in reliance upon the report of the independent registered public accounting firm given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

          As of February 14, 2005, the names, addresses and percentage ownership of each person that owned 5% or more of the outstanding shares of a Portfolio are as follows:

===================================================================================
Portfolio        Name and Address                                 Percentage Owned
-----------------------------------------------------------------------------------
Large Cap Value  Fidelity Investment Institutional                      98.68%
                 Operations CNT as Agent for Certain
                 Employee Benefit Plans*
                 100 Magellan Way
                 Covington, KY 41015-1999
-----------------------------------------------------------------------------------
International    General Employees Retirement System for the            47.00%
Focus            City of Fort Lauderdale General Retirement Plan
                 UAD 1/1/73, Board of Trustees
                 Attention: R. Deen
                 Towermarc Plaza
                 10161 Centurion Parkway
                 Jacksonville, Florida 32256-05
-----------------------------------------------------------------------------------
International    Robert J. Kleberg, Jr. and Helen C. Kleberg            21.17%
Focus            Foundation
                 700 North Saint Mary's Street 1200
                 San Antonio, TX 78205
===================================================================================


                                       63

===================================================================================
Portfolio        Name and Address                                 Percentage Owned
-----------------------------------------------------------------------------------
International    Sema & Company                                         10.79%
Focus            12 East 49th Street, 41st Floor
                 New York, NY 10017-1028
-----------------------------------------------------------------------------------
International    Fidelity Investment Institutional                       8.21%
Focus            Operations CNT as Agent for Certain
                 Employee Benefit Plans*
                 100 Magellan Way
                 Covington, KY 41015-1999
===================================================================================


     * Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.


                              FINANCIAL STATEMENTS

          The Portfolios' audited annual report dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolios. The Portfolios will furnish without charge a copy of the annual and semi-annual reports upon request by calling Credit Suisse Funds at 800-222-8977.

                                   APPENDIX A

                              PROXY VOTING POLICY

                      CREDIT SUISSE ASSET MANAGEMENT, LLC

                              CREDIT SUISSE FUNDS

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                              CSAM CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES



          INTRODUCTION

          Credit Suisse Asset Management, LLC ("CSAM") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.
The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

          The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

          POLICY

          The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

          PROXY VOTING COMMITTEE

               The Proxy Voting Committee will consist of a member of the Portfo lio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

               For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

          CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

          CONFLICTS

          CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

          CONSENT

          In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

          RECORDKEEPING

          CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting.

     These records include the following:

-    a copy of the Policy;

-    a copy of each proxy statement received on behalf of CSAM clients;

-    a record of each vote cast on behalf of CSAM clients;

- a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

- a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

     CSAM reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

          DISCLOSURE

               CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

               ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

          PROCEDURES

               The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

          OPERATIONAL ITEMS

Adjourn Meeting

     Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements

     Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws

     Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting

     Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

     Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

          BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

     Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting

     Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection

     Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Filling Vacancies/Removal of Directors

     Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause.

     Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

     Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or
     (4) established governance guidelines.

     Majority of Independent Directors

     Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits

     Generally vote against shareholder proposals to limit the tenure of outside directors.

          PROXY CONTESTS
          --------------

Voting on Director Nominees in Contested Elections

     Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent

     Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting

     Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

Cumulative Voting

     Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

          ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES
          -----------------------------------------------

Advance Notice Requirements for Shareholder Proposals/Nominations

     Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent

     Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

     Poison Pills (Shareholder Rights Plans)

     Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1)

     20% or higher flip-in or flip-over; (2) two to three year sunset provision;
     (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders' Ability to Act by Written Consent

     Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders' Ability to Call Special Meetings

     Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements

     Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

          MERGER AND CORPORATE RESTRUCTURING
          ----------------------------------

Appraisal Rights

     Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

     Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

Asset Sales

     Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

Conversion of Securities

     Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

     Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account:
     (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures

     Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure;
     (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk;
     (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

     Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements

     Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization

     Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion;
     (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

     Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

     Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization Proposals

     Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

          CAPITAL STRUCTURE
          -----------------

Adjustments to Par Value of Common Stock

     Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

Common Stock Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock

     Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

     Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights

     Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred Stock

     Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

     Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion;
     (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

     Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs

     Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

     Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock

     Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

          EXECUTIVE AND DIRECTOR COMPENSATION
          -----------------------------------

Executive and Director Compensation

     Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

     Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans

     Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

     Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following:
     (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value;
     (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals

     Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

     Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

     Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

     Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals

     Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing

     Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes

     Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

     May 19, 2004

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

          Commercial paper rated A-1 by the Standard and Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

          The following summarizes the ratings used by S&P for corporate bonds:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the ratings used by Moody's for corporate bonds:

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                      STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2005

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                     INVESTMENT GRADE FIXED INCOME PORTFOLIO


This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Investment Grade Fixed Income Portfolio (the "Portfolio") that supplements information contained in the Prospectus for the Portfolio dated February 28, 2005.

The Fund's audited Annual Report, dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.

This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolio should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report relating to the Portfolio and information regarding the Portfolio's current performance may be obtained by writing or telephoning:

                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                             Boston, MA  02205-5030
                                 1-800-222-8977

                                            CONTENTS
                                            --------

                                                                                          Page

INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

General Investment Strategies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
Options, Futures and Currency Exchange Transactions . . . . . . . . . . . . . . . . . . . . .1

Securities Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
Securities Index Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
OTC Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Currency Exchange Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Forward Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Currency Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
Currency Hedging. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6

Futures Activities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Options on Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Hedging Generally . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
Asset Coverage for Forward Contracts, Options, Futures and Options on Futures . . . . . . . 10

Foreign Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

Foreign Currency Exchange. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Political Instability. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Foreign Markets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Increased Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Foreign Debt Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Dollar-Denominated Debt Securities of Foreign Issuers. . . . . . . . . . . . . . . . . . . .12
Brady Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Depository Receipts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Emerging Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13

U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Municipal Obligations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Alternative Minimum Tax Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .15
Money Market Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16


                                      - i -

Money Market Mutual Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

Debt Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17

Below Investment Grade Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17
Structured Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .18
Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .18
Asset-Backed Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
Structured Notes, Bonds or Debentures. . . . . . . . . . . . . . . . . . . . . . . . . . . .20
Loan Participations and Assignments. . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

Interest Rate, Index, Mortgage and Currency Swaps; Interest Rate Caps, Floors and Collars . 21
Temporary Defensive Strategies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22
Securities of Other Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . .22
Lending of Portfolio Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22
Variable Rate and Master Demand Notes. . . . . . . . . . . . . . . . . . . . . . . . . . . .23
When-Issued Securities and Delayed-Delivery Transactions . . . . . . . . . . . . . . . . . .24

To-Be-Announced Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . .24

Stand-By Commitment Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
 Short Sales Against the Box . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26

Convertible Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .27
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .27
Non-Publicly Traded and Illiquid Securities. . . . . . . . . . . . . . . . . . . . . . . . .27

Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .28

"Special Situation Companies". . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
Borrowing. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
Reverse Repurchase Agreements and Dollar Rolls . . . . . . . . . . . . . . . . . . . . . . .29
Zero Coupon Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30
Government Zero Coupon Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30
REITs. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30


                                      - ii -

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31

PORTFOLIO VALUATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .33

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .35

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .37

MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .38

Officers and Board of Directors. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .38
Committees and Meetings of Directors . . . . . . . . . . . . . . . . . . . . . . . . . . . .43
Directors' Compensation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
Investment Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
Board Approval of Advisory Agreement. . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
Administration Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .49
Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .50
Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 50
Distribution and Shareholder Servicing. . . . . . . . . . . . . . . . . . . . . . . . . . . 51
Proxy Voting Policies and Procedures. . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
Portfolio Holdings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
Organization of the Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 53

EXCHANGE PRIVILEGE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .53

ADDITIONAL INFORMATION CONCERNING TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . .54

The Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .54
Special Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .56
Taxation of U.S. Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .59

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL. . . . . . . . . . . . . . . . . .63

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .63

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .63


APPENDIX A -- PROXY VOTING POLICY AND PROCEDURES. . . . . . . . . . . . . . . . . . . . . .A-1

APPENDIX B -- DESCRIPTION OF RATINGS. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-1

                        INVESTMENT OBJECTIVE AND POLICIES

          The following information supplements the descriptions of the Portfolio's investment objective and policies in the Prospectus. There is no assurance that the Portfolio will achieve its investment objective.

          The investment objective of the Portfolio is total return.

          Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes will be invested in investment grade fixed income securities. This percentage requirement will not be applicable during periods when the Portfolio pursues a temporary defensive strategy, as discussed below. The Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the Fund to become effective upon 60 days' notice to shareholders.

General Investment Strategies
-----------------------------

          Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

          The Portfolio does not represent that these techniques are available now or will be available at any time in the future.

Options, Futures and Currency Exchange Transactions
---------------------------------------------------

          The Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. The Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 20% of the Portfolio's total assets may be at risk in connection with investing in options on securities, futures contracts, securities indices and, if applicable, currencies. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

          Securities Options.  The Portfolio may write covered put and call
          ------------------
options on stock and debt securities and the Portfolio may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). The Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

          In the case of options written by the Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which the Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund, the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.

          Securities Index Options.  The Portfolio may purchase and the
          ------------------------
Portfolio may write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC Options.  The Portfolio may purchase OTC or dealer options or sell
          -----------
covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          Currency Exchange Transactions.  The value in U.S. dollars of the
          ------------------------------
assets of the Portfolio that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

          Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers.

Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

          Currency Options. The Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          Currency Hedging. The Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

          Futures Activities.  The Portfolio may enter into foreign currency,
          ------------------
interest rate and securities index futures contracts and purchase and write
(sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

          These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" will not exceed 5% of the Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Portfolio's policies. The Portfolio is operated by a person who has claimed an exemption from the definition of the term "commodity pool operators" under the Commodities Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by the Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

          Options on Futures Contracts. The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

          Hedging Generally. In addition to entering into options and futures transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolio may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.

          In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

          The Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolio of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

          To the extent that the Portfolio engages in the strategies described above, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Portfolio may be unable to close out a position without incurring substantial losses, if at all. The Portfolio is also subject to the risk of a default by a counterparty to an off-exchange transaction.

          Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. The Portfolio will comply with guidelines established by the Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolio on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          For example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

          Foreign Investments.  The Portfolio may invest without limit in U.S.
          --------------------
dollar-denominated securities, and up to 10% of its total assets in non-dollar-denominated securities, of issuers located outside the United States. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          Foreign Currency Exchange. Since the Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

          Information. Many of the foreign securities held by the Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

          Increased Expenses. The operating expenses of the Portfolio can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio associated with foreign investing, such as custodial costs, valuation costs and communication costs, though similar to such expenses of other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.

          Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign debt securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

          Dollar-Denominated Debt Securities of Foreign Issuers. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          Brady Bonds. The Portfolio may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

          Depository Receipts. Assets of the Portfolio may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of the Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          Emerging Markets. The Portfolio may invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

U.S. Government Securities
--------------------------

          The obligations issued or guaranteed by the U.S. government in which the Portfolio may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities in which the Portfolio may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

Municipal Obligations
---------------------

          Under normal circumstances, the Portfolio may invest in "Municipal Obligations." Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular Federal income tax.

          Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from regular federal income tax.

          The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and the Standard & Poor's Division of the McGraw-Hill Companies ("S&P") represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. CSAM will consider such an event in determining whether the Portfolio should continue to hold the obligation. See Appendix B for further information concerning the ratings of Moody's and S&P and their significance.

          Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

          The yields on Municipal Obligations are dependent upon a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal bond market, size of a particular offering, maturity of the obligation offered and rating of the issue.

          Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Alternative Minimum Tax Bonds
-----------------------------

          The Portfolio may invest without limit in "Alternative Minimum Tax Bonds," which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate

"alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Portfolio may be lower than those from other Municipal Obligations acquired by the Portfolio due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds. At present, the Portfolio does not intend to purchase Alternative Minimum Tax Bonds.

Money Market Obligations
------------------------

          The Portfolio is authorized to invest, under normal market conditions, in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          Repurchase Agreements
          ---------------------

          The Portfolio may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

          Money Market Mutual Funds.  Where CSAM believes that it would be
          -------------------------
beneficial to the Portfolio and appropriate considering the factors of return and liquidity, the Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's management fees and other expenses with respect to assets so invested.

Debt Securities
---------------

          The interest income to be derived from debt securities may be considered as one factor in selecting such securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Portfolio, it may cease to be rated. Such event will not require the sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have difference market prices.

          Investment grade bonds are rated within one of the four highest rating categories by Moody's or S&P or, if unrated, as determined by CSAM to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

          Below Investment Grade Securities.  The Portfolio may invest in
          ---------------------------------
fixed-income securities rated below investment grade at the time of purchase.

          Below investment grade fixed-income securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities

(commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

          An economic recession could disrupt severely the market for such lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

          To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

          The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

          Structured Securities.  The Portfolio may purchase any type of
          ---------------------
publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

          Mortgage-Backed Securities.  The Portfolio may invest in
          --------------------------
mortgage-backed securities sponsored by U.S. and foreign issuers, as well as non-governmental users. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

          Asset-Backed Securities.  The Portfolio may invest in asset-backed
          -----------------------
securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

          Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

          Structured Notes, Bonds or Debentures.  Typically, the value of the
          -------------------------------------
principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

          Loan Participations and Assignments.  The Portfolio may invest in
          -----------------------------------
fixed and floating rate loans ("Loans") arranged through private negotiations between a borrower (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by CSAM to be creditworthy.

          When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.

Interest Rate, Index, Mortgage and Currency Swaps; Interest Rate Caps, Floors
-----------------------------------------------------------------------------
and Collars
-----------

          The Portfolio may enter into interest rate, index and mortgage swaps and interest rate caps, floors and collars for hedging purposes or to seek to increase total return and currency swaps for hedging purposes. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

          The Portfolio will enter into interest rate, index and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
To the extent that the net amount payable by the Portfolio under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by the Portfolio under a currency swap or an interest rate cap, floor or collar are held in a segregated account consisting of cash or liquid securities, the Portfolio and CSAM believe that swaps do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to the Portfolio's borrowing restriction.

          The Portfolio will not enter into interest rate, index, mortgage or currency swaps, or interest rate cap, floor or collar transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by CSAM.

Temporary Defensive Strategies
------------------------------

          When CSAM believes that a defensive posture is warranted, the Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

Securities of Other Investment Companies
----------------------------------------

          The Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio would bear directly in connection with its own operations.

Lending of Portfolio Securities
-------------------------------

          The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board").
These loans, if and when made, may not exceed 33

1/3% of the Portfolio's net assets (including the loan collateral) taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

          By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Portfolio, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM or its affiliates. These conditions include percentage limitations on the amount of the Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

Variable Rate and Master Demand Notes
-------------------------------------

          Variable rate demand notes ("VRDNs") are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

          Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury Bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default.

When-Issued Securities and Delayed-Delivery Transactions
--------------------------------------------------------

          The Portfolio may purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Portfolio will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When the Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          To-Be-Announced Mortgage-Backed Securities
          ------------------------------------------

          As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.
However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio. For a further description of mortgage-backed securities, see "Structured Securities - Mortgage-Backed Securities" above.

Stand-By Commitment Agreements.
-------------------------------

          The Portfolio may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specified securities at a specified price. The Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.

          The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

          The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

          The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio's portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          The Portfolio would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of the Portfolio's portfolio.

          The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax exempt to the Portfolio.

          Short Sales Against the Box.  The Portfolio may enter into short sales
          ---------------------------
"against the box." Not more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. In a short sale, the investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Portfolio does not intend to engage in short sales against the box for investment purposes. The Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          If the Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied (see "Additional Information Concerning Taxes" below). Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolio may effect short sales.

Convertible Securities
----------------------

          Convertible securities in which the Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants
--------

          The Portfolio may invest up to 10% of its net assets in warrants. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolio may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities
-------------------------------------------

          The Portfolio may invest up to 15% of its net assets in illiquid securities, including certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Rule 144A Securities.  Rule 144A under the Securities Act adopted by
          --------------------
the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board. In reaching liquidity decisions, the Board or its delegate may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule

144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

"Special Situation Companies"
-----------------------------

          "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

Borrowing
---------

          The Portfolio may borrow up to 33-1/3% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Reverse Repurchase Agreements and Dollar Rolls
----------------------------------------------

          The Portfolio may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

          The Portfolio also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities.

The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has agreed to purchase. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

Zero Coupon Securities
----------------------

          The Portfolio may invest without limit in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representation interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Portfolio must pay each year and, in order to generate cash necessary to pay such dividends, the Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, in the recent past, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government Zero Coupon Securities
---------------------------------

          The Portfolio may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and
(iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities"). The market value of Government zero coupon securities that are considered Government Securities is used for purposes of determining whether at least 80% of the Portfolio's total assets is invested in investment grade fixed income securities.

REITs
-----

          The Portfolio may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, the

Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS

          Certain investment limitations may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of
(i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

          The following investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 16 may be changed by a vote of the Board at any time.

          The Portfolio may not:

          1. Borrow money, except that the Portfolio may (a) borrow from banks and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Portfolio may not exceed 33 1/3% of the value of the Portfolio's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

          2.  Issue any senior securities, except as permitted under the 1940
Act.

          3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as (a) it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and (b) the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Purchase or sell commodities or commodity contracts, except that the Portfolio may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and may purchase and sell stock index and currency options, futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies on a forward commitment or delayed-delivery basis.

          6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction (i) the acquisition of bonds, debentures or other debt instruments or fixed-income securities or interests therein and investment in government obligations, Loan Participations and Assignments and other structured securities, short-term commercial paper, certificates of deposit and bankers' acceptances; and (ii) the purchase of restricted or illiquid securities shall not be deemed to be the making of a loan.

          7. Purchase any securities which would cause 25% or more of the value of a Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or in municipal bonds (including industrial development bonds) and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          8. Purchase the securities of any issuer if as a result (a) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer or (b) the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that these percentage limitations do not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these percentage limitations.

          In addition to the fundamental investment limitations specified above, the Portfolio may not:

          9. Make short sales of securities or maintain a short position, except that a Portfolio may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and make short sales "against the box."

          10. Make investments for the purpose of exercising control or management, but investments by the Portfolio in controlled investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

          11. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and sales of securities, and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts and transactions in currencies.

          12. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

          13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options, purchase of securities on a "when-issued," forward commitment or delayed-delivery basis, collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and hedging transactions in general and short sales "against the box."

          14. Invest more than 15% of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

          15. Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Portfolio's net assets.

          16. Make additional investments (including roll-overs) if the Portfolio's borrowings exceed 5% of its net assets.

          For purposes of Investment Limitation No. 13, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by the Portfolio in valuing its assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

          Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined in good faith by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to the Portfolio). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to the Portfolio). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to the Portfolio).

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Portfolio's net asset value is not calculated. As a result, calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying the Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

          CSAM will select specific portfolio investments and effect transactions for the Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will receive only brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") when paying such higher commissions. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with the Portfolio are not reduced by reason of its receiving any brokerage and research services.

          For the fiscal years ended October 31, 2003 and 2004, the Portfolio did not pay any brokerage commissions to brokers and dealers who provided research services or directed any transactions to brokers and dealers who provided such research. Research received from brokers or dealers is supplemental to CSAM's own research program.

          All orders for transactions in securities or options on behalf of the Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. The Portfolio may utilize CSAMSI or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold for the Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

          For the fiscal years ended October 31, 2003 and 2004, the Portfolio paid $0 and $2,022, respectively, in brokerage commissions.

          In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston Corporation ("CSFB") or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the Portfolio will not give preference to any institutions with whom the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          Transactions for the Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          The Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.

          As of October 31, 2004, the Portfolio held the following securities of its regular brokers or dealers:

------------------------------------------  ----------------------------
Name of Securities                          Aggregate Value of Holdings
------------------------------------------  ----------------------------
State Street Bank and Trust Company - Euro
Time Deposit, 1.00%, 11/1/04                    $         103,000

Merrill Lynch and Co., Inc.                     $          31,389
Goldman Sachs and Co.                           $          25,041
------------------------------------------  ----------------------------


                               PORTFOLIO TURNOVER

          The Portfolio does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Portfolio deems it desirable to sell or purchase securities. The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.

          It is not possible to predict the Portfolio's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. High portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income tax liability. For the fiscal years ended October 31, 2003 and 2004, the Portfolio's turnover rate was 629% and 459%, respectively. The increase in the Portfolio's portfolio turnover rate resulted from a number of factors, including an increase in the portion of the Portfolio's portfolio invested in TBAs and the Portfolio's concomitantly increased use of dollar rolls with respect to these securities.
In a dollar roll, the Portfolio sells TBAs for delivery in the current month and simultaneously contracts to repurchase similar but not identical securities on a specified future date, generally one month ahead. This monthly roll over resulted in a higher portfolio turnover rate.

                             MANAGEMENT OF THE FUNDS

Officers and Board of Directors
-------------------------------

          The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent.

          The names and birth dates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


                                   Information Concerning Directors And Officers
                                   ---------------------------------------------

-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
                                                                                         Number
                                                                                           of
                                               Term of                                 Portfolios
                                              Office(1)                                 in Fund
                                                 and                                    Complex         Other
                                 Position(s)  Length of                                 Overseen    Directorships
                                  Held with     Time       Principal Occupation(s)         by          Held by
Name, Address and Date of Birth     Fund       Served       During Past Five Years      Director      Director
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
INDEPENDENT DIRECTORS
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
Richard H. Francis               Director,    Since      Currently retired             41          None
c/o Credit Suisse Asset          Nominating   1999
Management, LLC                  and Audit
466 Lexington Avenue             Committee
New York, New York  10017-       Member
3140
Date of Birth:  4/23/32
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------



---------------
(1)  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.


                                       38

-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
                                                                                         Number
                                                                                           of
                                               Term of                                 Portfolios
                                              Office(1)                                 in Fund
                                                 and                                    Complex         Other
                                 Position(s)  Length of                                 Overseen    Directorships
                                  Held with     Time       Principal Occupation(s)         by          Held by
Name, Address and Date of Birth     Fund       Served       During Past Five Years      Director      Director
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------

-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
Jeffrey E. Garten                Director,    Since      Dean of Yale School of        40          Director of
Box 208200                       Nominating   Fund       Management and                            Aetna, Inc.
New Haven, Connecticut  06520-   and Audit    inception  William S. Beinecke                       (insurance
8200                             Committee               Professor in the Practice                 company);
Date of Birth:  10/29/46         Member                  of International Trade                    Director of
                                                         and Finance from                          Calpine
                                                         November 1995 to                          Corporation
                                                         present                                   (energy
                                                                                                   provider);
                                                                                                   Director of
                                                                                                   CarMax
                                                                                                   Group (used
                                                                                                   car dealers)
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
Peter F. Krogh                   Director,    Since      Dean Emeritus and             40          Director of
301 ICC                          Nominating   2001       Distinguished Professor                   Carlisle
Georgetown University            Committee               of International Affairs at               Companies
Washington, DC 20057             Member                  the Edmund A. Walsh                       Incorporated
Date of Birth:  2/11/37          and Audit               School of Foreign                         (diversified
                                 Committee               Service, Georgetown                       manufacturing
                                 Chairman                University from June                      company);
                                                         1995 to present
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
James S. Pasman, Jr.             Director,    Since      Currently retired             42          Director of
c/o Credit Suisse Asset          Nominating   1999                                                 Education
Management, LLC                  and Audit                                                         Management
466 Lexington Avenue             Committee                                                         Corp.
New York, New York  10017-       Member
3140
Date of Birth:  12/20/30
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
Steven N. Rappaport              Director,    Since      Partner of Lehigh Court,      42          Director of
Lehigh Court, LLC                Nominating   1999       LLC and RZ Capital                        Presstek, Inc.
40 East 52nd Street,             Committee               (private investment                       (digital
New York, New York 10022         Chairman                firms) from July 2002 to                  imaging
Date of Birth:  7/10/48          and Audit               present; Transition                       technologies
                                 Committee               Adviser to SunGard                        company);
                                 Member                  Securities Finance, Inc.                  Director of
                                                         from February 2002 to                     Wood
                                                         July 2002; President of                   Resources ,
                                                         SunGard Securities                        LLC (plywood
                                                         Finance, Inc., from 2001                  manufacturing
                                                         to February 2002;                         company)
                                                         President of Loanet, Inc.
                                                         (on-line accounting
                                                         service) from 1997 to
                                                         2001
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------


                                       39

-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
                                                                                         Number
                                                                                           of
                                               Term of                                 Portfolios
                                              Office(1)                                 in Fund
                                                 and                                    Complex         Other
                                 Position(s)  Length of                                 Overseen    Directorships
                                  Held with     Time       Principal Occupation(s)         by          Held by
Name, Address and Date of Birth     Fund       Served       During Past Five Years      Director      Director
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------

-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
INTERESTED DIRECTOR
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
Michael E. Kenneally(2)          Director,    Since      Chairman and Global           44          None
Credit Suisse Asset Management,  Chairman     2004       Chief Executive Officer
LLC                              and Chief               of CSAM since 2003;
466 Lexington Avenue             Executive               Chairman and Chief
New York, New York               Officer                 Investment Officer of
10017-3140                                               Banc of America Capital
Date of Birth:  3/30/54                                  Management from 1998
                                                         to March 2003.
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------
William W. Priest, Jr.(3)        Director     Since      Chief Executive Officer       47          Director of
Epoch Investment Partners, Inc.               1999       of J Net Enterprises, Inc.                Globe
667 Madison Avenue                                       (technology holding                       Wireless, LLC
New York, New York 10021                                 company) since June                       (maritime
                                                         2004; Chief Executive                     communicatio
Date of Birth:  9/24/41                                  Officer of Epoch                          ns company);
                                                         Investment Partners, Inc.                 Director of
                                                         since April 2004; Co-                     InfraRed X
                                                         Managing Partner of                       (medical
                                                         Steinberg Priest &                        device
                                                         Sloane Capital                            company);
                                                         Management from 2001                      Director of J
                                                         to March 2004;                            Net
                                                         Chairman and Managing                     Enterprises,
                                                         Director of CSAM from                     Inc.
                                                         2000 to February 2001,
                                                         Chief Executive Officer
                                                         and Managing Director
                                                         of CSAM from 1990 to
                                                         2000
-------------------------------  -----------  ---------  ----------------------------  ----------  ---------------

---------------
(2) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended December 31, 2002).

                                         Term of
                                         Office(1)
                                           and
                          Position(s)   Length of
Name, Address and Date     Held with       Time       Principal Occupation(s)
of Birth                      Fund        Served       During Past Five Years
------------------------  ------------  ----------  ----------------------------
OFFICERS
------------------------  ------------  ----------  ----------------------------
Michael A. Pignataro      Treasurer     Since       Director and Director of
Credit Suisse Asset       and Chief     1999        Fund Administration of
Management, LLC           Financial                 CSAM; Associated with
466 Lexington Avenue      Officer                   CSAM since 1984;
New York, New York                                  Officer of other Credit
10017-3140                                          Suisse Funds
Date of Birth:  11/15/59
------------------------  ------------  ----------  ----------------------------
Emidio Morizio            Chief         Since       Director and Global Head
Credit Suisse Asset       Compliance    2004        of Compliance of CSAM;
Management, LLC           Officer                   Associated with CSAM
466 Lexington Avenue                                since July 2000; Vice
New York, New York                                  President and Director of
10017-3140                                          Compliance of
Date of Birth: 09/21/66                             Forstmann-Leff
                                                    Associates from 1998 to
                                                    June 2000; Officer of
                                                    other Credit Suisse Funds
------------------------  ------------  ----------  ----------------------------
Ajay Mehra                Chief Legal   Since       Director and Deputy
Credit Suisse Asset       Officer       2004        General Counsel of
Management, LLC                                     CSAM since September
466 Lexington Avenue                                2004; Senior Associate of
New York, New York                                  Shearman & Sterling LLP
10017-3140                                          from September 2000 to
Date of Birth: 08/14/70                             September 2004; Senior
                                                    Counsel of the SEC
                                                    Division of Investment
                                                    Management from June
                                                    1997 to September 2000;
                                                    Officer of other Credit
                                                    Suisse Funds
------------------------  ------------  ----------  ----------------------------
J. Kevin Gao              Vice          Since       Vice President and Legal
Credit Suisse Asset       President     2004        Counsel of CSAM since
Management, LLC           and                       July 2003; Associated
466 Lexington Avenue      Secretary                 with the law firm of
New York, New York                                  Willkie Farr & Gallagher
10017-3140                                          LLP from 1998 to 2003;
Date of Birth:  10/13/67                            Officer of other Credit
                                                    Suisse Funds
------------------------  ------------  ----------  ----------------------------
Robert M. Rizza           Assistant     Since 2002  Assistant Vice President of
Credit Suisse Asset       Treasurer                 CSAM; Associated with
Management, LLC                                     CSAM since 1998; Officer
466 Lexington Avenue                                of other Credit Suisse
New York, NY 10017-                                 Funds
3140
Date of Birth:  12/9/65
------------------------  ------------  ----------  ----------------------------

                OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX

As  reported  to  the  Portfolio,  the  information in the following table reflects beneficial  ownership  by  the  Directors  of certain securities as of December 31,
2004.


                                                         Aggregate Dollar Range of
                                                          Equity Securities in all
                                                           Registered Investment
                                                           Companies Overseen by
                            Dollar Range of Equity         Director in Family of
Name of Director       Securities in the Portfolio*,(4)  Investment Companies*,(4)
---------------------  --------------------------------  --------------------------
---------------------  --------------------------------  --------------------------
INDEPENDENT DIRECTORS
---------------------  --------------------------------  --------------------------
Richard H. Francis                    A                              E
---------------------  --------------------------------  --------------------------
Jeffrey E. Garten                     A                              A
---------------------  --------------------------------  --------------------------
Peter F. Krogh                        A                              A
---------------------  --------------------------------  --------------------------
James S. Pasman, Jr.                  A                              D
---------------------  --------------------------------  --------------------------
Steven N. Rappaport                   A                              D
---------------------  --------------------------------  --------------------------
INTERESTED DIRECTOR
---------------------  --------------------------------  --------------------------
Michael E. Kenneally                  A                              A
---------------------  --------------------------------  --------------------------
William W. Priest                     A                              A
---------------------  --------------------------------  --------------------------

---------------
*  Key to Dollar Ranges:
     A.   None
     B.   $1 - $10,000
     C.   $10,000 - $50,000
     D.   $50,000 - $100,000
     E.   Over $100,000

---------------
(4) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

Committees and Meetings of Directors
------------------------------------

          The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors "), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

          In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent auditor's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Audit Committee met four times during the Fund's fiscal year ended October 31, 2004.

          In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met four times during the fiscal year ended October 31, 2004.

          The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

          No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI, or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the chairman of the Audit Committee receives an annual fee of $325 for serving on the Audit Committee.


Directors' Compensation
-----------------------

(for the fiscal year ended October 31, 2004)

                              Total                             Total Number
                          Compensation    All Investment     of Funds for Which
Name of                     from the        Companies      Director Serves Within
Director                    Portfolio    In Fund Complex        Fund Complex
------------------------  -------------  ----------------  ----------------------
NON-INTERESTED DIRECTORS
Richard H. Francis        $         589  $         78,750                      41

Jeffrey E. Garten         $         446  $         49,500                      40

Peter F. Krogh            $         589  $         67,250                      40

James S. Pasman, Jr.      $         589  $        105,750                      42

Steven N. Rappaport       $         643  $         92,225                      42

INTERESTED DIRECTORS

Michael E. Kenneally(1)            None              None                      44

William W. Priest(2)      $         339  $         83,500                      47

Joseph D. Gallagher(3)             None              None                       0


________________________
1    Mr. Kenneally received no compensation from any fund during the fiscal year ended October 31, 2004.

2 Mr. Priest is an "interested person" of the Portfolio because he provided consulting services to CSAM within the last two years (ended December 31, 2002). He receives compensation from the Portfolio and other investment companies advised by CSAM.


                                       44

3 Mr. Gallagher received no compensation from any fund during the fiscal year ended October 31, 2004. Mr. Gallagher resigned from the Board effective
     August 11, 2004.

          As of December 31, 2004, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

Investment Advisory Agreements
------------------------------

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Portfolio pursuant to a written investment advisory agreement (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $1,078 billion in assets under management.
CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69 locations across more than 33 countries on five
continents.   CSFB is a business unit of the Zurich-based Credit Suisse.  As of
December 31, 2004, CSAM employed about 2,000 people worldwide and had global assets under management of approximately $341.7 billion, with $27.4 billion under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          The Advisory Agreement between the Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing the Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

          The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

          The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Portfolio, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.30% of the Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Portfolio.

          For the fiscal years ended October 31, 2004 and 2003 the Portfolio paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Portfolio under the Advisory Agreement, as follows:

OCTOBER 31, 2004
----------------

          --------------------------  ---------  ---------------
          Fees Paid (After Waivers)   Waivers    Reimbursements
          --------------------------  ---------  ---------------
          0                          $ 34,375   $       121,056
          --------------------------  ---------  ---------------

OCTOBER 31, 2003
----------------

          --------------------------  ---------  ---------------
          Fees Paid (After Waivers)   Waivers    Reimbursements
          --------------------------  ---------  ---------------
          0                          $(34,051)  $       111,584
          --------------------------  ---------  ---------------

Board Approval of Advisory Agreement
------------------------------------

          In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors:

          Investment Advisory Fee Rate
          ----------------------------

          The Board reviewed and considered the contractual advisory fee rate of 0.30% paid by the Portfolio (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of 0.00% (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

          Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and its overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

          Nature, Extent and Quality of the Services under the Advisory
          -------------------------------------------------------------
Agreement
---------

          The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Portfolio by senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

          Portfolio Performance
          ---------------------

          The Board received and considered the one- and two-year performance of the Portfolio, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

          The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

          CSAM Profitability
          ------------------

          The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

          Economies of Scale
          ------------------

          The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

          Other Benefits to CSAM
          ----------------------

          The Board considered other benefits received by CSAM and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

          The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities among the Portfolio and other advisory clients.

          Conclusions
          -----------

          In selecting CSAM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

          - the fee was considerable reasonable since the Contractual Advisory Fee was lower than the median of its Peer Group and the Net Advisory Fee was the lowest of its Peer Group.

          - recognizing that the Portfolio's one- and two-year performance lagged that of its Peer Group, the Board discussed the matter with CSAM. CSAM advised the Board that it had implemented enhanced research and investment changes in order to address underperformance.

          - aside from performance (as described above) the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

          - in light of the costs of providing investment management and other services to the Portfolio and CSAM's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

          - CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

          - in light of the relatively small size of the Portfolio and the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement with respect to the Portfolio. The Independent Directors were advised by separate independent legal counsel throughout the process.

Administration Agreements
-------------------------

          CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to the Portfolio pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          CSAMSI is co-administrator to the Portfolio. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Portfolio pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10 % of the Portfolio's average daily net assets.

          For the fiscal years ended October 31, 2003 and 2004, the Portfolio paid CSAMSI co-administrative service fees in the amount of $11,458.

          State Street is co-administrator to the Portfolio. For the services provided by State Street under the State Street Co-Administration Agreement, the Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses. For the years ended October 31, 2003 and 2004, the Portfolio paid State Street fees under the State Street Co-Administration Agreement of $34,929.

          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

Code of Ethics
--------------

          The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolio. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent
----------------------------

          State Street serves as custodian of the Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities held by it and
(v) makes periodic reports to the Board concerning the Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of the Portfolio. For this service to the Portfolio under the Custodian Agreements, State Street receives a fee which is calculated based upon the Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of the Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolio, (ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolio. BFDS's principal business address is 66 Brooks Drive, Braintree, MA 02184.

Distribution and Shareholder Servicing
--------------------------------------

          CSAMSI serves as the distributor of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          The Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from the Portfolio. Service Organizations may also be reimbursed for marketing costs. The Portfolio may reimburse part of the Service Fee at rates it would normally pay to the transfer agent for providing the services.

Proxy Voting Policies and Procedures.
-------------------------------------

          The Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this SAI. The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The Fund's Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 800-222-8977 or through CSAM's website, www.csam.com/us and (2) on the SEC's website at http://www.sec.gov.
---------------                                 ------------------

Disclosure of Portfolio Holdings.
---------------------------------

          The Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Fund's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. The Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about the Fund's portfolio holdings.

          The Fund's policies and procedures provide that information regarding the Fund's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Fund shareholders.
In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

          The Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

          Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Fund's costs in disseminating data regarding such information.
All Portfolio-Related Information will be based on information provided by State Street, as the Fund's co-administrator/accounting agent.

          Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, CSAM and CSAMSI. The Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

          The Fund provides a full list of its holdings as of the end of each calendar month on its website, www.csam.com/us, approximately 10 business days
after the end of each month.   The list of holdings as of the end of each
calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

          The Fund and CSAM have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of February 1, 2005, of those parties with which CSAM, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

Recipient                          Frequency    Delay before dissemination
--------------------------------  ------------  --------------------------
State Street (custodian,          Daily         None
accounting agent, co-
administrator and securities
lending agent)
--------------------------------  ------------  --------------------------
Institutional Shareholder         As necessary  None
Services (proxy voting service
--------------------------------  ------------  --------------------------


                                       52

--------------------------------  ------------  --------------------------
and filing of class action
claims)
--------------------------------  ------------  --------------------------
Interactive Data Corp. (pricing   Daily         None
service)
--------------------------------  ------------  --------------------------
Boston Financial Data             As necessary  None
Services, Inc. ("BFDS")
(transfer agent)
--------------------------------  ------------  --------------------------

          In addition, Portfolio-Related Information may be provided as part of the Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm ("PwC"); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Directors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.

          On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by CSAM; and consultants for investors that invest in funds advised by CSAM, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

------------------------  ---------  -----------------------------
Recipient                 Frequency  Delay before dissemination
------------------------  ---------  -----------------------------
Lipper                    Monthly    5th business day of following
                                     month
------------------------  ---------  -----------------------------
S&P                       Monthly    2nd business day of following
                                     month
------------------------  ---------  -----------------------------
Thomson Financial/Vestek  Quarterly  5th business day of following month
------------------------  ---------  -----------------------------
Fidelity Investments -
Strategic Advisers, Inc.
------------------------  ---------  -----------------------------


                                       53

------------------------  ---------  -----------------------------
Fidelity Investments
Institutional Operations
Company, Inc.
------------------------  ---------  -----------------------------

          The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

          The ability of the Fund, the Adviser and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

Organization of the Fund
------------------------

          The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue thirteen billion full and fractional shares of capital stock, par value $.001 per share. Shares of six series have been classified. Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

          The Portfolio is a diversified, open-end management investment company.

          All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of the Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

          The Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Fund.

                               EXCHANGE PRIVILEGE

          Shareholders of the Portfolio may exchange all or part of their shares for shares of other Institutional Funds on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision.

          If an exchange request is received by Credit Suisse Institutional Fund or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the Portfolio's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. The Portfolio may refuse exchange purchases at any time without notice.

          The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for U.S. federal income tax purposes as a redemption (see "Additional Information Concerning Taxes" below). Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of the Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.

          The Portfolio reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

          In its efforts to curb market timing, the Fund may count all accounts under common ownership or control within the Credit Suisse Funds complex together for purposes of determining market timing with respect to any exchange involving the Portfolio. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for the purposes of this policy and may be rejected in whole or in part by the Fund. Purchase orders or exchange purchases accepted by your financial representative in violation of the excessive trading policy are not deemed accepted by the Fund and may be cancelled by the Fund on the next business day following receipt by your financial representative.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Portfolio
-------------

          The Portfolio intends to continue to qualify as a regulated investment company each taxable year under the Code. To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

          As a regulated investment company, the Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). The Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          The Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Portfolio currently expects to distribute any such excess annually to its shareholders. However, if the Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

          The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end.
In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

          If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special Tax Considerations
--------------------------

          The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolio.

          The Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

          Zero Coupon Securities. The Portfolio's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal income tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

          Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by the Portfolio that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Portfolio holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause the Portfolio to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

          Straddles. The options transactions that the Portfolio enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Portfolio must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolio of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolio is uncertain which (if any) of these elections it will make.

          Options and Section 1256 Contracts. If the Portfolio writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the Portfolio will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Portfolio in determining the capital gain or loss recognized in the resultant sale. However, the Portfolio's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Portfolio continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Portfolio must make to avoid the federal excise tax.

          The Portfolio may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not section 1256 contracts.

          Swaps. As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to the swap for more than one year).

          Foreign Currency Transactions. In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Portfolio qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

          Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, the Portfolio may elect capital gain or loss treatment for such transactions. Alternatively, the Portfolio may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, the Portfolio will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          Passive Foreign Investment Companies. If the Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Portfolio may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Portfolio. Additional charges in the nature of interest may also be imposed on the Portfolio in respect of such deferred taxes. If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

          Alternatively, the Portfolio may make a mark-to-market election that will result in the Portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

          The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

          Foreign Taxes. Dividends and interest (and in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio expects that it will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Portfolio's investments.

Taxation of U.S. Shareholders
-----------------------------

          Dividends and Distributions. Dividends and other distributions by the Portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

          Distributions of net-long-term capital gains, if any, that the Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. All other dividends of the Portfolio (including dividends from short-term capital gains) from its current and accumulated earnings and profits are generally subject to tax as ordinary income. Because the Portfolio invests primarily in fixed income securities, it does not expect that a significant portion of its dividends will be treated as "qualified dividend income," which is generally eligible for taxation for individual shareholders at the rates applicable to long-term capital gains (currently at a maximum rate of 15%).

          Dividends and distributions paid by the Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

          Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

          Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

          Backup Withholding. The Portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

          Notices. Shareholders will receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

          Other Taxation. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

          Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders
---------------------------------

          Dividends paid by the Portfolio to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

          In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Portfolio.

          Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of the Portfolio's "qualified net interest income" (generally, the Portfolio's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Portfolio is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Portfolio's "qualified short-term capital gains" (generally, the excess of the Portfolio's net short-term capital gain over the Portfolio's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

          Special rules apply to foreign persons who receive distributions from the Portfolio that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50 percent of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

          However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established US securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

          PricewaterhouseCoopers LLP ("PwC"), with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, MD, 21201-2304, serves as the independent registered public accounting firm for the Portfolio. The financial statements for the fiscal year ended October 31,

2004 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, whose report thereon appears elsewhere herein and have been incorporated by reference herein in reliance upon the report of the independent registered public accounting firm given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.


                              FINANCIAL STATEMENTS

          The Portfolio's audited annual report dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolio. The Portfolio will furnish without charge a copy of the annual and semi-annual reports upon request by calling Credit Suisse Funds at 800-222-8977.

                                  MISCELLANEOUS

          As of February 14, 2005, the name, address and percentage of ownership of each person that owns of record 5% or more of the Portfolio's outstanding shares were as follows:

-----------------------------  -----------------
Name and Address               Percentage Owned
-----------------------------  -----------------
Casey Karel TTEE                   100.00%
CS First Boston Foundation TR
11 Madison Avenue, 7th Floor
New York, NY 10010-3643
-----------------------------  -----------------

                                   APPENDIX A

                               PROXY VOTING POLICY

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                               CREDIT SUISSE FUNDS

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                              CSAM CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

Introduction
------------

          Credit Suisse Asset Management, LLC ("CSAM") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.
The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

          The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy
------

          The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee
----------------------

          The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

          For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals not addressed by the Policy. ISS will also provide CSAM with issue analysis and vote recommendation for the proxy proposals addressed by the Policy.

          Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

          CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm m writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts
---------

          CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

Consent
-------

          In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping
-------------

          CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting. These records include the following:

          -    a copy of the Policy;

          - a copy of each proxy statement received on behalf of CSAM clients;

          -    a record of each vote cast on behalf of CSAM clients;

          - a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

          - a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

          CSAM reserves the right to maintain certain required proxy records with ISS m accordance with all applicable regulations.

Disclosure
----------

          CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

          ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures
----------

          The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

Operational Items
-----------------

          Adjourn Meeting

          Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

          Amend Quorum Requirements

          Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

          Amend Minor Bylaws

          Generally vote for bylaw or charter changes that are of a housekeeping nature.

          Change Date, Time, or Location of Annual Meeting

          Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

          Ratify Auditors

          Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote for shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Board of Directors
------------------

          Voting on Director Nominees in Uncontested Elections

          Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

          Cumulative Voting

          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

          Director and Officer Indemnification and Liability Protection

          Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if, (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

          Filling Vacancies/Removal of Directors

          Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

          Independent Chairman (Separate Chairman/CEO)

          Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, appointed from the ranks of the independent board members with clearly delineated duties; (2) majority of independent directors; (3) all independent key committees; (4) committee chairpersons nominated by the independent directors; (5) CEO performance is reviewed annually by a committee of outside directors; (6) established governance guidelines; or (7) company performance.

          Majority of Independent Directors

          Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels.

          Term Limits

          Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests
--------------

          Voting on Director Nominees in Contested Elections

          Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

          Amend Bylaws without Shareholder Consent

          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

          Confidential Voting

          Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

          Cumulative Voting

          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues
-----------------------------------------------

          Advance Notice Requirements for Shareholder Proposals/Nominations

          Votes on advance notice proposals are determined on a case-by-case basis.

          Amend Bylaws without Shareholder Consent

          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

          Poison Pills (Shareholder Rights Plans)

          Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

          Shareholders' Ability to Act by Written Consent

          Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

          Shareholders' Ability to Call Special Meetings

          Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

          Supermajority Vote Requirements

          Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger and Corporate Restructuring
----------------------------------

          Appraisal Rights

          Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

          Asset Purchases

          Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

          Asset Sales

          Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

          Conversion of Securities

          Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital;
(4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

          Corporate Reorganization

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

          Reverse Leveraged Buyouts

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

          Formation of Holding Company

          Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

          Joint Ventures

          Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

          Mergers and Acquisitions

          Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

          Private Placements

          Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

          Prepackaged Bankruptcy Plans

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved. Recapitalization Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity, (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

          Reverse Stock Splits

          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

          Spinoffs

          Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

          Value Maximization Proposals

          Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure
-----------------

          Adjustments to Par Value of Common Stock

          Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

          Common Stock Authorization

          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

          Dual-class Stock

          Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

          Issue Stock for Use with Rights Plan

          Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

          Preemptive Rights

          Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

          Preferred Stock

          Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

          Recapitalization

          Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

          Reverse Stock Splits

          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

          Share Repurchase Programs

          Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

          Stock Distributions: Splits and Dividends

          Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

          Tracking Stock

          Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation
-----------------------------------

          Executive and Director Compensation

          Votes on compensation plans for directors are determined on a case-by-case basis.

          Stock Plans in Lieu of Cash

          Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

          Director Retirement Plans

          Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

          Management Proposals Seeking Approval to Reprice Options

          Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

          Incentive Bonus Plans and Tax Deductibility Proposals

          Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

          Employee Stock Ownership Plans (ESOPs)

          Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

          401 (k) Employee Benefit Plans

          Generally vote for proposals to implement a 401(k) savings plan for employees.

          Shareholder Proposals Regarding Executive and Director Pay

          Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote on a case-by-ease basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

          Performance-Based Stock Option Proposals

          Vote case-by-case on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).

          Stock Option Expensing

          Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

          Golden and Tin Parachutes

          Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

          May 19, 2004

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

          Commercial paper rated A-1 by the Standard and Poor's Ratings Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

          The following summarizes the ratings used by S&P for corporate bonds:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the ratings used by Moody's for corporate bonds:

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings
-----------------------

          The following summarizes the two highest ratings used by S&P for short-term notes:

          SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

          SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

          The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

          MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

          MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings
-----------------------------

          The following summarizes the ratings used by S&P for Municipal
Obligations:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the highest four municipal ratings used by
Moody's:

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1, and B1.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2005

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                               HARBINGER PORTFOLIO



This Statement of Additional Information provides information about the Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Harbinger Portfolio (the "Portfolio") that supplements information contained in the Prospectus dated February 28, 2005.

This Statement of Additional Information is not itself a prospectus and no investment in shares of the Portfolio should be made solely upon the information contained herein. Copies of the Fund's Prospectus, Annual Report, and information regarding the Portfolio's current performance can be obtained by writing or telephoning:





                        Credit Suisse Institutional Fund
                                 P.O. Box 55030
                             Boston, MA  02205-5030
                                 1-800-222-8977

INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . 1
     General Investment Strategies. . . . . . . . . . . . . . . . . . . . . . . . . 1
     Options, Futures and Currency Exchange Transactions. . . . . . . . . . . . . . 1
          Securities Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
          Securities Index Options. . . . . . . . . . . . . . . . . . . . . . . . . 4
          OTC Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
          Currency Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . 5
               Forward Currency Contracts . . . . . . . . . . . . . . . . . . . . . 5
               Currency Options . . . . . . . . . . . . . . . . . . . . . . . . . . 6
               Currency Hedging . . . . . . . . . . . . . . . . . . . . . . . . . . 6
          Futures Activities. . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
               Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . 7
               Options on Futures Contracts . . . . . . . . . . . . . . . . . . . . 8
          Hedging Generally . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
          Swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
          Asset Coverage for Forward Contracts, Options, Futures, Options on
            Futures and Swaps . . . . . . . . . . . . . . . . . . . . . . . . . . .11
     Additional Information on Other Investment Practices.. . . . . . . . . . . . .11
          U.S. Government Securities. . . . . . . . . . . . . . . . . . . . . . . .11
          Money Market Obligations. . . . . . . . . . . . . . . . . . . . . . . . .12
          Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .12
          Money Market Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . .12
          Convertible Securities. . . . . . . . . . . . . . . . . . . . . . . . . .13
          Debt Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
               Below Investment Grade Securities. . . . . . . . . . . . . . . . . .14
          Structured Securities . . . . . . . . . . . . . . . . . . . . . . . . . .15
               Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . .15
               Asset-Backed Securities. . . . . . . . . . . . . . . . . . . . . . .16
               Structured Notes, Bonds or Debentures. . . . . . . . . . . . . . . .17
               Loan Participations and Assignments. . . . . . . . . . . . . . . . .17
          REITs . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17
          Securities of Other Investment Companies. . . . . . . . . . . . . . . . .18
          Lending of Portfolio Securities . . . . . . . . . . . . . . . . . . . . .18
          Foreign Investments . . . . . . . . . . . . . . . . . . . . . . . . . . .19
               Foreign Currency Exchange. . . . . . . . . . . . . . . . . . . . . .19
               Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .20
               Political Instability. . . . . . . . . . . . . . . . . . . . . . . .20
               Foreign Markets. . . . . . . . . . . . . . . . . . . . . . . . . . .20
               Increased Expenses . . . . . . . . . . . . . . . . . . . . . . . . .20
               Privatizations . . . . . . . . . . . . . . . . . . . . . . . . . . .20
               Foreign Debt Securities. . . . . . . . . . . . . . . . . . . . . . .21
               Sovereign Debt . . . . . . . . . . . . . . . . . . . . . . . . . . .21
               Depositary Receipts. . . . . . . . . . . . . . . . . . . . . . . . .22
               Brady Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .23


               Emerging Markets . . . . . . . . . . . . . . . . . . . . . . . . . .23
          Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .23
          Short Sales "Against the Box" . . . . . . . . . . . . . . . . . . . . . .24
          Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
          Non-Publicly Traded and Illiquid Securities . . . . . . . . . . . . . . .25
          Rule 144A Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .26
          Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
          Stand-By Commitments. . . . . . . . . . . . . . . . . . . . . . . . . . .27
          Reverse Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . .28
          When-Issued Securities and Delayed-Delivery Transactions. . . . . . . . .28
          Emerging Growth and Small Companies; Unseasoned Issuers . . . . . . . . .29
          Special Situation Companies . . . . . . . . . . . . . . . . . . . . . . .29
          Dollar Rolls. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
          Temporary Defensive Strategies. . . . . . . . . . . . . . . . . . . . . .29
          Non-Diversified Status. . . . . . . . . . . . . . . . . . . . . . . . . .30
          Other Strategies. . . . . . . . . . . . . . . . . . . . . . . . . . . . .30
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30
PORTFOLIO VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31
PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .33
PORTFOLIO TURNOVER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .35
MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .35
     Officers and Board of Directors. . . . . . . . . . . . . . . . . . . . . . . .35
OWNERSHIP IN SECURITIES OF THE PORTFOLIO AND FUND COMPLEX . . . . . . . . . . . . .40
     Committees and Meetings of Directors . . . . . . . . . . . . . . . . . . . . .40
     Directors' Total Compensation. . . . . . . . . . . . . . . . . . . . . . . . .42
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .42
     Board Approval of Advisory Agreement . . . . . . . . . . . . . . . . . . . . .44
     Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . .47
     Proxy Voting Policies and Procedures.. . . . . . . . . . . . . . . . . . . . .48
     Disclosure of Portfolio Holdings.. . . . . . . . . . . . . . . . . . . . . . .48
     Organization of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .51
     Distribution and Shareholder Servicing . . . . . . . . . . . . . . . . . . . .52
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . . . . . . . . . . . .52
EXCHANGE PRIVILEGE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .53
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . . . . . . . . . . . .53
     The Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .54
     Special Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . .55
          Zero Coupon Securities. . . . . . . . . . . . . . . . . . . . . . . . . .56
          Constructive Sales. . . . . . . . . . . . . . . . . . . . . . . . . . . .56
          Straddles . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .56
          Options and Section 1256 Contracts. . . . . . . . . . . . . . . . . . . .57
          Swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .57
          Foreign Currency Transactions . . . . . . . . . . . . . . . . . . . . . .57
          Passive Foreign Investment Companies. . . . . . . . . . . . . . . . . . .58
          Foreign Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .58
     Taxation of U.S. Shareholders. . . . . . . . . . . . . . . . . . . . . . . . .59
          Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . . .59


                                      (ii)

          Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .60
          Backup Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . . .61
          Notices . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .61
          Other Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .61
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL . . . . . . . . . . . . .63
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .63

Appendix  A  -  Proxy  Voting  Policy  and  Procedures . . . . . . . . . . . . . .A-1
Appendix  B  -  Description  of  Ratings . . . . . . . . . . . . . . . . . . . . .B-1



                                      (iii)

                        INVESTMENT OBJECTIVE AND POLICIES

          The following information supplements the discussion of the Portfolio's investment objective and policies in the Prospectus. There are no assurances that the Portfolio will achieve its investment objective.

          The investment objective of the Portfolio is long-term growth of capital.

          The Portfolio's investment objective may be changed by the Fund's Board of Directors 60 days' notice to shareholders. Under normal market conditions, the portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of post-venture-capital companies located or conducting a majority of their business in the U.S.

     General  Investment  Strategies
     -------------------------------

          The Portfolio will invest, under normal market conditions, primarily in equity securities of approximately 20 to 30 U.S. companies considered to be in their post-venture capital stage of development.

          Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. The Portfolio does not represent that these techniques are available now or will be available at any time in the future.

     Options,  Futures  and  Currency  Exchange  Transactions
     --------------------------------------------------------

          The Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. Up to 25% of the Portfolio's total assets may be at risk in connection with these strategies. The Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. The amount of assets considered to be "at risk" is, in the case of purchasing options, the amount of premium paid, and, in the case of writing options, the value of the underlying obligation.

          Securities  Options.
          -------------------

          The Portfolio may write covered put and call options on stock and debt securities and the Portfolio may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC"). The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). The Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent the premium received offsets the effects of the decline.

          In the case of options written by the Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which the Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund or the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.

          Securities  Index  Options.  The  Portfolio  may  purchase  and  write
          --------------------------
exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC Options.  The Portfolio may purchase OTC or dealer options or sell
          -----------
covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

          Currency Transactions.  The value in U.S. dollars of the assets of the
          ---------------------
Portfolio that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

          Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

          Currency Options. The Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          Currency Hedging. The Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

          Futures Activities.  The Portfolio may enter into futures contracts on
          ------------------
securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, if consistent with CFTC regulations, on foreign exchanges for hedging purposes or to increase total return. These futures contracts are standardized contracts for the future delivery of a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

          The Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies for both hedging purposes and to increase total return, which may involve speculation.

          Aggregate initial margin and premiums required to establish positions other than those considered to be "bona fide hedging" will not exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

          The Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Portfolio's policies. There is no overall limit on the percentage of Portfolio assets that may be at risk with respect to futures activities. The Portfolio is operated by persons who have claimed an exclusion from the definition of the term "commodity pool operators" under the Commodity Exchange Act and, therefore, are is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. An index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by the Portfolio upon entering into a futures contract. Instead, the Portfolio is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

          Options on Futures Contracts. The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

          Hedging  Generally.  In addition to entering into options, futures and
          ------------------
currency transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolio may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.

          In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

          The Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolio of hedging transactions will be subject to CSAM's ability to predict trends in currencies, interest rates or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

          Swaps.  The  Portfolio  may  enter  into  swaps  relating  to indexes,
          -----
currencies, interest rates, equity and debt interests of foreign issuers without limit. A swap transaction is an agreement between the Portfolio and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by a the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances under which, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

          The Portfolio will usually enter into swaps on a net basis (i.e. the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, CSAM believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Portfolio will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

          To the extent that the Portfolio engages in the strategies described above, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Portfolio may be unable to close out a position without incurring substantial losses, if at all. The Portfolio is also subject to the risk of a default by a counterparty to an off-exchange transaction.

          Asset  Coverage  for  Forward  Contracts, Options, Futures, Options on
          ----------------------------------------------------------------------
Futures and Swaps.  The Portfolio will comply with guidelines established by the
-----------------
Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of options written by the Portfolio on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          For example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures contract, the Portfolio could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

     Additional  Information  on  Other  Investment  Practices.
     ----------------------------------------------------------

          U.S.  Government  Securities.  The obligations issued or guaranteed by
          ----------------------------
the U.S. government in which the Portfolio may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by solely the credit of the instrumentality or government-sponsored enterprise (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities the Portfolio may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

          Money  Market  Obligations.  The  Portfolio  is  authorized to invest,
          --------------------------
under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations and medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by the Standard & Poor's Division of the McGraw Hill Companies, Inc. ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          Repurchase  Agreements.  The  Portfolio  may  invest  in  repurchase
          ----------------------
agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

          Money  Market  Mutual  Funds.  Where  CSAM  believes  that it would be
          ----------------------------
beneficial to the Portfolio and appropriate considering the factors of return and liquidity, the Portfolio may invest up to 5% of its net assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's administration fees, including management fees and other expenses with respect to assets so invested.

          Convertible Securities.  Convertible securities in which the Portfolio
          ----------------------
may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Portfolio, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the securities.

          Debt Securities.  The Portfolio may invest up to 20% of its net assets
          ---------------
in investment grade debt securities (other than money market obligations). The Portfolio may also invest to a limited extent in zero coupon securities.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Neither event will require the sale of such securities, although the CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

          The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's, S&P or, if unrated, is determined to be of comparable quality by CSAM. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

          Below Investment Grade Securities. The Portfolio may invest up to 5% of its net assets in debt securities (including convertible debt securities) rated below investment grade.

          Below investment grade debt securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

          Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

          An economic recession could disrupt severely the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

          The market value of securities in medium- and lower rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower rated securities has depressed the prices for such securities to some extent.

          Structured  Securities.  The  Portfolio  may  purchase  any  type  of
          ----------------------
publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities, structured notes, bonds or debentures, and assignments of and participations in loans.

          Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities sponsored by U.S. and foreign issuers as well as non-governmental issuers. The Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (including those issued by GNMA, FNMA and FHLMC) and non-government issued mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. Although there may be government or private guarantees on the payment of interest and principal of these securities, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-backed securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

          Asset-Backed Securities. The Portfolio may invest in U.S. and foreign governmental and private asset-backed securities. Asset-backed securities, which represent participations in, or are secured by and payable from, pools of consumer loans on assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest ultimately depend on payments in respect of the underlying loans by individuals and may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

          Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized. The Portfolio may purchase asset-backed securities that are unrated.

          Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

          Loan Participations and Assignments. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by CSAM to be creditworthy. The Portfolio's rights and obligations as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The lack of a liquid secondary market for both Participations and Assignments will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of Participations or Assignments. The lack of a liquid market for assignments and participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

          REITs.  The  Portfolio  may  invest  in  real estate investment trusts
          -----
("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a

REIT, the Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

          Securities of Other Investment Companies.  The Portfolio may invest in
          ----------------------------------------
securities of other investment companies to the extent permitted under the 1940 Act. Under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

          Lending  of  Portfolio  Securities.  The  Portfolio may lend portfolio
          ----------------------------------
securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors ("Board"). These loans, if and when made, may not exceed 33 1/3% of the Portfolio's total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

          By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily. Payments received by the Portfolio in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the Portfolio's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see "Additional Information Concerning Taxes" below).

          The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Portfolio, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM, or any of its affiliates. These conditions include percentage limitations on the amount of the Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that the Fund that invests in the Investment Funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

          Foreign  Investments.  The  Portfolio  may invest in the securities of
          --------------------
foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          Foreign Currency Exchange. Since the Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. The Portfolio bears a risk of loss in the event that the other party to the loan agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to retrieve and dispose of the loaned securities, including the risk of a possible decline in the value of the loaned securities during the period in which the Portfolio seeks to assert its rights. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

          Information. The majority of the foreign securities held by the Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          Political Instability. With respect to some foreign countries, there is the possibility of expropriation, nationalization, or confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Political or social instability, or domestic developments could affect U.S. investments in those and neighboring countries. Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

          Increased Expenses. The operating expenses of the Portfolio, to the extent it invests in foreign securities, may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

          Privatizations. The Portfolio may invest in privatizations (i.e. foreign government programs of selling interest in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

          Foreign Debt Securities. The Portfolio may invest up to 20% of its net assets in foreign debt securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

          Sovereign Debt. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Portfolio may have limited legal recourse in the event of a default.

          Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Portfolio's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While CSAM intends to manage the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain sovereign debt instruments in which the Portfolio may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. The Portfolio may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's portfolio and calculating its net asset value. From time to time, the Portfolio may purchase securities not paying interest at the time acquired if, in the opinion of CSAM, such securities have the potential for future income or capital appreciation.

          Depositary Receipts. The assets of the Portfolio may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"). Certain of the risks relating to investments in foreign securities may be involved with respect to investments in ADRs, EDRs and IDRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts ("GDRs"), are receipts issued outside the U.S. EDRs (CDRs) and IDRs (GDRs) are typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European securities markets and non-U.S. securities markets, respectively.

          For purposes of the Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          Brady Bonds. The Portfolio may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the OTC secondary market for debt instruments. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

          Emerging Markets. The Portfolio may invest in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.). Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

          Short  Sales.  The  Portfolio  may  from  time to time sell securities
          ------------
short. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales "against the box") will not exceed 10% of the Portfolio's net assets.

          To deliver the securities to the buyer, the Portfolio must arrange through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Portfolio is required to pay in connection with a short sale.

          The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Portfolio will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

          Short  Sales "Against the Box.".  In a short sale, the Portfolio sells
          -------------------------------
a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Portfolio may also engage in a short sale if at the time of the short sale the Portfolio owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. If the Portfolio engages in a short sale, the collateral for the short position will be segregated in an account with the Portfolio's custodian or qualified sub-custodian. No more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

          The Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to the Portfolio of effecting short sales against the box.

          Warrants.  The  Portfolio  may invest up to 10% of its total assets in
          --------
warrants. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolio may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

          Non-Publicly  Traded  and  Illiquid Securities.  The Portfolio may not
          ----------------------------------------------
invest more than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven days, certain Rule 144A Securities (as defined below) and repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Portfolio's investment in illiquid securities is subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

          Borrowing.  The Portfolio may borrow up to 33 1/3% of its total assets
          ---------
for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities, so long as there is asset coverage of at least 300% for all borrowings of the Portfolio, and the Portfolio may pledge its assets to the extent necessary to secure permitted borrowings. Additional investments (including roll-overs) will not be made when borrowings

(including reverse repurchase agreements) exceed 5% of the Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

          Stand-By  Commitments.  The  Portfolio  may  invest  in  stand-by
          ---------------------
commitments with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specified securities at a specified price. The Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.

          The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

          The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

          The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio's portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of the Portfolio's portfolio.

          Reverse  Repurchase  Agreements.  The Portfolio may enter into reverse
          -------------------------------
repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers, although the Portfolio does not intend to enter into reverse repurchase agreements in the coming year. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

          When-Issued  Securities  and  Delayed-Delivery  Transactions.  The
          ------------------------------------------------------------
Portfolio may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Portfolio engages in when-issued purchases in furtherance of its investment objective. In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30-45 days after the transaction. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

          When the Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or certain liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case, the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          Emerging  Growth  and  Small  Companies;  Unseasoned  Issuers.  The
          -------------------------------------------------------------
Portfolio may invest its assets in the securities of emerging growth companies, small companies and unseasoned issuers. Investments in emerging growth and small-sized companies, as well as companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of emerging growth and small-sized companies and unseasoned issuers may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

          Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

          Special  Situation  Companies.  The  Portfolio  may invest in "special
          -----------------------------
situation companies." "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger; liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; a change in corporate control or investment by a venture capitalist; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

          Dollar  Rolls.  The  Portfolio may enter into "dollar rolls," in which
          -------------
the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

          Temporary  Defensive  Strategies.  When CSAM believes that a defensive
          --------------------------------
posture is warranted, the Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

          Non-Diversified  Status.  The  Portfolio  is  classified  as  a
          -----------------------
non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

          The Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

          Other  Strategies.  The  Portfolio  may  invest  in  securities  of
          -----------------
post-venture capital companies that are traded on a national securities exchange or in an organized OTC market, such as The Nasdaq Stock Market, Inc., JASDAQ (Japan's over-the-counter market), EASDAQ (a Brussels-based system that trades stocks from across Europe) and the London Stock Exchange's Alternative Investment Market (AIM).

                             INVESTMENT RESTRICTIONS

          Certain investment limitations of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 10 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.
          The investment limitations numbered 1 through 7 are Fundamental Restrictions. Investment limitations 8 through 10 may be changed by a vote of the Board at any time. The Portfolio may not:

          1.     Borrow  money,  except  to  the extent permitted under the 1940
Act.

          2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

          3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

          4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          5. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

          6. Invest in commodities except that the Portfolio may purchase and sell futures contracts and options on futures contracts.

          7.     Issue  any  senior  security except as permitted under the 1940
Act.

          8. Purchase securities of other investment companies except to the extent permitted under the 1940 Act.

          9. Pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act.

          10. Invest more than 15% of the value of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by the Portfolio in valuing its assets.

          Equity securities listed on an exchange or traded in an OTC market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

          Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Portfolio under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to the Portfolio). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to the Portfolio). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to the Portfolio).

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange, Inc. (the "NYSE") is open for trading). The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Portfolio's net asset value is not calculated. As a result, calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will be reflected in a Portfolio's calculation of net asset value if the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying the Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or OTC, depending on where it appears that the best price or execution will be obtained. The purchase price paid by Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

          In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will receive only brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services. Research received from brokers or dealers is supplemental to CSAM's own research program. For the fiscal years ended October 31, 2003 and 2004, the Portfolio paid brokerage commissions of $0 and $2,037, respectively, to brokers and dealers who provided such research services. For the Fiscal years ended October 31, 2003 and 2004, the Portfolio paid brokerage commissions of $9,245 and $18,556, respectively, to broker-dealers for execution of portfolio transactions.

          All orders for transactions in securities or options on behalf of the Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), the Portfolio's distributor (and an affiliate of CSAM) and affiliates of Credit Suisse Group ("Credit Suisse"). The Portfolio may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          During the fiscal year ended October 31, 2004, the Portfolio did not pay commissions to affiliated broker-dealers.

          Investment decisions for the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold for the Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

          Transactions for the Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Portfolio will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          The Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.

          In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or CSFB or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the Portfolio will not give preference to any institutions with whom the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          The amount paid by the Portfolio in commissions to broker dealers for execution of portfolio transactions during the fiscal years ended October 31, 2003 and 2004 was $9,245 and $15,490, respectively.

                               PORTFOLIO TURNOVER

          The Portfolio does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Portfolio deems it desirable to sell or purchase securities. The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Portfolio may be higher than mutual funds having similar objectives that do not utilize these strategies.

          It is not possible to predict the Portfolio's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. High portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income tax liability.

          For the fiscal years ended October 31, 2003 and 2004, the portfolio turnover rate for the Portfolio was 42% and 125%, respectively.

                             MANAGEMENT OF THE FUND

     Officers  and  Board  of  Directors
     -----------------------------------

          The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent.

          The names and birth dates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

-------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                                       Term of                               Portfolios
                                                     Office(1) and                            in Fund         Other
                                                       Length of         Principal            Complex      Directorships
Name, Address and Date of             Position(s)        Time       Occupation(s) During      Overseen       Held by
          Birth                     Held with Fund      Served        Past Five Years        by Director     Director
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
INDEPENDENT DIRECTORS
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
Richard H. Francis                  Director,        Since 1999     Currently retired                  41  None
c/o Credit Suisse Asset             Nominating and
Management, LLC                     Audit
466 Lexington Avenue                Committee
New York, New York 10017-           Member
3140

Date of Birth:  4/23/32
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
Jeffrey E. Garten                   Director,        Since 1998     Dean of Yale School                40  Director of
Box 208200                          Nominating and                  of Management and                      Aetna, Inc.
New Haven, Connecticut              Audit                           William S. Beinecke                    (insurance
06520-8200                          Committee                       Professor in the                       company);
                                    Member                          Practice of                            Director of
Date of Birth:  10/29/46                                            International Trade                    Calpine
                                                                    and Finance from                       Corporation
                                                                    November 1995 to                       (energy
                                                                    Present                                provider);
                                                                                                           Director of
                                                                                                           CarMax Group
                                                                                                           (used car
                                                                                                           dealers)
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
Peter F. Krogh                      Director,        Since 2001     Dean Emeritus and                  40  Director of
301 ICC                             Nominating                      Distinguished                          Carlisle
Georgetown University               Committee                       Professor of                           Companies
Washington, DC 20057                Member and                      International Affairs at               Incorporated
                Audit                                               the Edmund A. Walsh                    (diversified
                                    Committee                       School of Foreign                      manufacturing
Date of Birth:  2/11/37             Chairman                        Service, Georgetown                    company)
                                                                    University from June
                                                                    1995 to present
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
James S. Pasman, Jr.                Director,        Since 1999     Currently retired                  42  Director of
c/o Credit Suisse Asset             Nominating and                                                         Education
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------

---------------------


1     Each  Director  and  Officer  serves  until  his  or  her respective successor has been duly elected and qualified.

----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
                                                                                              Number of
                                                       Term of                               Portfolios
                                                     Office(1) and                            in Fund         Other
                                                       Length of         Principal            Complex      Directorships
Name, Address and Date of             Position(s)        Time       Occupation(s) During      Overseen       Held by
          Birth                     Held with Fund      Served        Past Five Years        by Director     Director
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
Management, LLC                     Audit                                                                   Management
466 Lexington Avenue                Committee                                                               Corp.
New York, New York                  Member
10017-3140

Date of Birth:  12/20/30
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
Steven N. Rappaport                 Director,        Since 1999     Partner of Lehigh                  42  Director of
Lehigh Court LLC                    Nominating                      Court, LLC and RZ                      Presstek, Inc.
40 East 52nd Street                 Committee                       Capital (private                       (digital imaging
New York, New York 10022            Chairman and                    investment firms) from                 technologies
                                    Audit                           July 2002 to present;                  company);
Date of Birth:  7/10/48             Committee                       Transition Adviser to                  Director of
                                    Member                          SunGard Securities                     Wood
                                                                    Finance, Inc. from                     Resources, LLC
                                                                    February 2002 to July                  (plywood
                                                                    2002; President of                     manufacturing
                                                                    SunGard Securities                     company)
                                                                    Finance, Inc. from
                                                                    2001 to February
                                                                    2002; President of
                                                                    Loanet, Inc. (on-line
                                                                    accounting service)
                                                                    from 1997 to 2001
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
INTERESTED DIRECTORS
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
Michael E. Kenneally(2)             Director,        Since 2004     Chairman and Global                44  None
Credit Suisse Asset                 Chairman                        Chief Executive
Management, LLC                     and Chief                       Officer of CSAM
466 Lexington Avenue                Executive                       since 2003; Chairman
New York, New York                  Officer                         and Chief Investment
10017-3140                                                          Officer of Banc of
                                                                    America Capital
Date of Birth:  03/30/54                                            Management from
                                                                    1998 to March 2003.
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
William W. Priest, Jr.(3)           Director         Since 1999     Chief Executive                    47  Director of
Epoch Investment Partners, Inc.                                     Officer of J Net                       Globe
667 Madison Avenue                                                  Enterprises, Inc.                      Wireless, LLC
New York, New York 10021                                            (technology holding                    (maritime
                                                                    company) since June                    Communication
Date of Birth:  9/24/41                                             2004; Chief Executive                  s company);
                                                                    Officer of Epoch                       Director of
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
---------------------


2     Each  Director  and  Officer  serves  until  his  or  her  respective  successor  has  been  duly elected and qualified.

3     Mr.  Kenneally  is  a  Director  who  is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer  of  CSAM.

----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
                                                                                              Number of
                                                       Term of                               Portfolios
                                                     Office(1) and                            in Fund         Other
                                                       Length of         Principal            Complex      Directorships
Name, Address and Date of             Position(s)        Time       Occupation(s) During      Overseen       Held by
          Birth                     Held with Fund      Served        Past Five Years        by Director     Director
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
                                                                    Investment Partners,                   InfraRed X
                                                                    Inc. since April 2004;                 (medical
                                                                    Co-Managing Partner                    device
                                                                    of Steinberg Priest &                  company);
                                                                    Sloane Capital                         Director of
                                                                    Management from                        J Net
                                                                    2001 to March 2004;                    Enterprises,
                                                                    Chairman and                           Inc.
                                                                    Managing Director of
                                                                    CSAM from 2000 to
                                                                    February 2001, Chief
                                                                    Executive Officer and
                                                                    Managing Director of
                                                                    CSAM from 1990 to
                                                                    2000
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
OFFICERS
----------------------------------  ---------------  -------------  ----------------------
Michael A. Pignataro                Treasurer and    Since 1999     Director and Director
Credit Suisse Asset                 Chief Financial                 of Fund
Management, LLC                     Officer                         Administration of
466 Lexington Avenue                                                CSAM; Associated
New York, New York 10017-                                           with CSAM since
3140                                                                1984; Officer of other
Date of Birth:  11/15/59                                            Credit Suisse Funds
----------------------------------  ---------------  -------------  ----------------------
Emidio Morizio                      Chief            Since 2004     Director and Global
Credit Suisse Asset                 Compliance                       Head of Compliance
Management, LLC                     Officer                          of CSAM;
466 Lexington Avenue                                                Associated with
New York, New York 10017-                                           CSAM since July
3140                                                                2000; Vice President
Date of Birth: 09/21/66                                             and Director of
                                                                    Compliance of
                                                                    Forstmann-Leff
                                                                    Associates from 1998
                                                                    to June 2000; Officer
                                                                    of other Credit Suisse
                                                                    Funds
----------------------------------  ---------------  -------------  ----------------------
Ajay Mehra                          Chief Legal      Since 2004     Director and Deputy
Credit Suisse Asset                 Officer                         General Counsel of
Management, LLC                                                     CSAM since
466 Lexington Avenue                                                September 2004;
New York, New York 10017-                                           Senior Associate of
3140                                                                Shearman & Sterling
                                                                    LLP
Date of Birth: 08/14/70                                             from September 2000
                                                                    to September 2004;
                                                                    Senior Counsel of the
                                                                    SEC Division of
----------------------------------  ---------------  -------------  ----------------------

----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
                                                                                              Number of
                                                       Term of                               Portfolios
                                                     Office(1) and                            in Fund         Other
                                                       Length of         Principal            Complex      Directorships
Name, Address and Date of             Position(s)        Time       Occupation(s) During      Overseen       Held by
          Birth                     Held with Fund      Served        Past Five Years        by Director     Director
----------------------------------  ---------------  -------------  ----------------------  -------------  --------------
                                                                    Investment
                                                                    Management from
                                                                    June 1997 to
                                                                    September 2000;
                                                                    Officer of other
                                                                    Credit Suisse Funds
----------------------------------  ---------------  -------------  ----------------------
J. Kevin Gao                        Vice President   Since 2004     Vice President and
Credit Suisse Asset                 and Secretary                   Legal Counsel of
Management, LLC                                                     CSAM; Associated
466 Lexington Avenue                                                with CSAM since July
New York, New York 10017-                                           2003; Associate with
3140                                                                the law firm of Willkie
Date of Birth: 10/13/67                                             Farr & Gallagher LLP
                                                                    from 1998 to 2003;
                                                                    Officer of other Credit
                                                                    Suisse Funds
----------------------------------  ---------------  -------------  ----------------------
Robert M. Rizza                     Assistant        Since 2002     Assistant Vice
Credit Suisse Asset                 Treasurer                       President of CSAM;
Management, LLC                                                     Associated with
466 Lexington Avenue                                                CSAM since 1998;
New York, NY 10017-3140                                             Officer of other Credit
                                                                    Suisse Funds
Date of Birth:  12/9/65
----------------------------------------------------------------------------------

            OWNERSHIP IN SECURITIES OF THE PORTFOLIO AND FUND COMPLEX

          As reported to the Portfolio, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2004.

-----------------------------------------------------------------------------------
                                                         Aggregate Dollar Range of
                                                         Equity Securities in all
                                                         Registered Investment
                                                         Companies Overseen by
                       Dollar Range of Equity            Director in Family of
Name of Director       Securities in the Portfolio*,(4)  Investment Companies*,(4)
-----------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------
Richard H. Francis               A                                 E
-----------------------------------------------------------------------------------
Jeffrey E. Garten                A                                 A
-----------------------------------------------------------------------------------
Peter F. Krogh                   A                                 A
-----------------------------------------------------------------------------------
James S. Pasman, Jr.             A                                 D
-----------------------------------------------------------------------------------
Steven N. Rappaport              A                                 D
-----------------------------------------------------------------------------------
INTERESTED DIRECTOR
-----------------------------------------------------------------------------------
Michael E. Kenneally             A                                 A
-----------------------------------------------------------------------------------
William W. Priest                A                                 A
-----------------------------------------------------------------------------------

------------------

*  Key  to  Dollar  Ranges:
     A.     None
     B.     $1  -  $10,000
     C.     $10,000  -  $50,000
     D.     $50,000  -  $100,000
     E.     Over  $100,000


     Committees  and  Meetings  of  Directors
     ----------------------------------------

          The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

------------------

4 Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended December 31, 2002).

          In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent registered public accounting firm's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firm;
(b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firms, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Audit Committee met four times during the Fund's fiscal year ended October 31, 2004.

          In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met four times during the fiscal year ended October 31, 2004.

          The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

          No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Funds' co-administrators, or any of their affiliates, receives any compensation from a Fund for acting as an officer or director of the Fund. Mr. Priest and each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

     Directors'  Total  Compensation
     -------------------------------

          (for  the  fiscal  period  ended  October  31,  2004):

                              Total                              Total Number
                           Compensation    All Investment     of Funds for Which
Name of                      from the        Companies      Director Serves Within
Director                     Portfolio    In Fund Complex        Fund Complex
-------------------------  -------------  ----------------  ----------------------
NON-INTERESTED DIRECTORS
Richard H. Francis         $         589  $         78,750                      41
Jeffrey E. Garten          $         446  $         49,500                      40
Peter F. Krogh             $         589  $         67,250                      40
James S. Pasman, Jr.       $         589  $        105,750                      42
Steven N. Rappaport        $         643  $         92,225                      42
INTERESTED DIRECTORS
Michael E. Kenneally(1)             None              None                      44
William W. Priest(2)       $         339  $         83,500                      47
Joseph D. Gallagher(3)              None              None                       0



1 Mr. Kenneally received no compensation from any fund during the fiscal year ended October 31, 2004.

2 Mr. Priest is an "interested person" of the Portfolio because he provided consulting services to CSAM within the last two years (ended December 31, 2002). He receives compensation from the Portfolio and other investment companies advised by CSAM.

3 Mr. Gallagher received no compensation from any fund during the fiscal year ended October 31, 2004. Mr. Gallagher resigned from the Board effective
     August 11, 2004.

          As of December 31, 2004, Directors or officers of the Fund as a group owned less than 1% of the outstanding shares of the Portfolio.

     Investment  Adviser
     -------------------

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Fund pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $1,078 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69 locations across more than 33 countries on five continents. CSFB is a business unit of the Zurich-based Credit Suisse. As of December 31, 2004, CSAM employed about 2,000 people worldwide and had global assets under management of approximately $341.7 billion, with $27.4 billion under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          The Advisory Agreement with respect to the Portfolio has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Directors of the Fund's Board with such Independent Directors casting votes in person at a meeting called for such purpose. The Fund or CSAM may terminate the Advisory Agreement on sixty days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

          Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing the Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreements, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

          The Portfolio bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Portfolio who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Portfolio's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Portfolio and of the officers or Board of Directors of the Portfolio; and any extraordinary expenses.

          The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Portfolio or to shareholders of the Portfolio to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          The Portfolio or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Portfolio, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Portfolio.

          For the fiscal years ended October 31, 2004 and 2003, the Portfolio paid CSAM, and CSAM waived fees and/or reimbursed expenses of the Portfolio under the Advisory Agreement as follows:

----------------------  -------------------------  -------  --------------
                        Fees Paid (after waiver)   Waiver   Reimbursement
----------------------  -------------------------  -------  --------------
2004                    $            0             $25,672  $       77,648

                        for advisory consent
                        approval
----------------------  -------------------------  -------  --------------
2003                    $            0             $14,838  $       63,986

                        for advisory consent
                        approval
----------------------  -------------------------  -------  --------------

BOARD  APPROVAL  OF  ADVISORY  AGREEMENT
----------------------------------------

          In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors:

          Investment  Advisory  Fee  Rate
          -------------------------------

          The Board reviewed and considered the contractual advisory fee rate of 1.00% paid by the Portfolio (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of 0.00% (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

          Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and its overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

          Nature,  Extent  and  Quality  of  the  Services  under  the  Advisory
          ----------------------------------------------------------------------
          Agreement
          ---------

          The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Portfolio by senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

          Portfolio  Performance
          ----------------------

          The Board received and considered the one-year performance of the Portfolio, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

          The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

          CSAM  Profitability
          -------------------

          The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

          Economies  of  Scale
          --------------------

          The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

          Other  Benefits  to  CSAM
          -------------------------

          The Board considered other benefits received by CSAM and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

          The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities among the Portfolio and other advisory clients.

          Conclusions
          -----------

          In selecting CSAM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

          - although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was lower than median of its Peer Group.

          - although the Portfolio's one-year performance lagged that of its Peer Group, which the Board discussed with CSAM, CSAM advised the Board that changes in the methodology for managing the Portfolio are under review in order to address underperformance.

          - aside from performance (as described above) the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

          - in light of the costs of providing investment management and other services to the Portfolio and CSAM's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

          - CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

          - in light of the small size of the Portfolio and the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

          Administrator
          -------------

          CSAMSI and State Street serve as co-administrators to the Portfolio pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively). For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Portfolio pays CSAMSI a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the services provided by State Street under the State Street Co-Administration Agreement, the Portfolio pays State Street a fee calculated at an annual rate of its pro rated share of .05% of the Credit Suisse Funds complex's (the "Fund Complex") first $5 billion in average daily net assets, .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Credit Suisse Funds complex's average daily net assets exceeding $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses. These fees are calculated at an annual rate based on a percentage of the Portfolio's average daily net assets. For the fiscal years ended October 31, 2003 and 2004, the Portfolio paid CSAMSI and State Street co-administration fees of $2,567 and $7,474, respectively.

          Code  of  Ethics
          ----------------

          The Fund, CSAM and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

     Custodian  and  Transfer  Agent
     -------------------------------

          State Street acts as the custodian for the Portfolio and also acts as the custodian for the Portfolio's foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities, and (e) makes periodic reports to the Board concerning the Portfolio's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Portfolio and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Portfolio. For this service to the Portfolio under the Custodian Agreements, State Street receives a fee which is calculated based upon the Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of the Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolio. BFDS's principal business address is 66 Brooks Drive, Braintree, MA 02184.

     Proxy  Voting  Policies  and  Procedures.
     -----------------------------------------

          The Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this SAI. The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The Fund's Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 800-222-8977 or through CSAM's website, www.csam.com/us and (2) on the SEC's website at http://www.sec.gov.
                                ------------------

     Disclosure  of  Portfolio  Holdings.
     ------------------------------------

          The Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Fund's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. The Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about the Fund's portfolio holdings.

          The Fund's policies and procedures provide that information regarding the Fund's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Fund shareholders. In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

          The Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

          Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Fund's costs in disseminating data regarding such information. All Portfolio-Related Information will be based on information provided by State Street, as the Fund's co-administrator/accounting agent.

          Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, CSAM and CSAMSI. The Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

          The Fund provides a full list of its holdings as of the end of each calendar month on its website, www.csam.com/us, approximately 10 business days
                               ---------------
after the end of each month. The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

          The Fund and CSAM have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of February 1, 2005, of those parties with which CSAM, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

--------------------------------  ------------  --------------------------
   Recipient                       Frequency    Delay before dissemination
--------------------------------  ------------  --------------------------

State Street (custodian,          Daily         None
accounting agent, co-
administrator and securities
lending agent)
--------------------------------  ------------  --------------------------
Institutional Shareholder         As necessary  None
Services (proxy voting service
and filing of class action
claims)
--------------------------------  ------------  --------------------------
Interactive Data Corp. (pricing   Daily         None
--------------------------------  ------------  --------------------------


                                       49

--------------------------------  ------------  --------------------------
service)
--------------------------------  ------------  --------------------------
Boston Financial Data             As necessary  None
Services, Inc. ("BFDS")
(transfer agent)
--------------------------------  ------------  --------------------------

          In addition, Portfolio-Related Information may be provided as part of the Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm ("PwC"); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Directors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.

          On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by CSAM; and consultants for investors that invest in funds advised by CSAM, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

------------------------  ---------  -----------------------------
Recipient                 Frequency  Delay before dissemination
------------------------  ---------  -----------------------------
Lipper                    Monthly    5th business day of following
                                     month
------------------------  ---------  -----------------------------
S&P                       Monthly    2nd business day of following
                                     month
------------------------  ---------  -----------------------------
Thomson Financial/Vestek  Quarterly  5th business day of following month
------------------------  ---------  -----------------------------
Fidelity Investments -
Strategic Advisers, Inc.
------------------------  ---------  -----------------------------
Fidelity Investments
Institutional Operations
Company, Inc.
------------------------  ---------  -----------------------------

          The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

          The ability of the Fund, the Adviser and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

     Organization  of  the  Fund
     ---------------------------

          The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board to issue sixteen billion full and fractional shares of capital stock, par value $.001 per share. Shares of six series have been classified, one of which constitute the interests in the Portfolio.

          The Portfolio is a non-diversified, open-end management investment company. All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

     Distribution  and  Shareholder  Servicing
     -----------------------------------------

          CSAMSI serves as the distributor of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          The Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from the Portfolio. Service Organizations may also be reimbursed for marketing costs.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of the Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

          With CSAM's permission, the Portfolio may accept securities as payment for the purchase of the Portfolio's shares from an investor if those securities match the investment objective and policies of the Portfolio, are considered by CSAM to be an appropriate portfolio investment and are easily valued, liquid and not subject to restrictions on transfer.

                               EXCHANGE PRIVILEGE

          Shareholders of the Portfolio may exchange all or part of their shares for shares of other Credit Suisse Institutional Funds on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a portfolio with a different investment objective when they believe that a shift between portfolios is an appropriate investment decision.

          If an exchange request is received by the Funds or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the Portfolio's net asset value determined at the end of that business day. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. The Portfolio may refuse exchange purchases at any time without notice.

          The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for U.S. federal income tax purposes as a redemption (see "Additional Information Concerning Taxes" below). Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of the Portfolio for shares in another Institutional Fund should review the Prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another Institutional Fund, an investor should contact the Fund at 1-800-222-8977.

          The Portfolio reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 30 days' notice to shareholders.

          In its efforts to curb market timing, the Fund may count all accounts under common ownership or control within the Credit Suisse Funds complex together for purposes of determining market timing with respect to any exchange involving the Portfolio. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for the purposes of this policy and may be rejected in whole or in part by the Fund. Purchase orders or exchange purchases accepted by your financial representative in violation of the excessive trading policy are not deemed accepted by the Fund and may be cancelled by the Funds on the next business day following receipt by your financial representative.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The  Portfolio
--------------

          The Portfolio intends to continue to qualify as a regulated investment company each taxable year under the Code. To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

          As a regulated investment company, the Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). The Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          The Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Portfolio currently expects to distribute any such excess annually to its shareholders. However, if the Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

          The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

          If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible
(i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special  Tax  Considerations
----------------------------

          The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolio.

          The Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

          Zero Coupon Securities. The Portfolio's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal income tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

          Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by the Portfolio that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Portfolio holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause the Portfolio to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

          Straddles. The options transactions that the Portfolio enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Portfolio must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolio of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolio is uncertain which (if any) of these elections it will make.

          Options and Section 1256 Contracts. If the Portfolio writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the Portfolio will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Portfolio in determining the capital gain or loss recognized in the resultant sale. However, the Portfolio's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Portfolio continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Portfolio must make to avoid the federal excise tax.

          The Portfolio may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not section 1256 contracts.

          Swaps. As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to the swap for more than one year).

          Foreign Currency Transactions. In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Portfolio qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

          Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, the Portfolio may elect capital gain or loss treatment for such transactions. Alternatively, the Portfolio may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, the Portfolio will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

          Passive Foreign Investment Companies. If the Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Portfolio may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Portfolio. Additional charges in the nature of interest may also be imposed on the Portfolio in respect of such deferred taxes. If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

          Alternatively, the Portfolio may make a mark-to-market election that will result in the Portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

          The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

          Foreign Taxes. Dividends and interest (and in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio expects that it will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Portfolio's investments.

Taxation  of  U.S.  Shareholders
--------------------------------

          Dividends and Distributions. Dividends and other distributions by the Portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

          Distributions of net-long-term capital gains, if any, that the Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. All other dividends of the Portfolio (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

          Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Portfolio to an individual in a particular taxable year if 95% or more of the Portfolio's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Portfolio; or (ii) the portion of the regular dividends paid by the Portfolio to an individual in a particular taxable year that is attributable to qualified dividend income received by the Portfolio in that taxable year if such qualified dividend income accounts for less than 95% of the Portfolio's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by the Portfolio from U.S. corporations and qualified foreign corporations, provided that the Portfolio satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by the Portfolio from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Portfolio dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

          We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

          If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

          Dividends and distributions paid by the Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

          Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

          Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

          Backup Withholding. The Portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

          Notices. Shareholders will receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

          Other Taxation. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

          Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation  of  Non-U.S.  Shareholders
------------------------------------

          Dividends paid by the Portfolio to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

          In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Portfolio.

          Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of the Portfolio's "qualified net interest income" (generally, the Portfolio's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Portfolio is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Portfolio's "qualified short-term capital gains" (generally, the excess of the Portfolio's net short-term capital gain over the Portfolio's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

          Special rules apply to foreign persons who receive distributions from the Portfolio that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50 percent of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

          However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established US securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

          PricewaterhouseCoopers LLP ("PwC"), with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, MD, 21201-2304, serves as the independent registered public accounting firm for the Portfolio. The financial statements for the fiscal year ended October 31, 2004 that are incorporated by reference in this Statement of Additional Information have been audited by PwC, whose report thereon appears elsewhere herein and have been incorporated by reference herein in reliance upon the report of the independent registered public accounting firm given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

          The Portfolio's audited annual report dated October 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Portfolio. The Portfolio will furnish without charge a copy of the annual and semi-annual reports upon request by calling Credit Suisse Funds at 800-222-8977.

                                       MISCELLANEOUS

          As of February 14, 2005, the name, address and percentage of ownership of each person that owns of record 5% or more of the Portfolio's outstanding shares were as follows:

Name and Address                 Shares
-------------------------------  -------

Sema & Co.                        38.00%
12 East 49th Street, 41st Floor
New York, NY 10017-1028

Elizabeth B. Dater                35.62%
466 Lexington Avenue
New York, NY 10017


                                       63

Name and Address                 Shares
-------------------------------  -------

Thomas F. Kearns Jr.             22.81%
27 Deepwood Road
Darrien CT 06820-3202

                                   APPENDIX A

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                               CREDIT SUISSE FUNDS

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                              CSAM CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES


                                  Introduction

          Credit Suisse Asset Management, LLC ("CSAM") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.


     The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

                                     Policy

          The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

                             Proxy Voting Committee

     The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

     For  the  reasons  disclosed  below  under  "Conflicts,"  the  Proxy Voting
     Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

          CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

                                    Conflicts

     CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

                                     Consent

          In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

                                  Recordkeeping

     CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting.

     These  records  include  the  following:

     -    a  copy  of  the  Policy;

     -    a  copy  of  each  proxy statement received on behalf of CSAM clients;

     -    a  record  of  each  vote  cast  on  behalf  of  CSAM  clients;

     - a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

     - a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

     CSAM reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

Disclosure
----------

     CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

     ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures
----------

     The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

Operational  Items
------------------

     Adjourn  Meeting

          Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

     Amend  Quorum  Requirements

          Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

     Amend  Minor  Bylaws

          Generally vote for bylaw or charter changes that are of a housekeeping nature.

     Change  Date,  Time,  or  Location  of  Annual  Meeting

          Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     Ratify  Auditors

          Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board  of  Directors
--------------------

     Voting  on  Director  Nominees  in  Uncontested  Elections

          Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences;
          (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

     Cumulative  Voting

          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

     Director  and  Officer  Indemnification  and  Liability  Protection

          Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

     Filling  Vacancies/Removal  of  Directors

          Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

     Independent  Chairman  (Separate  Chairman/CEO)

          Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

     Majority  of  Independent  Directors

          Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels.
          Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

     Term  Limits

          Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy  Contests
---------------

     Voting  on  Director  Nominees  in  Contested  Elections

          Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

     Amend  Bylaws  without  Shareholder  Consent

          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

     Confidential  Voting

          Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

     Cumulative  Voting

          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover  Defenses  and  Voting  Related  Issues
----------------------------------------------------

     Advance  Notice  Requirements  for  Shareholder  Proposals/Nominations

          Votes on advance notice proposals are determined on a case-by-case basis.

     Amend  Bylaws  without  Shareholder  Consent

          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

     Poison  Pills  (Shareholder  Rights  Plans)

          Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

     Shareholders'  Ability  to  Act  by  Written  Consent

          Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

     Shareholders'  Ability  to  Call  Special  Meetings

          Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

     Supermajority  Vote  Requirements

          Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger  and  Corporate  Restructuring
-------------------------------------

     Appraisal  Rights

          Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

      Asset  Purchases

          Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits;
          (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

     Asset  Sales

          Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital;
          (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

     Conversion  of  Securities

          Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5)
          termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     Corporate  Reorganization

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
          (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Reverse  Leveraged  Buyouts

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
          (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Formation  of  Holding  Company

          Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights;
          (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium;
          (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

     Joint  Ventures

          Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed;
          (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

     Mergers  and  Acquisitions

          Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

     Private  Placements

          Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Prepackaged  Bankruptcy  Plans

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
          (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Recapitalization

          Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
          (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse  Stock  Splits

          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Spinoffs

          Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure.

     Value  Maximization  Proposals

          Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital  Structure
------------------

     Adjustments  to  Par  Value  of  Common  Stock

          Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

     Common  Stock  Authorization

          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class  Stock

          Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

     Issue  Stock  for  Use  with  Rights  Plan

          Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

     Preemptive  Rights

          Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

     Preferred  Stock

          Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

     Recapitalization

          Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
          (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse  Stock  Splits

          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Share  Repurchase  Programs

          Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     Stock  Distributions:  Splits  and  Dividends

          Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

     Tracking  Stock

          Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive  and  Director  Compensation
--------------------------------------

     Executive  and  Director  Compensation

          Votes on compensation plans for directors are determined on a case-by-case basis.

     Stock  Plans  in  Lieu  of  Cash

          Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

     Director  Retirement  Plans

          Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     Management  Proposals  Seeking  Approval  to  Reprice  Options

          Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

     Incentive  Bonus  Plans  and  Tax  Deductibility  Proposals

          Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

     Employee  Stock  Ownership  Plans  (ESOPs)

          Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

     401(k)  Employee  Benefit  Plans

          Generally vote for proposals to implement a 401(k) savings plan for employees.

     Shareholder  Proposals  Regarding  Executive  and  Director  Pay

          Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     Performance-Based  Option  Proposals

          Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

     Stock  Option  Expensing

     Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

     Golden  and  Tin  Parachutes

          Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.


May  19,  2004

                                   APPENDIX B


                             DESCRIPTION OF RATINGS

Commercial  Paper  Ratings
--------------------------

          Commercial paper rated A-1 by Standard & Poor's Ratings Services of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Short-Term  Note  Ratings
-------------------------

          The following summarizes the two highest ratings used by S&P for short-term notes:

          SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

          SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

          The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

          MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

          MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Corporate  Bond  and  Municipal  Obligations  Ratings
-----------------------------------------------------

          The following summarizes the ratings used by S&P for corporate bonds and Municipal Obligations:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC and C - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the ratings used by Moody's for corporate bonds and Municipal Obligations:

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

Exhibit No.    Description of Exhibit

        a (1)  Articles of Incorporation dated May 13, 1992. 1

          (2) Articles of Amendment establishing the International Equity and Global Fixed Income Portfolio dated July 27, 1992. 1

          (3) Articles Supplementary designating the Small Cap Growth Portfolio dated August 16, 1995. 1

          (4) Articles Supplementary increasing the number of authorized shares dated April 17, 1996. 2

          (5) Articles Supplementary designating the Emerging Markets Portfolio dated July 25, 1996. 3

          (6) Articles Supplementary designating the Japan Growth Portfolio, Small Company Value Portfolio and Post-Venture Capital Portfolio dated July 30, 1997. 4

          (7) Articles of Amendment changing the name of the Post-Venture Capital Portfolio to the Warburg Pincus Post-Venture Capital Portfolio dated May 10, 2000. 5


          (8) Articles of Amendment changing the name of Warburg, Pincus Institutional Fund, Inc. to Credit Suisse Institutional Fund, Inc. dated May 10, 2000 5


-------------
1 Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed August 18, 1995.

2 Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on April 19, 1996.

3 Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on August 20, 1996.

4 Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on August 12, 1997.

5 Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000.

          (9) Articles Supplementary designating the Cash Reserve Portfolio, the Global Telecommunications Portfolio, the Long-Short Market Neutral Portfolio and the Major Foreign Markets Portfolio dated May 22, 2000. 5

          (10) Articles Supplementary designating the Investment Grade Fixed Income Portfolio dated June 25, 2001. 5

          (11) Articles Supplementary designating the Select Equity Portfolio, the Capital Appreciation Portfolio and the Small Cap Value Portfolio dated October 3, 2001. 7

          (12) Articles of Amendment changing the name of the International Equity Portfolio to the International Focus Portfolio, the name of the Small Company Growth Portfolio to the Small Cap Growth Portfolio and the Value Portfolio to the Large Cap Value Portfolio dated October 17, 2001.8

          (13) Articles Supplementary designating the Harbinger Portfolio dated November 14, 2002. 9


          (14) Certificate of Correction to Articles Supplementary dated June 11, 2004.


        b (1) By-Laws dated May 13, 1992. 1

          (2)  Amendment to By-Laws dated April 25, 1996. 10

          (3)  Amendment to By-Laws dated February 6, 1998. 11


-------------
6 Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on June 29, 2001.

7 Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2001.

8 Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, filed on February 13, 2002.

9 Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on November 18, 2002.

10 Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed on July 2, 1996.

11 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066).

          (4)  Amendment to By-Laws dated May 11, 2000. 5

          (5)  Amended By-Laws dated February 5, 2001. 12

          (6)  Amendment to By-Laws dated February 12, 2002.13


          (7)  Amendment to By-Laws dated February 11, 2004.


        c      Registrant's Forms of Stock Certificates. 1

        d (1)  Investment Advisory Agreement. 14

          (2)  Form of Investment Advisory Agreement -- Cash Reserve Portfolio.
               5

          (3)  Form of Investment Advisory Agreement -- Global
               Telecommunications Portfolio. 5

          (4) Form of Investment Advisory Agreement -- Long-Short Market Neutral Portfolio. 5

          (5) Form of Investment Advisory Agreement -- Major Foreign Markets Portfolio. 5

          (6) Form of Investment Advisory Agreement - Investment Grade Fixed Income Portfolio. 6

          (7)  Form of Investment Advisory Agreement -- Select Equity Portfolio.
               7

          (8) Form of Investment Advisory Agreement -- Capital Appreciation Portfolio. 7


-------------
12 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc. filed on February 22, 2001 (Securities Act File No. 333-49537).

13 Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, filed on February 20, 2003.

14 Incorporated by reference/ material provisions of this exhibit are substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

          (9) Form of Investment Advisory Agreement -- Small Cap Value Portfolio. 7


          (10) Amended and Restated Investment Advisory as Amended and Restated as of May 3, 2004 for the International Focus Portfolio.

          (11) Amended and Restated Investment Advisory as Amended and Restated as of May 3, 2004 for the Large Cap Value Portfolio.

          (12) Form of Sub-Investment Advisory Agreement between Credit Suisse Asset Management Limited and the Global Telecommunication Portfolio. 5

          (13) Sub-Investment Advisory Agreement with CSAM U.K. on behalf of International Focus Portfolio dated May 1, 2002.13

          (14) Amendment to Sub-Investment Advisory Agreement with CSAM U.K. dated July 22, 2002. 13

          (15) Sub-Investment Advisory Agreement with Credit Suisse Asset Management (Australia) Limited ("CSAM Australia") on behalf of International Focus Portfolio dated October 9, 2002. 13


        e (1)  Form of Distribution Agreement. 15

          (2) Form of Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI") 5

          (3) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to inclusion of the Investment Grade Fixed Income Portfolio. 6

          (4) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to the inclusion of the Select Equity Portfolio, the Capital Appreciation Portfolio and the Small Cap Value Portfolio. 7


-------------
15 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Credit Suisse Long-Short Market Neutral Fund, Inc., filed on November 2, 1999 (Securities Act File No. 333-60687).

          (5) Amended and Restated Distribution Agreement as Amended and Restated as of May 3, 2004.


        f        Not applicable.

        g (1) Custodian Agreement with State Street Bank and Trust Company ("State Street"). 16

          (2) Amendment to the Custodian Agreement with State Street dated April 26, 2001. 17

          (3) Amendment to the Custodian Agreement with State Street dated May 16, 2001. 17

          (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. 17


        h (1) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS") dated February 1, 2001. 13

          (2)    Form of Letter Agreement with BFDS. 7

          (2)(A) Form of Letter Agreement with BFDS. 8

          (2)(B) Form of Letter Agreement with BFDS relating to the Harbinger Portfolio. 13


          (2)(C) Amendment to the Transfer Agency and Service Agreement with BFDS dated December 31, 2002. 13


          (2)(D) Amendment to the Transfer Agency and Service Agreement with BFDS dated October 1, 2004.


          (3)    Co-Administration Agreement with CSAMSI. 14

          (3)(A) Amendment to Co-Administration Agreement with CSAMSI dated April 26, 2001.18


-------------
16 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

17 Incorporated by reference to Post-Effective No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed June 29, 2001 (Securities Act File No. 33-58125.

18 Incorporated by reference to Post-Effective No. 6 to the Registration Statement on Form-N-1A of Credit Suisse Institutional Fixed Income Fund, filed December 23, 2003 (Securities Act 333-60673).

          (3)(B) Amendment to Co-Administration Agreement with CSAMSI dated October 2, 2001. 18

          (3)(C) Amendment to Co-Administration Agreement with CSAMSI dated February 13, 2003. 18

          (3)(D) Form of Letter Agreement with CSAMSI relating to the Investment Grade Fixed Income Portfolio. 6

          (3)(E) Form of Letter Agreement with CSAMSI relating to the Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio. 7

          (3)(F) Co-Administration Agreement with State Street. 19

          (4)    Form of Services Agreement. 20


        i (1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Fund. 21

          (2) Consent of Willkie Farr & Gallagher LLP, counsel to the Fund, and Opinion of Willkie Farr & Gallagher LLP relating to the establishment of the Japan Growth Portfolio, Small Cap Large Cap Value Portfolio and Post-Venture Capital Portfolio. 4

          (3) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Fund, and Opinion of Willkie Farr & Gallagher LLP relating to the establishment of the Cash Reserve Portfolio, Global Telecommunications Portfolio, Long-Short Market Neutral Portfolio and Major Foreign Markets Portfolio. 5

          (4) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Fund, relating to the establishment of the Investment Grade Fixed Income and Large Cap Value Portfolio. 6



---------------
19 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund filed on May 3, 2002 (Securities Act File No. 333-64554).

20 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63655).

21 Incorporated by reference to Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on February 24, 2000.

          (5) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Fund, relating to the establishment of the Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio. 7


          (6) Opinion and Consent of Venable, Baetjer and Howard LLP, Maryland Counsel to the Fund. 7


        j (1) Consent of PricewaterhouseCoopers, LLP, Independent Registered Public Accounting Firm.


          (2)  Powers of Attorney.

        k      Not applicable.

        l (1) Purchase Agreement pertaining to the International Equity Portfolio and Global Fixed Income Portfolio. 1

          (2) Form of Purchase Agreement pertaining to the Small Cap Growth Portfolio. 1

          (3) Form of Purchase Agreement pertaining to the Emerging Market Portfolio. 3

          (4) Form of Purchase Agreement relating to the Japan Growth Value Portfolio. 4

          (5) Form of Purchase Agreement relating to the Small Cap Value Portfolio. 4

          (6) Form of Purchase Agreement relating to the Post-Venture Capital Portfolio. 4

          (7) Form of Purchase Agreement relating to the Cash Reserve Portfolio, the Global Telecommunications Portfolio, the Long-Short Market Neutral Portfolio and the Major Foreign Markets Portfolio. 5

          (8) Purchase Agreement relating to the Investment Grade Fixed Income Portfolio. 6

          (9) Purchase Agreement relating to the Select Focus Portfolio, the Capital Appreciation Portfolio and the Small Cap Value Portfolio.7

        m      Not applicable.

        n      Not applicable.

        o    Not applicable.


        p (1) Global Personal Trading Policy for Registrant, CSAM, LLC and CSAMSI. 22

          (2) Credit Suisse Asset Management Limited (U.K.) Supplement to Credit Suisse Asset Management Global Trading Policy.

          (3) Credit Suisse Asset Management Limited (Australia) Limited Local Supplement to the Global Trading Policy.



Item 24. Persons Controlled by or Under Common Control with Registrant


                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), each Portfolio's investment adviser, may be deemed to control a Portfolio and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant Portfolio's shares on behalf of discretionary advisory clients.


Item 25.          Indemnification

                  Registrant, officers and directors of CSAM, LLC, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on June 21, 1995.

Item 26.          (a) Business and Other Connections of Investment Adviser

                  CSAM, LLC acts as investment adviser to each Portfolio. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

                  (b) Business and Other Connections of Sub-Investment Advisers

                  CSAM U.K. and CSAM Australia act as sub-investment advisers for the Registrant. CSAM U.K. and CSAM Australia render investment advice and provide full-service private


-------------
22 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund, filed on October 1, 2004 (Securities Act File No. 333-116212).

equity programs to clients. The list required by this Item 26 of officers and partners of CSAM U.K. and CSAM Australia together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, are incorporated by reference to schedules A and D of Forms ADV filed by CSAM U.K. (SEC File No. 801-40177), CSAM Japan (SEC File No. 801-54411) and CSAM Australia (SEC File No. 801-60992).


Item 27.          Principal Underwriter


                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Appreciation Fund, Credit Suisse Capital Funds; Credit Suisse Cash Reserve Fund; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global High Yield Fund; Credit Suisse Global Small Cap Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse Mid-Cap Growth Fund ;Credit Suisse New York Municipal Fund; Credit Suisse Opportunity Funds; Credit Suisse Select Equity Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Target Return Fund and Credit Suisse Trust.


                  (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

                  (c) None.

Item 28.          Location of Accounts and Records

                  (1)      Credit Suisse Institutional Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (Fund's Articles of Incorporation, By-Laws and minute books)

                  (2)      Credit Suisse Asset Management, LLC
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (records relating to its functions as investment adviser)

                  (3) Credit Suisse Asset Management Securities, Inc. 466 Lexington Avenue
                           New York, New York 10017-3140
                           (records relating to its functions as
                           co-administrator and distributor)

                  (4)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           (records relating to its functions as
                           co-administrator and custodian)

                  (5)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (6)      Credit Suisse Asset Management Limited
                           Beaufort House
                           15 St Botolph
                           GB-London, EC3A7JJ
                           (records relating to its functions as sub-investment adviser)

                  (7) Credit Suisse Asset Management (Australia) Limited Level 32, Gateway Building 1 Macquarie Place Sydney NSW 2000 (records relating to its functions as sub-investment adviser)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25 day of February, 2005.


                                          CREDIT SUISSE INSTITUTIONAL FUND, INC.


                                                  By: /s/Michael E. Kenneally
                                                  ---------------------------
                                                  Michael E. Kenneally
                                                  Chairman of the Board and
                                                  Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                            Title                              Date
/s/Michael E. Kenneally              Chairman of the Board and          February 25, 2005
-----------------------              Chief Executive Officer
   Michael E. Kenneally

/s/Michael A. Pignataro              Treasurer and                      February 25, 2005
-----------------------              Chief Financial Officer
Michael A. Pignataro

/s/William W. Priest*                Director                           February 25, 2005
---------------------
   William W. Priest

/s/Richard H. Francis*               Director                           February 25, 2005
----------------------
   Richard H. Francis

/s/Jeffrey E. Garten*                Director                           February 25, 2005
---------------------
   Jeffrey E. Garten

/s/James S. Pasman, Jr.*             Director                           February 25, 2005
------------------------
   James S. Pasman, Jr.

/s/Steven N. Rappaport*              Director                           February 25, 2005
-----------------------
   Steven N. Rappaport

/s/Peter F. Krogh*                   Director                           February 25, 2005
------------------
   Peter F. Krogh

*By:/s/Michael A. Pignataro                                             February 25, 2005
   ------------------------
     Michael A. Pignataro as Attorney-in-Fact


                                INDEX TO EXHIBITS

         Exhibit No.                          Description of Exhibit
         -----------                          ----------------------


         a(14) Certificate of Correction to Articles Supplementary dated June
               11, 2004.

          b(7) Amendment to By-Laws dated February 11, 2004.

         d(10) Amended and Restated Investment Advisory as Amended and Restated as of May 3, 2004 for the International Focus Portfolio.

          (11) Amended and Restated Investment Advisory as Amended and Restated as of May 3, 2004 for the Large Cap Value Portfolio.

          e(5) Amended and Restated Distribution Agreement as Amended and
               Restated as of May 3, 2004.

          h(2) (D) Amendment to the Transfer Agency and Service Agreement with
               BFDS dated October 1, 2004.

          j(1) Consent of PricewaterhouseCoopers, LLP, Independent Registered
               Public Accounting Firm.

           (2) Powers of Attorney.

          p(2) Credit Suisse Asset Management Limited (U.K.) Supplement to
               Credit Suisse Asset Management Global Trading Policy.

           (3) Credit Suisse Asset Management Limited (Australia) Limited Local Supplement to the Global Trading Policy.